                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)


PAR
Amount
(000)         Description                                                            Coupon          Maturity       Value

              CALIFORNIA MUNICIPAL BONDS    98.4%
$     1,925   Alhambra, CA City Elem Sch Dist Cap Apprec Ser A (FSA Insd) (a)           *            09/01/20   $     970,816
      2,000   Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse Fltg) (MBIA Insd)      9.220 %         12/28/18       2,222,820
      3,000   Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys Impt Proj
              (AMBAC Insd)                                                           5.000           08/01/36       3,055,800
      1,430   Bay Area Govt Assn CA Lease Rev Cap Proj Ser A (AMBAC Insd) (a)        5.250           07/01/17       1,498,969
      2,735   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (a)      5.000           09/01/29       2,783,464
      1,000   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                5.000           08/01/28       1,022,990
      1,070   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                5.250           08/01/24       1,133,226
      1,850   Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA Insd) (a)               5.500           08/01/18       1,982,182
        455   Calexico, CA Cmnty Redev Agy Tax Alloc Merged Cent Bus &
              Residential Ser C (AMBAC Insd)                                         5.000           08/01/28         464,136
      7,000   California Edl Fac Auth Rev Univ Of The Pacific (MBIA Insd)            5.875           11/01/20       7,519,610
      2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdg
              First Lien Ser A (Prerefunded @ 01/01/28) (FGIC Insd)                  5.000           07/01/29       2,135,440
      1,050   California Spl Dist Assn Fin Corp Ctf Partn Pgm Ser DD (FSA Insd) (a)  5.625           01/01/27       1,078,308
      1,050   California St (FGIC Insd)                                              6.250           09/01/12       1,176,619
      1,200   California St Dept Transn Ctf Ser A Rfdg (MBIA Insd)                   5.250           03/01/16       1,233,600
      2,500   California St Dept Wtr Res Pwr Supply Rev Rite Ser B (Inverse Fltg)
              (MBIA Insd) (Acquired 09/08/03, Cost $2,709,650) (a) (b)               6.548           05/01/11       2,927,250
      2,500   California St Pub Wks Brd Lease Dept Corrections Ten Admin
              Ser A (AMBAC Insd)                                                     5.250           03/01/17       2,625,275
      7,750   California St Rfdg (FGIC Insd)                                         5.000           02/01/23       7,900,195
      1,000   California St Univ Rev & Colleges Systemwide Ser A (AMBAC Insd)        5.375           11/01/18       1,067,870
      1,900   California Statewide Cmntys Dev Auth Wtr Rev Ser A (FSA Insd)          5.000           10/01/26       1,953,789
      1,000   Carson, CA Redev Agy Redev Proj Area No 1 Tax Alloc (MBIA Insd)        5.500           10/01/15       1,098,750
      2,000   Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Ser A Rfdg
              (MBIA Insd)                                                            7.000           08/01/12       2,315,580
      3,000   Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A (MBIA Insd)                5.250           08/01/23       3,144,780
        100   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)             5.000           08/01/26         102,706
        125   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)             5.000           08/01/28         127,874
      2,000   Chula Vista, CA Pub Fin Auth Rev Ser A Rfdg (MBIA Insd)                5.000           09/01/29       2,035,940


      1,160   Coachella, CA Fin Auth Tax Proj 1 & 2 Ser A Rfdg (XLCA Insd) (a)         5.250           12/01/30       1,206,760
      3,140   Colton, CA Jt Uni Sch Dist Election 2001 Ser C (FGIC Insd)               5.250           02/01/25       3,314,082
      2,500   Colton, CA Jt Uni Sch Dist Election 2001 Ser C (FGIC Insd)               5.250           02/01/27       2,631,300
      3,400   Contra Costa, CA Cmnty College Election 2002 (MBIA Insd)                 5.000           08/01/29       3,478,166
      2,500   Culver City, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg
              (AMBAC Insd)                                                             5.000           11/01/23       2,572,800
      2,400   Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg
              (AMBAC Insd)                                                             5.000           09/01/34       2,437,776
      1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                      5.000           06/01/21       1,029,540
      2,195   Elk Grove, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 1 (MBIA Insd)       5.000           12/01/35       2,230,361
      1,280   Fillmore, CA Uni Sch Dist Election 2004 Ser A (FSA Insd)                 5.000           08/01/27       1,315,226
      1,300   Folsom Cordova, CA Uni Sch Dist Sch Fac Impt Dist No 2 Ser A
              (MBIA Insd)                                                              5.375           10/01/17       1,388,413
      1,360   Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr Rfdg (FSA Insd) (a)        5.000           10/01/16       1,422,138
      1,480   Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (MBIA Insd)       5.000           09/01/21       1,511,080
        650   Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd)                             5.000           06/01/17         673,660
        590   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                       5.900           08/01/17         674,152
        630   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                       5.900           08/01/18         722,610
        675   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                       5.900           08/01/19         777,438
        720   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                       5.900           08/01/20         832,054
      1,000   Fullerton, CA Sch Dist 2002 Election Ser B (FSA Insd)                    5.125           08/01/26       1,041,980
      2,000   Glendale, CA Redev Agy Tax Ctr Glendale Redev Proj (MBIA Insd)           5.250           12/01/20       2,108,660
      2,425   Glendora, CA Pub Fin Auth Tax Alloc Proj No 1 Ser A (MBIA Insd)          5.000           09/01/24       2,479,805
      5,000   Golden St Tob Securitization Corp CA Tob Settlement Rev Enhanced
              Asset Bkd Ser A (FGIC Insd)                                              5.000           06/01/38       5,051,800
      2,230   Hanford, CA High Sch Dist Election 1998 Ser C (MBIA Insd) (a)            5.700           08/01/28       2,465,443
      2,500   Huntington Beach, CA High Election 2004 (FSA Insd)                       5.000           08/01/26       2,567,650
      2,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                  5.250           11/01/23       2,093,360
      1,950   Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd) (a)             5.000           07/01/19       2,010,586
      2,000   Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Ser A Rfdg
              (AMBAC Insd)                                                             5.250           05/01/23       2,161,080
      1,715   Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC Insd) (a)               5.000           09/02/23       1,760,568
      2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                            5.250           09/01/24       2,109,160
      2,000   La Canada, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)               5.500           08/01/28       2,144,740
      2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                            5.000           09/01/29       2,046,320
      2,000   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1
              (AMBAC Insd)                                                             5.000           09/01/22       2,057,280
      1,000   Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser A (AMBAC Insd)          5.250           08/01/16       1,057,830
      1,260   Long Beach, CA Bd Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)    5.250           11/01/16       1,344,773
      1,545   Long Beach, CA Bd Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)    5.250           11/01/20       1,630,037


      2,000   Long Beach, CA Cmnty College Dist 2002 Election Ser B (FGIC Insd)        5.000           05/01/25       2,061,080
      2,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Ser N
              (MBIA)                                                                   5.250           09/01/26       2,110,340
      2,740   Los Angeles Cnty, CA Ctf Partn Antelope Vly Courthouse Ser A
              (AMBAC Insd)                                                             5.750           11/01/16       2,938,349
      1,000   Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)         4.750           03/01/23       1,001,620
      1,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier
              Sr Ser C Rfdg (AMBAC Insd)                                               5.000           07/01/23       1,023,790
      1,265   Los Angeles Cnty, CA Schs Regionalized Business Svcs Ctf Partn
              Cap Apprec Pooled Fin Ser A (AMBAC Insd)                                    *            08/01/24         512,009
      1,975   Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T (MBIA Insd) (a)            5.000           02/01/19       2,027,634
      2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                     5.000           07/01/26       2,053,720
      2,350   Los Angeles, CA Mtg Rev FHA Security 8 Asstd Proj Ser A
              Rfdg (MBIA Insd)                                                         6.100           07/01/25       2,352,044
      1,375   Los Angeles, CA Spl Assmt Landscaping & Ltg Dist No 96 Ser 1
              (AMBAC Insd) (a)                                                         5.000           03/01/21       1,406,570
      1,000   Lynwood, CA Uni Sch Dist 2002 Election Ser A (FSA Insd)                  5.000           08/01/27       1,022,400
      1,000   Menifee, CA Uni Sch Dist 2002 Election Ser B (FGIC Insd)                 5.000           08/01/28       1,023,800
      1,500   Modesto, CA Irr Rect Ctf Partn Cap Impts Ser A (FSA Insd)                5.250           07/01/18       1,577,790
      1,105   Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve
              (AMBAC Insd)                                                             5.000           12/01/20       1,143,719
      2,000   Montclair, CA Redev Agy Tax Redev Proj No V Rfdg (MBIA Insd)             5.000           10/01/20       2,052,200
      1,000   Mount Pleasant, CA Elem Sch Dist 1998 Election Ser C (FSA Insd)          5.500           03/01/26       1,058,410
      1,570   Mountain View, CA Shoreline Tax Alloc Ser A (MBIA Insd) (a)              5.250           08/01/16       1,660,746
      1,105   National City, CA Cmnty Dev Com Redev Proj Ser B Rfdg (AMBAC Insd)       5.250           08/01/32       1,152,637
      2,060   Norco, CA Redev Agy Tax Alloc Norco Redev Proj Area No 1 Rfdg
              (AMBAC Insd)                                                             5.000           03/01/26       2,102,724
      1,250   North City West, CA Sch Fac Fin Auth Spl Tax Ser B Rfdg
              (Prerefunded @ 09/01/06) (FSA Insd)                                      5.750           09/01/15       1,278,987
      1,000   Novato, CA Uni Sch Dist (FSA Insd)                                       5.000           08/01/28       1,022,990
      3,915   Oak Grove, CA Sch Dist 1995 Election (FGIC Insd)                         5.250           08/01/25       4,059,620
      1,000   Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                         5.000           08/01/17       1,022,400
      1,300   Oceanside, CA Ctf Partn Ser A Rfdg (AMBAC Insd)                          5.200           04/01/23       1,350,635
      3,025   Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile Justice
              Ctr Fac Rfdg (AMBAC Insd)                                                5.375           06/01/17       3,232,969
      1,145   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)                              5.000           10/01/25       1,173,304
      1,340   Palm Springs, CA Fin Lease Rev Convention Ctr Proj Ser A Rfdg
              (MBIA Insd)                                                              5.250           11/01/19       1,420,789
      2,535   Placentia Yorba Linda, CA Uni Sch Dist Ctf Partn (FGIC Insd)             5.000           10/01/22       2,615,359
      3,065   Placentia Yorba Linda, CA Uni Sch Dist Ctf Partn (FGIC Insd)             5.000           10/01/30       3,120,476
      2,020   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)     5.000           02/01/15       2,105,345
      1,110   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)     5.000           02/01/16       1,156,897
      1,360   Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (MBIA Insd)                 6.000           04/01/19       1,566,938

      1,055   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd) (a)         5.375           06/15/20       1,119,693
      3,000   Rancho Cucamonga, CA Redev Agy Rancho Redev Proj (MBIA Insd)             5.375           09/01/25       3,136,560
      1,000   Redding, CA Elec Sys Rev Ctf Partn (Inverse Fltg) (Escrowed to
              Maturity) (MBIA Insd)                                                    9.258           07/01/22       1,331,350
      1,400   Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev
              Ser A (MBIA Insd)                                                        5.000           09/01/23       1,440,670
      3,775   Riverside Cnty, CA Ctf Partn Historic Courthouse Proj (FGIC Insd) (a)    5.000           11/01/27       3,852,387
      2,160   Roseville, CA Jt Un High Sch Election 2004 Ser A (FGIC Insd) (a)         5.000           08/01/26       2,218,450
      1,000   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                   5.000           12/01/33       1,017,000
      1,500   San Diego Cnty, CA Ctf Partn Edgemoor Proj & Regl Sys Rfdg
              (AMBAC Insd)                                                             5.000           02/01/23       1,539,435
      2,000   San Francisco, CA City & Cnty Second Ser Issue 26B (FGIC Insd)           5.000           05/01/22       2,048,240
      2,675   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
              (MBIA Insd)                                                              5.000           09/01/17       2,773,601
      1,000   San Leandro, CA Ctf Partn Lib & Fire Stations Fin (AMBAC Insd)           5.750           11/01/29       1,069,010
      1,000   San Leandro, CA Jt Proj Area Fin (MBIA Insd)                             5.100           12/01/26       1,032,360
      1,340   Sanger, CA Uni Sch Dist Ctf Cap Impt Prog (FSA Insd) (a)                 5.000           03/01/25       1,392,622
      2,000   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg
              (MBIA Insd) (a)                                                          5.375           09/01/20       2,110,680
      2,065   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg (MBIA Insd)     5.375           09/01/21       2,179,195
      2,450   Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC Insd) (a)               5.250           02/01/23       2,567,698
      1,000   Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj Ser A (MBIA Insd)       5.250           04/01/22       1,044,670
      1,000   South Gate, CA Pub Fin Auth South Gate Redev Proj No 1 (XLCA Insd)       5.750           09/01/22       1,096,530
      2,150   Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj
              No 1 (MBIA Insd)                                                         5.125           08/01/27       2,194,742
      1,000   University of CA Rev Multi Purp Proj Ser M (FGIC Insd)                   5.125           09/01/17       1,040,180
      1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                         5.000           09/01/19       1,034,090
      1,540   Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA Insd) (c)                 5.900           02/01/20       1,773,433
      2,000   Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I (FSA Insd)                 5.250           08/15/16       2,077,420
      3,655   Woodland, CA Fin Auth Wastewater Rev Second Sr Lien (MBIA Insd) (a)      5.000           03/01/30       3,720,388
                                                                                                                  -------------

  TOTAL LONG-TERM INVESTMENTS  98.4%                                                                                218,145,312
    (Cost $211,065,256)

  Short-Term Investment  0.4%
    (Cost $800,000)                                                                                                     800,000
                                                                                                                  -------------
  TOTAL INVESTMENTS  98.8%
    (Cost $211,865,256)                                                                                             218,945,312

  OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%                                                                         2,626,064
                                                                                                                  -------------

  NET ASSETS  100.0%                                                                                               $221,571,376
                                                                                                                  =============

        Percentages are calculated as a percentage of net assets.
  *     Zero coupon bond
  (a)   The Fund owns 100% of the outstanding bond issuance.


   (b)        This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.
   (c)        All or a portion of this security has been physically segregated in connection with open futures contracts.
   AMBAC    - AMBAC Indemnity Corp.
   FGIC     - Financial Guaranty Insurance Co.
   FSA      - Financial Security Assurance Inc.
   MBIA     - Municipal Bond Investors Assurance Corp.
   XLCA     - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:


LONG CONTRACTS:                                                                                UNREALIZED
                                                                                              APPRECIATION/
                                                                               CONTRACTS      DEPRECIATION
10-Year U.S. Treasury Note - September 2006 (Current Notional Value of          25             ($11,428)
                                                                             ---------         ---------
$104,402 per contract)


SWAPS AGREEMENT OUTSTANDING AS OF JUNE 30, 2006

Interest Rate Swaps

                                                                                      Notional       Unrealized
                                             Pay/Receive      Fixed     Expiration     Amount       Appreciation/
Counterparty Floating Rate Index            Floating Rate      Rate        Date        (000)        Depreciation

JP Morgan  USD-BMA Municipal Swaps            Receive         4.25%     9/28/2016      750         $  (4,399.00)
JP Morgan  USD-BMA Municipal Swaps            Receive         4.47%     10/3/2026      200         $  (1,519.00)
                                                                                       ---         -------------
                                                                                       950         $  (5,918.00)
                                                                                       ---         -------------

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PAR
 AMOUNT
 (000)    DESCRIPTION                                                 COUPON   MATURITY       VALUE
-------   -----------                                                -------   --------   --------------
          MUNICIPAL BONDS 97.7%
          ALABAMA 2.1%
$ 1,385   Alabama St Brd Ed Rev Calhoun Cmnty College
          (AMBAC Insd)                                                 5.000%  05/01/21   $    1,434,431
    200   Alabama St Brd Ed Rev Calhoun Cmnty College
          (AMBAC Insd)                                                 5.000   05/01/22          206,844
  2,255   Alabama St Brd Ed Rev George C Wallace Cmnty College
          (AMBAC Insd) (a)                                             5.250   07/01/23        2,377,492
  2,500   Birmingham, AL Wks & Swr Brd Wtr & Swr Rev (FSA Insd)        4.500   01/01/35        2,363,775
  2,000   Birmingham, AL Wks & Swr Brd Wtr & Swr Rev (FSA Insd)        5.000   01/01/40        2,021,860
  2,145   Birmingham, AL Wtrwks & Swr Brd Ser A (FGIC Insd) (a)        5.000   01/01/21        2,211,967
  3,590   Clarke & Mobile Cnty, AL Gas Dist Rev (AMBAC Insd) (a)       5.250   01/01/21        3,773,772
  3,670   Houston Cnty, AL Hlthcare Auth Ser A (AMBAC Insd)            5.250   10/01/30        3,846,050
  3,120   Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)               5.400   06/01/22        3,312,941
  2,500   Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)               5.500   06/01/27        2,669,350
                                                                                          --------------
                                                                                              24,218,482
                                                                                          --------------
          ALASKA 1.5%
  2,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)             5.000   12/01/30        2,029,440
  1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)             5.250   12/01/41        1,028,380
  8,045   Alaska St Intl Arpt Rev Rols RR II 527 (Inverse Fltg)
          (Acquired 03/10/06, Cost $8,922,388) (MBIA Insd) (a) (b)     5.909   10/01/24        8,472,511
  4,000   Alaska St Intl Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)         5.000   10/01/21        4,094,840
  1,425   Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)                      6.000   09/01/19        1,521,615
                                                                                          --------------
                                                                                              17,146,786
                                                                                          --------------
          ARIZONA 1.8%
  1,940   Arizona St Univ Ctf Partn Resh Infrastructure Proj
          (AMBAC Insd)                                                 5.250   09/01/23        2,035,041
  1,225   Arizona St Univ Ctf Partn Resh Infrastructure Proj
          (AMBAC Insd)                                                 5.250   09/01/24        1,284,155
  2,900   Arizona Tourism & Sports Auth Multi Purp Stad Fac Ser A
          (MBIA Insd)                                                  5.375   07/01/22        3,083,193
  5,000   Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El
          Paso Elec Co Ser A Rfdg (FGIC Insd)                          4.800   08/01/40        4,817,150
    640   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Elec Pwr Co Ser A Rfdg (FSA Insd)      7.250   07/15/10          642,656
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A
          Rfdg (AMBAC Insd)                                            6.000   09/01/12        1,954,500
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A
          Rfdg (AMBAC Insd)                                            6.125   09/01/17        1,825,057
  1,000   University AZ Ctf Partn Ser A (AMBAC Insd)                   5.000   06/01/23        1,026,380
    825   University AZ Ctf Partn Ser B (AMBAC Insd)                   5.000   06/01/22          847,976
    360   University AZ Ctf Partn Ser B (AMBAC Insd)                   5.000   06/01/24          368,968
    300   University AZ Ctf Partn Ser C (AMBAC Insd)                   5.000   06/01/21          308,799
  1,885   University AZ Ctf Partn Ser C (AMBAC Insd)                   5.000   06/01/22        1,937,497
                                                                                          --------------
                                                                                              20,131,372
                                                                                          --------------
          ARKANSAS 0.8%
  2,500   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza
          Proj (FSA Insd)                                              5.000   06/01/29        2,548,200
  6,265   Little Rock, AR Sch Dist Ser B Rfdg (FSA Insd)               5.500   02/01/25        6,526,940
                                                                                          --------------
                                                                                               9,075,140
                                                                                          --------------
          CALIFORNIA 17.3%
  4,000   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A
          (XLCA Insd)                                                  5.250   09/01/35        4,162,680
  3,225   Bay Area Govt Assn CA Rev Tax Alloc Ser A (AMBAC
          Insd) (a)                                                    4.500   09/01/25        3,126,057
  3,205   Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)          5.000   10/01/30        3,272,625

  3,310   Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)          5.000   10/01/36        3,359,981
  3,500   California Ed Fac Auth Rev Occidental College Ser A
          (MBIA Insd)                                                  5.000   10/01/36        3,573,850
  3,000   California St Pub Wks Brd UCLA Replacement Hosp Ser A
          (FSA Insd)                                                   5.000   10/01/22        3,075,000
  3,000   California St Pub Wks Brd UCLA Replacement Hosp Ser A
          (FSA Insd)                                                   5.375   10/01/20        3,186,960
  5,000   California Stwide Cmnty Depooled Fin Pg Ser 2004A
          (FSA Insd)                                                   5.250   10/01/24        5,257,550
  4,615   California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev
          Ser D (FSA Insd) (a)                                         5.000   10/01/26        4,754,281
  3,000   California Stwide Cmnty Pooled Fin Pg Ser 2004A
          (FSA Insd)                                                   5.000   10/01/29        3,061,800
  4,000   California Stwide Cmnty Pooled Fin Pg Ser 2004A
          (FSA Insd)                                                   5.250   10/01/34        4,158,000
  2,980   California Stwide Cmnty Pooled Fin Pg Ser 2004C
          (FSA Insd) (a)                                               5.000   10/01/29        3,041,388
  7,430   Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                  5.000   09/01/25        7,641,458
  7,995   Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                  5.000   09/01/26        8,210,465
  8,600   Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                  5.000   09/01/27        8,812,420
  3,500   Capistrano, CA Uni Sch Dist (FGIC Insd)                      5.000   09/01/29        3,578,575
  5,000   Chino Vly Uni Sch Dist CA Election 2002 Ser C
          (MBIA Insd)                                                  5.250   08/01/30        5,256,000
  3,225   Coronado, CA Cmnty Dev Agy Tax Alloc Coronado Cmnty Dev
          Proj (AMBAC Insd)                                            5.000   09/01/30        3,278,148
    425   Earlimart, CA Elem Sch Dist Ser 1 (AMBAC Insd)               6.700   08/01/21          536,086
 10,000   Golden St Tob Securitization Corp CA Tob Settlement Rev
          Enhanced Asset Bkd Ser A (AMBAC Insd)                        5.000   06/01/30       10,136,700
 10,000   Golden St Tob Securitization Corp CA Tob Settlement Rev
          Enhanced Asset Bkd Ser A (FGIC Insd)                         5.000   06/01/38       10,103,600
    265   Golden West Sch Fin Auth CA Rev Ser A Rfdg (MBIA
          Insd) (a)                                                    5.750   08/01/19          301,286
    690   Jurupa, CA Univ Sch Dist Election 2001 (FGIC Insd)           5.000   08/01/26          706,712
  3,360   Loma Linda, CA Redev Agy Tax Alloc Ser A (XLCA Insd)         5.250   07/01/30        3,503,170
  1,990   Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin
          Ser A1 (AMBAC Insd)                                          5.000   08/01/40        2,007,850
  5,000   Los Angeles, CA Uni Sch Dist Elec of 1997- Ser F (c)
          (FGIC Insd)                                                  5.000   07/01/25        5,130,600
  3,600   Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1
          (FSA Insd)                                                   5.000   07/01/40        3,658,716
  3,700   Marin, CA Cmnty College Dist Election of 2004 Ser A
          (MBIA Insd)                                                  5.000   08/01/26        3,810,149
 10,000   Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj
          (XLCA Insd)                                                  5.250   09/01/36       10,333,900
  1,165   North Monterey Cnty, CA Uni Sch Dist Election 2002 Ser B
          (FGIC Insd)                                                  4.750   08/01/29        1,162,519
  3,455   Oxnard, CA Fin Auth Headworks Proj (AMBAC Insd) (a)          5.000   06/01/36        3,512,975
  2,070   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd) (a)              5.250   10/01/23        2,179,544
  5,000   Palm Springs, CA Fin Lease Rev Convention Ctr Proj Ser A
          (MBIA Insd)                                                  5.500   11/01/29        5,402,050
  1,375   Poway, CA Ctf Partn City Office Bldg Proj (AMBAC Insd)       5.000   01/01/23        1,405,992
  2,250   Riverside, CA Ctf Partn (AMBAC Insd) (a)                     5.000   09/01/23        2,304,990
  1,840   Rohnert Park, CA Swr Sys Rev Ctf Partn Spl Term
          (AMBAC Insd)                                                 5.000   06/01/30        1,872,384
  3,200   Rohnert Park, CA Swr Sys Rev Ctf Partn Spl Term
          (AMBAC Insd) (a)                                             5.000   06/01/36        3,249,344
  3,270   San Diego Cnty, CA Ctf Partn Edgemont Proj & Regl Sys
          Rfdg (AMBAC Insd)                                            5.000   02/01/21        3,369,964
  9,085   San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)                  5.375   03/01/18        9,666,985
  2,570   San Marcos, CA Pub Fac Auth Rols RR II 514 (Inverse
          Fltg) (Acquired 02/10/06, Cost $2,852,751) (AMBAC
          Insd) (b)                                                    5.919   10/01/31        2,683,465
  2,785   Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC Insd)       5.000   02/01/27        2,838,583
  1,775   Sierra, CA Jt Cmnty College Impt Dist 2 Westn Nevada
          Ser A (FGIC Insd) (a)                                        5.000   08/01/28        1,813,393
  1,960   Sierra, CA Jt Cmnty College Impt Dist 2 Westn Nevada
          Ser A (FGIC Insd) (a)                                        5.000   08/01/29        2,002,395
  5,380   South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera
          Ranch Ser A (AMBAC Insd)                                     5.000   08/15/27        5,520,472
  2,000   South Tahoe CA Jt Pwr Fin Redev Proj Area No 1 Ser A
          Rfdg (AMBAC Insd)                                            5.000   10/01/35        2,031,700
  3,560   Southern CA Pub Pwr Auth Rev Proj Ser A Rfdg (FSA
          Insd) (a)                                                    5.000   01/01/19        3,711,442

  2,110   Val Verde, CA Uni Sch Dist Ctf Sch Constr Proj Ser B
          Rfdg (FGIC Insd) (a)                                         5.000   01/01/22        2,172,583
  2,150   Val Verde, CA Uni Sch Dist Ctf Sch Constr Proj Ser B
          Rfdg (FGIC Insd)                                             5.000   01/01/25        2,203,105
  2,370   Val Verde, CA Uni Sch Dist Ctf Sch Constr Proj Ser B
          Rfdg (FGIC Insd)                                             5.000   01/01/30        2,410,219
  1,750   Vallejo City, CA Uni Sch Ser A Rfdg (MBIA Insd)              5.900   08/01/25        2,022,755
                                                                                          --------------
                                                                                             194,572,866
                                                                                          --------------
          COLORADO 2.8%
  3,745   Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora
          Academy Sch Proj Ser A Rfdg (XLCA Insd) (a)                  5.250   02/15/34        3,874,277
  2,500   Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley
          Sch Proj Rfdg (XLCA Insd)                                    5.250   09/15/32        2,598,800
  1,000   Colorado Ed & Cultural Fac Auth Rev Charter Sch Woodrow
          Wilson Sch Proj Ser A Rfdg (XLCA Insd)                       5.250   12/01/34        1,038,730
  2,205   Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)            5.750   11/15/16        2,409,337
  4,110   Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)            5.750   11/15/17        4,485,161
  3,225   Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)            5.750   11/15/18        3,514,508
  5,000   Denver, CO City & Cnty Arpt Rev Sys Ser A (XLCA Insd)        5.000   11/15/25        5,133,400
  2,000   Fremont Cnty, CO Ctf Partn & Impt Ser A Rfdg (MBIA Insd)     5.250   12/15/26        2,081,880
  1,175   Thornton, CO Ctf Partn (AMBAC Insd)                          5.375   12/01/19        1,251,598
  3,080   Thornton, CO Ctf Partn (AMBAC Insd) (a)                      5.375   12/01/21        3,269,235
  1,650   Thornton, CO Ctf Partn (AMBAC Insd)                          5.375   12/01/22        1,751,376
                                                                                          --------------
                                                                                              31,408,302
                                                                                          --------------
          DISTRICT OF COLUMBIA 0.4%
  1,000   District of Columbia Ctf Partn Dist Pub Safety &
          Emergency (AMBAC Insd)                                       5.500   01/01/19        1,064,060
  4,000   Metropolitan Washington DC Arpt Ser A (AMT) (FSA Insd)       5.000   10/01/32        4,040,640
                                                                                          --------------
                                                                                               5,104,700
                                                                                          --------------
          FLORIDA 8.8%
  1,000   Brevard Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)        5.400   07/01/12        1,066,640
    500   Dade Cnty, FL Aviation Rev Ser B (MBIA Insd)                 5.600   10/01/26          511,625
  1,000   Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of
          Miami Ser B (MBIA Insd)                                      5.750   04/01/20        1,021,430
    750   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                  5.375   10/01/16          777,262
    140   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)             5.950   07/01/20          146,334
  1,000   Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)         5.250   01/01/24        1,034,190
  1,000   Florida Intergovnmtl Fin Ser C1 (AMBAC Insd)                 5.125   02/01/31        1,017,100
    575   Florida Muni Ln Council Rev Ser B (MBIA Insd)                5.750   11/01/14          618,384
  1,185   Florida St Brd Ed Cap Outlay Pub Ed Ser C (FGIC Insd)        5.000   06/01/23        1,214,826
  1,250   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)              6.000   07/01/12        1,353,262
  1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)              6.000   07/01/14        1,082,610
  2,750   Florida St Brd Ed Lottery Rev Ser B (FGIC Insd)              5.250   07/01/13        2,839,870
    750   Florida St Brd of Regt Hsg Rev (MBIA Insd)                   5.750   07/01/14          804,502
  1,365   Florida St Correctional Privatization Commn Ctf Partn
          (MBIA Insd)                                                  5.375   08/01/14        1,456,264
  1,750   Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Environmental Prot Presvtn 2000 Ser A (AMBAC Insd)           5.000   07/01/12        1,783,530
  1,500   Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Environmental Prot Presvtn 2000 Ser B (FSA Insd)             5.250   07/01/11        1,551,060
  1,340   Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (d)                 5.150   12/01/20        1,390,156
    500   Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon)
          (FGIC Insd)                                                  5.650   12/01/20          527,145
  1,000   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)               6.100   10/01/18        1,025,030
  1,750   Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                  5.375   10/01/30        1,766,572
  1,000   Key West, FL Util Brd Elec Rev Cap Apprec Ser D
          (Escrowed to Maturity) (AMBAC Insd)                              *   10/01/13          719,080
  6,680   Leon Cnty, FL Ctfs Partn (AMBAC Insd)                        5.000   07/01/23        6,895,029
  8,490   Miami Dade Cnty, FL Sch Brd Ser B (a) (AMBAC Insd)           5.000   11/01/21        8,784,009

  5,890   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser A
          (AMT) (CIFG Insd)                                            5.000   10/01/38        5,917,742
  1,000   Miami-Dade Cnty, FL Hlth Fac Miami Childrens Hosp Ser A
          Rfdg (AMBAC Insd)                                            5.125   08/15/26        1,022,070
  5,000   Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A
          (MBIA Insd)                                                  5.000   06/01/31        5,102,600
  1,000   Orange Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)         5.250   08/01/14        1,061,350
  1,000   Orlando, FL Cmnty Redev Agy Tax Rep Drive Universal Blvd
          Rfdg (AMBAC Insd)                                            5.125   04/01/20        1,038,740
  2,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)           5.000   08/01/18        2,077,860
    800   Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)           5.125   08/01/26          818,416
  2,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A Rfdg (FSA Insd)        5.000   08/01/21        2,062,540
  4,000   Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)             5.000   08/01/21        4,098,880
  4,000   Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)             5.000   08/01/22        4,092,480
    750   Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A
          (FSA Insd)                                                   5.500   01/01/16          799,657
  1,000   Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 &
          4A (MBIA Insd)                                               5.000   10/01/18        1,024,940
  1,505   Reedy Creek, FL Impt Dist FL Util Ser 1 (AMBAC Insd)         5.000   10/01/24        1,550,421
    535   Saint Johns Cnty, FL Indl Dev Auth Professional Golf
          Proj Rfdg (MBIA Insd)                                        5.250   09/01/12          570,283
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)            5.000   07/01/21        1,024,460
  3,245   Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (MBIA Insd)           *   07/01/18        1,853,674
  4,000   Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)                   5.200   10/01/22        4,293,640
 10,000   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med
          Ser A Rfdg (MBIA Insd) (e)                                   6.625   12/01/13       10,107,000
  2,610   University Cent FL Ctf Partn UCF Convocation Corp Ser A
          (FGIC Insd) (a)                                              5.000   10/01/26        2,667,028
  2,740   University Cent FL Ctf Partn UCF Convocation Corp Ser A
          (FGIC Insd) (a)                                              5.000   10/01/27        2,795,759
  1,000   Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)              5.200   11/01/25        1,041,740
  3,735   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle
          Ser B Rfdg (AMBAC Insd)                                      5.250   10/15/19        3,905,727
  1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle
          Ser B Rfdg (AMBAC Insd)                                      5.250   10/15/22        1,041,160
                                                                                          --------------
                                                                                              99,354,077
                                                                                          --------------
          GEORGIA 4.8%
  3,760   Albany Dougherty, GA Inner City Auth Rev Albany St Univ
          Student Hsg Ser A (XLCA Insd)                                5.000   07/01/25        3,868,438
  4,590   Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC
          Real Estate Fndtn Ser A (CIFG Insd)                          5.000   07/01/25        4,701,996
 11,355   Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC
          Real Estate Fndtn Ser A (CIFG Insd) (a)                      5.000   07/01/36       11,482,176
  4,780   Douglasville-Douglas Cnty, GA Wtr & Swr Auth Rev
          (MBIA Insd)                                                  5.000   06/01/27        4,900,743
 14,530   Georgia Muni Elec Auth Pwr Rev 2005 Ser Y (AMBAC Insd)       6.400   01/01/13       16,062,043
  9,445   Georgia Muni Elec Auth Pwr Rev 2005 Ser Y (MBIA Insd)        6.500   01/01/17       10,876,295
    160   Georgia Muni Elec Auth Pwr Rev 2005 Ser Y (Prerefunded
          @ 01/01/11) (AMBAC Insd)                                     6.400   01/01/13          176,061
    145   Georgia Muni Elec Auth Pwr Rev 2005 Ser Y (Prerefunded
          @ 01/01/14) (MBIA Insd)                                      6.500   01/01/17          167,331
    860   Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to
          Maturity) (AMBAC Insd)                                       6.400   01/01/13          955,795
    410   Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to
          Maturity) (MBIA Insd)                                        6.500   01/01/17          476,391
                                                                                          --------------
                                                                                              53,667,269
                                                                                          --------------
          ILLINOIS 12.9%
  1,105   Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd)                *   01/01/19          607,695
  2,845   Chicago, IL Brd Ed Cap Apprec Sch Reform B 1 (FGIC Insd)         *   12/01/19        1,497,494
  1,500   Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
          (FGIC Insd)                                                      *   12/01/19          789,540
  1,020   Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
          (FGIC Insd)                                                      *   12/01/25          390,925
  2,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (f)    0/5.700   01/01/25        2,167,240

  2,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (f)    0/5.750   01/01/29        2,160,840
  5,925   Chicago, IL Midway Arpt Rev Second Lien Ser B Rfdg
          (AMBAC Insd) (a)                                             5.000   01/01/21        6,088,115
  6,220   Chicago, IL Midway Arpt Rev Second Lien Ser B Rfdg
          (AMBAC Insd) (a)                                             5.000   01/01/22        6,382,466
  8,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser A (FGIC Insd)                                            5.000   01/01/33        8,105,680
  1,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser A Rfdg (MBIA Insd)                                       5.000   01/01/29        1,012,780
  2,840   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser E Rfdg (CIFG Insd) (a)                                   5.250   01/01/21        2,962,404
  2,975   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser E Rfdg (CIFG Insd) (a)                                   5.250   01/01/22        3,101,318
  3,120   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser E Rfdg (CIFG Insd)                                       5.250   01/01/23        3,248,450
  1,430   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser E Rfdg (CIFG Insd)                                       5.250   01/01/24        1,487,958
  5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser E Rfdg (CIFG Insd)                                       5.000   01/01/34        5,038,850
  8,750   Chicago, IL O'Hare Intl Arpt Rev Rols RR II 239-2
          (Inverse Fltg) (Acquired 08/18/03, Cost $9,500,313)
          (AMT) (FSA Insd) (b)                                         7.380   01/01/20       10,043,425
 10,000   Chicago, IL O'Hare Intl Arpt Rev Rols RR II 239-3
          (Inverse Fltg) (Acquired 08/18/03, Cost $10,760,100)
          (AMT) (FSA Insd) (a) (b)                                     7.380   01/01/21       11,504,500
  6,000   Chicago, IL O'Hare Intl Arpt Rev Rols RR II 494-1
          (Inverse Fltg) (Acquired 12/16/05, Cost $6,736,860)
          (MBIA Insd) (b)                                              6.416   01/01/24        6,585,240
  5,000   Chicago, IL Pk Dist Ser A (FGIC Insd)                        5.000   01/01/31        5,081,300
    615   Chicago, IL Pk Dist Ser C (FGIC Insd)                        5.500   01/01/19          652,017
  3,230   Chicago, IL Proj Ser A Rfdg (FGIC Insd)                      5.375   01/01/34        3,338,270
     50   Chicago, IL Proj Ser A Rfdg (Prerefunded @ 01/01/11)
          (MBIA Insd)                                                  5.500   01/01/38           53,619
    145   Chicago, IL Proj Ser A Rfdg (AMBAC Insd)                     5.625   01/01/39          155,425
  1,305   Chicago, IL Proj Ser A Rfdg (MBIA Insd)                      5.500   01/01/38        1,378,824
    345   Cook Cnty, IL Sch Dist No Berwyn South 100 Cap Apprec
          (FSA Insd) (a)                                               8.100   12/01/16          449,300
    290   Cook Cnty, IL Sch Dist No Berwyn South 100 Cap Apprec
          (FSA Insd) (a)                                               8.200   12/01/14          366,917
  2,605   Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd) (a)         *   12/01/17        1,532,548
  2,995   Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd) (a)         *   12/01/18        1,667,766
  4,210   Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd) (a)         *   12/01/19        2,215,976
  4,050   Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC Insd)             *   12/01/20        2,017,953
  3,000   Du Page Cnty, IL Cmnty High Sch (FSA Insd)                   5.600   01/01/22        3,220,950
    750   Du Page Cnty, IL Cmnty High Sch Rfdg (FSA Insd)              5.000   12/01/17          781,192
  1,320   Grundy, Kendall & Will Cntys, IL (Prerefunded 5/1/11)        5.500   05/01/20        1,409,496
    840   Grundy, Kendall & Will Cntys, IL (Prerefunded 5/1/11)        5.500   05/01/21          896,952
    540   Grundy, Kendall & Will Cntys, IL (AMBAC Insd)                5.500   05/01/20          570,110
    340   Grundy, Kendall & Will Cntys, IL (AMBAC Insd)                5.500   05/01/21          358,231
  2,000   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205
          (FSA Insd)                                                   6.650   02/01/11        2,216,100
  5,025   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205
          (FSA Insd)                                                   6.650   02/01/12        5,102,888
  4,800   Illinois Fin Auth Rev Swedish American Hosp (AMBAC Insd)     5.000   11/15/31        4,863,648
  2,000   Illinois Med Dist (MBIA Insd)                                5.250   06/01/32        2,065,360
  3,500   Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg
          (FSA Insd)                                                   5.000   02/01/21        3,561,810
 10,000   Illinois St Toll Hwy Auth Toll Hwy Rev Sr Priority
          Ser A-1 (FSA Insd)                                           5.000   01/01/26       10,289,500
  1,200   Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap
          Apprec Ser B (FGIC Insd)                                         *   12/01/14          825,156
  6,790   Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap
          Apprec Ser A (FSA Insd)                                          *   12/01/17        3,994,625
  1,000   Madison & St Clair Cnty, IL Sch Dist No 10 Collinsville
          Rfdg (FGIC Insd)                                             5.000   02/01/21        1,029,860
  3,000   McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap
          Apprec (FGIC Insd)                                               *   01/01/17        1,841,700
  4,000   McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap
          Apprec (FGIC Insd)                                               *   01/01/18        2,325,760
  1,330   McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec
          (FGIC Insd)                                                      *   01/01/16          859,300
  6,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
          McCormick Pl Expn Ser A (MBIA Insd)                          5.250   06/15/42        6,215,400
    175   Peoria, IL Ser B Rfdg (FGIC Insd)                            5.000   01/01/20          181,090

    500   Southern IL Univ Rev Cap Apprec Hsg & Aux Ser A
          (MBIA Insd)                                                      *   04/01/20          256,940
                                                                                          --------------
                                                                                             144,950,903
                                                                                          --------------
          INDIANA 3.4%
  5,810   Indiana Bd Bk Rev Spl Pgm Ser B1 (FSA Insd) (a)              5.000   03/01/27        5,941,538
    990   Indiana Bd Bk Spl Pgm Ser A (Escrowed to Maturity)
          (AMBAC Insd)                                                 9.750   08/01/09        1,076,585
  6,745   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A
          (AMBAC Insd)                                                 5.000   05/01/35        6,852,920
  2,335   Lake Cnty, IN Bldg Corp First Mtg (MBIA Insd) (a)            5.750   08/01/11        2,489,180
  1,550   Marion Cnty, IN Convention & Rec Lease Rent Ser A Rfdg
          (AMBAC Insd)                                                 5.000   06/01/21        1,586,797
  1,600   New Prarie Utd Sch Bldg Corp Ind Rfdg (FSA Insd)             5.000   07/05/18        1,659,328
  2,000   Plainfield, IN Cmnty High Sch Bldg Corp First Mtg
          (FGIC Insd)                                                  5.000   07/15/27        2,044,900
  2,555   Plainfield, IN Cmnty High Sch Bldg Corp First Mtg
          (FGIC Insd)                                                  5.000   07/15/28        2,606,432
  1,055   Plainfield, IN Cmnty High Sch Bldg Corp First Mtg
          (FGIC Insd)                                                  5.000   01/15/30        1,074,623
  1,900   South Harrison, IN 2000 Sch Bldg Corp Ser A (FSA Insd)       5.250   01/15/25        1,993,917
  5,780   Wawasee Cmnty Sch Corp IN New Elem & Remodeling Bldg
          Corp First Mtg Rfdg (FSA Insd) (a)                           5.000   07/15/24        5,962,128
  4,900   Wayne Twp, IN Marion Cnty Sch First Mtg Rfdg (FGIC Insd)     5.000   07/15/27        5,027,498
                                                                                          --------------
                                                                                              38,315,846
                                                                                          --------------
          IOWA 0.2%
  2,375   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj
          (FSA Insd)                                                   5.750   07/01/17        2,457,413
                                                                                          --------------
          LOUISIANA 2.5%
  4,065   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)                6.375   12/01/12        4,346,420
  5,530   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)                6.500   12/01/18        6,472,423
  7,500   Lafayette, LA Util Rev (MBIA Insd)                           5.250   11/01/24        7,878,975
    655   Louisiana Loc Govt Environment BRCC Fac Corp Proj
          (MBIA Insd)                                                  5.375   12/01/16          696,075
  2,035   Louisiana Loc Govt Environment BRCC Fac Corp Proj
          (MBIA Insd) (a)                                              5.375   12/01/17        2,157,100
  2,150   Louisiana Loc Govt Environment BRCC Fac Corp Proj
          (MBIA Insd) (a)                                              5.375   12/01/18        2,278,011
  2,165   Louisiana Loc Govt Environment BRCC Fac Corp Proj
          (MBIA Insd)                                                  5.375   12/01/19        2,290,159
  2,245   Louisiana Loc Govt Environment BRCC Fac Corp Proj
          (MBIA Insd)                                                  5.375   12/01/20        2,371,708
    680   New Orleans, LA Home Mtg Auth Single Family Mtg Rev 1985
          Ser A (MBIA Insd)                                                *   09/15/16          235,158
                                                                                          --------------
                                                                                              28,726,029
                                                                                          --------------
          MASSACHUSETTS 0.3%
  2,700   Massachusetts Muni Whsl Elec Co Nuclear Mix 1-A
          (MBIA Insd)                                                  5.250   07/01/13        2,873,853
    175   Massachusetts Muni Whsl Elec Co Proj No 6-A (MBIA Insd)      5.250   07/01/16          185,434
                                                                                          --------------
                                                                                               3,059,287
                                                                                          --------------
          MICHIGAN 2.7%
     75   Chippewa Valley, MI Sch Bldg & Site (FSA Insd)               5.000   05/01/20           77,843
  5,000   Detroit, MI City Sch Dist Sch Bldg & Site Impt Ser A
          Rfdg (FSA Insd)                                              5.000   05/01/25        5,134,450
  1,400   Huron, MI Sch Dist (FSA Insd)                                5.250   05/01/21        1,463,028
 10,000   Michigan Muni Bd Auth Rev Sch Dist City of Detroit
          (FSA Insd)                                                   5.000   06/01/19       10,315,400
  5,000   Michigan Muni Bd Auth Rev Sch Dist City of Detroit
          (FSA Insd)                                                   5.000   06/01/20        5,142,950
  2,020   Southgate, MI Cmnty Sch Dist Rfdg (FGIC Insd)                5.000   05/01/22        2,087,630
  2,675   Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg (FGIC Insd)       5.375   12/01/17        2,840,128
  2,840   Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg (FGIC Insd)       5.375   12/01/20        3,009,406
                                                                                          --------------
                                                                                              30,070,835
                                                                                          --------------

          MISSISSIPPI 0.6%
  1,000   Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr
          Treatment Fac Ser A Rfdg (FGIC Insd)                         8.500   02/01/13        1,232,290
  5,000   Mississippi Dev Bank Spl Oblg Muni Energy Agy Pwr Supply
          PJ Ser A (XLCA Insd)                                         5.000   03/01/41        5,012,950
  1,050   Tupelo, MS Pub Sch Dist Rfdg (FSA Insd)                      5.000   11/01/15        1,100,043
                                                                                          --------------
                                                                                               7,345,283
                                                                                          --------------
          MISSOURI 0.3%
  1,170   Mehlville, MO Sch Dist No R-9 Ctf Partn Ser A (FSA Insd)     5.500   03/01/16        1,239,767
  1,225   Mehlville, MO Sch Dist No R-9 Ctf Partn Ser A (FSA Insd)     5.500   03/01/17        1,295,646
    840   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)      5.375   07/01/17          888,922
                                                                                          --------------
                                                                                               3,424,335
                                                                                          --------------
          MONTANA 0.3%
  3,400   Forsyth, MT Pollution Ctl Rev Northwestern Corp Colstrip
          Rfdg (AMBAC Insd)                                            4.650   08/01/23        3,366,272
                                                                                          --------------
          NEBRASKA 0.3%
  3,620   Saunders Cnty, NE (FSA Insd) (a)                             5.000   11/01/35        3,660,110
                                                                                          --------------
          NEVADA 1.5%
  5,020   Clark Cnty, NV Arpt Rev Rols RR II 292-3 (Inverse Fltg)
          (Acquired 07/30/04,
           Cost $5,493,386) (AMT) (FGIC Insd) (b)                      6.873   07/01/22        5,581,437
 10,000   Director St, NV Dept Business & Ind Las Vegas Monorail
          Proj First Tier (AMBAC Insd)                                 5.625   01/01/32       10,619,100
    935   Reno, NV Cap Impt Rev (FGIC Insd)                            5.125   06/01/26          958,104
                                                                                          --------------
                                                                                              17,158,641
                                                                                          --------------
          NEW HAMPSHIRE 0.2%
  2,500   New Hampshire St Tpk Sys Rev Ser C Rfdg (Inverse Fltg)
          (FGIC Insd)                                                 10.083   11/01/17        2,646,625
                                                                                          --------------
          NEW JERSEY 0.6%
  4,000   New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A
          (MBIA Insd)                                                  5.000   07/01/23        4,107,440
  2,760   Newark, NJ Hsg Auth Port Auth Newark Marine Term
          (MBIA Insd)                                                  5.500   01/01/28        2,968,656
                                                                                          --------------
                                                                                               7,076,096
                                                                                          --------------
          NEW YORK 2.1%
  5,000   Long Island Pwr Auth NY Gen Ser A (XLCA Insd)                5.000   12/01/26        5,131,600
  5,470   New York City Hlth & Hosp Hlth Sys Ser A (FSA Insd)          5.000   02/15/21        5,612,220
  9,050   New York City Sub Ser F-1 (XLCA Insd)                        5.000   09/01/22        9,341,682
  3,105   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B
          (XLCA Insd) (a)                                              5.375   07/01/21        3,312,725
                                                                                          --------------
                                                                                              23,398,227
                                                                                          --------------
          NORTH CAROLINA 1.7%
  5,000   North Carolina Eastn Muni Pwr Agy Sys Rev Ser A Rfdg
          (AMBAC Insd)                                                 5.250   01/01/20        5,293,300
 10,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                5.250   01/01/18       10,498,700
  2,735   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                5.250   01/01/19        2,869,343
                                                                                          --------------
                                                                                              18,661,343
                                                                                          --------------
          NORTH DAKOTA 1.0%
  5,000   Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station
          Rfdg (AMBAC Insd)                                            7.200   06/30/13        5,688,850
  5,000   Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop
          Ser A Rfdg (AMBAC Insd)                                      5.300   01/01/27        5,159,350
                                                                                          --------------
                                                                                              10,848,200
                                                                                          --------------
          OHIO 0.6%
  1,000   Chillicothe, OH City Sch Dist Sch Impt (FGIC Insd)           5.250   12/01/26        1,055,560
  5,000   Columbus, OH City Sch Dist Sch Fac Constr & Impt
          (FSA Insd)                                                   5.250   12/01/27        5,254,850
                                                                                          --------------
                                                                                               6,310,410
                                                                                          --------------
          OKLAHOMA 3.1%
  2,340   Claremore, OK Pub Wk Auth Util Sys Rev Rfdg (FSA
          Insd) (a)                                                    5.000   07/01/25        2,414,459

  2,890   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                 5.250   07/01/19        3,077,619
  1,480   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                 5.250   07/01/33        1,553,571
  4,320   McAlester, OK Pub Wks Auth Util Cap Apprec Ser A
          (FSA Insd)                                                       *   02/01/30        1,161,864
  5,660   Mustang, OK Impt Auth Util Rev (Prerefunded 10/1/09)
          (FSA Insd)                                                   5.800   10/01/30        6,087,330
  2,020   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A (FSA Insd)      5.000   07/01/17        2,077,853
  2,400   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
          (FGIC Insd)                                                  5.250   10/01/29        2,515,392
  2,000   Oklahoma Colleges Brd Regt Stad Univ Cent OK Ser B
          (AMBAC Insd)                                                 5.500   06/01/24        2,160,960
  2,545   Sallisaw, OK Muni Auth Util Sys Rev (XLCA Insd)              5.000   01/01/25        2,612,748
  2,000   Tulsa, OK Cmnty College Rev (AMBAC Insd)                     5.500   07/01/22        2,153,260
  8,260   Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser A
          (MBIA Insd)                                                  5.375   10/01/31        8,591,391
                                                                                          --------------
                                                                                              34,406,447
                                                                                          --------------
          OREGON 0.3%
  2,835   Oregon St Dept Admin Ser B Rfdg (MBIA Insd)                  5.250   05/01/17        2,983,752
                                                                                          --------------
          PENNSYLVANIA 3.3%
  5,000   Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys Ser A
          (MBIA Insd)                                                  6.500   11/15/30        5,545,750
  4,875   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy
          Hlth Sys Inc (Escrowed to Maturity) (AMBAC Insd)             5.625   08/15/26        5,149,609
  3,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable Rate
          Coupon) (FSA Insd)                                           5.000   12/01/33        3,141,420
  3,000   Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)                                      5.350   07/01/26        3,116,520
  1,375   Pennsylvania St Higher Ed Fac Auth Rev St Sys Higher Ed
          Ser P (AMBAC Insd)                                           5.000   12/15/16        1,400,108
  2,990   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th Ser
          (FSA Insd)                                                   5.250   08/01/18        3,125,567
  4,555   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th Ser
          (FSA Insd)                                                   5.250   08/01/21        4,744,716
  1,485   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGL Insd)       5.250   08/01/20        1,552,063
  3,665   Philadelphia, PA Gas Wks Rev Fifth Ser A-1 (AGL
          Insd) (a)                                                    5.250   09/01/17        3,871,449
  5,000   State Pub Sch Bldg Auth PA Sch Lease Philadelphia Sch
          Dist Proj (FSA Insd)                                         5.250   06/01/26        5,221,250
                                                                                          --------------
                                                                                              36,868,452
                                                                                          --------------
          SOUTH CAROLINA 2.4%
  1,950   Columbia, SC Ctf Partn Tourism Dev Fee Pledge
          (AMBAC Insd)                                                 5.250   06/01/19        2,037,828
  3,325   Columbia, SC Pkg Fac Rev Ser A (CIFG Insd)                   5.000   02/01/37        3,360,711
  5,170   Easley, SC Util Rev Impt & Rfdg (FSA Insd)                   5.000   12/01/34        5,272,935
  3,000   Kershaw Cnty, SC Pub Schs Fndtn Installment Pwr Rev Dist
          Proj (CIFG Insd)                                             5.000   12/01/30        3,040,020
  3,000   Kershaw Cnty, SC Pub Schs Fndtn Installment Pwr Rev Dist
          Proj (CIFG Insd)                                             5.000   12/01/31        3,032,670
  6,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co
          Proj Ser A (AMBAC Insd)                                      5.200   11/01/27        6,771,310
  4,000   South Carolina Jobs Econ Tuomey (CIFG Insd)                  5.000   11/01/30        4,066,600
                                                                                          --------------
                                                                                              27,582,074
                                                                                          --------------
          SOUTH DAKOTA 1.1%
    715   Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)                    5.000   12/01/14          751,951
  1,455   Rapid City, SD Sales Tax Rev Rfdg (AMBAC Insd)               5.500   06/01/12        1,552,078
  5,205   South Dakota St Lease Rev Tr Ctf Ser A (FSA Insd)            6.625   09/01/12        5,790,510
  4,000   South Dakota St Lease Rev Tr Ctf Ser A (FSA Insd)            6.700   09/01/17        4,784,320
                                                                                          --------------
                                                                                              12,878,859
                                                                                          --------------
          TEXAS 6.7%
  1,165   Alamo, TX Cmnty College Dist Combined Fee Rfdg
          (FSA Insd)                                                   5.000   11/01/22        1,192,284
  5,000   Brazos Riv Auth TX Rev Houston Ind Inc Proj Ser C
          (Variable Rate Coupon) (AMBAC Insd)                          5.125   05/01/19        5,153,600
  1,900   Colorado Riv, TX Muni Wtr Dist Sys Rfdg (AMBAC Insd)         5.375   01/01/19        2,017,458
  3,055   Dallas Fort Worth, TX Intl Arpt Rols RR II 291-1
          (Inverse Fltg) (Acquired 07/19/04, Cost $3,448,667)
          (AMT) (FSA Insd) (a) (b)                                     6.873   11/01/19        3,394,991

  2,000   Dallas Fort Worth, TX Intl Arpt Rols RR II 291-2
          (Inverse Fltg) (Acquired 07/19/04, Cost $2,164,480)
          (AMT) (FSA Insd) (a) (b)                                     6.619   11/01/21        2,171,300
  4,500   Harris Cnty, TX Toll Rd Sr Lien Rfdg (MBIA Insd)             5.125   08/15/17        4,594,230
    800   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                 5.500   07/01/18          851,840
 22,500   Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FGIC Insd)                                                  5.250   05/15/23       23,663,700
  1,790   Laredo, TX Cmnty College Dist Combined Fee Rev Bldg Rfdg
          (AMBAC Insd)                                                 5.300   08/01/26        1,851,612
  3,665   North Harris Cnty, TX Regl Wtr Sr Lien (MBIA Insd)           5.000   12/15/29        3,729,394
  3,000   Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi
          Proj Rfdg (FSA Insd)                                         5.000   07/15/25        3,080,070
  2,000   Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi
          Proj Rfdg (FSA Insd)                                         5.000   03/01/27        2,043,000
  2,220   Raven Hills, TX Higher Ed Corp Cardinal Vlg Llc Lamar
          Univ A (Prerefunded @ 8/1/13) (MBIA Insd)                    5.500   08/01/28        2,416,781
  2,000   San Antonio, TX Hotel Occupancy Rev Sub Lien Ser A Rfdg
          (AMBAC Insd)                                                 5.000   08/15/29        2,026,720
  1,750   Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev Ser B
          (Escrowed to Maturity) (FGIC Insd)                           5.000   09/01/15        1,843,135
  1,060   Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                5.250   03/01/18        1,115,343
  2,000   Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                5.250   03/01/20        2,096,380
 10,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd)                                                 5.500   08/15/39       10,647,400
  1,800   Tyler, TX Indpt Sch Dist (FSA Insd) (a)                      5.000   02/15/27        1,837,188
                                                                                          --------------
                                                                                              75,726,426
                                                                                          --------------
          UTAH 0.3%
  2,140   Murray City, UT Swr & Wtr Rev (AMBAC Insd)                   5.250   10/01/23        2,257,186
    595   Provo, UT Elec Rev 1984 Ser A Rfdg (Escrowed to
          Maturity) (AMBAC Insd)                                      10.375   09/15/15          764,283
                                                                                          --------------
                                                                                               3,021,469
                                                                                          --------------
          WASHINGTON 8.1%
  4,115   Chelan Cnty, WA Sch Dist No 246 (FSA Insd)                   5.000   12/01/21        4,227,175
  2,990   Clark Cnty, WA Pub Util Dist No 001 Wtr Rev (Prerefunded
          @ 1/1/10) (FSA Insd)                                         5.125   01/01/20        3,109,331
 11,340   Energy Northwest WA Elec Rev Columbia Generating Ser A
          Rfdg (FSA Insd)                                              5.500   07/01/17       12,128,130
  4,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
          (FSA Insd)                                                   5.500   07/01/17        4,812,750
 14,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
          (FSA Insd)                                                   5.500   07/01/18       15,507,750
  5,000   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg
          (FSA Insd)                                                   6.000   07/01/16        5,513,550
  1,365   Energy Northwest WA Wind Proj (AMBAC Insd)                   5.000   07/01/23        1,389,420
  5,540   Everett, WA Wtr & Swr Rev (MBIA Insd)                        5.000   12/01/29        5,646,091
  1,215   Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                       5.000   04/01/24        1,242,726
  1,160   Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                       5.000   04/01/29        1,177,412
  1,895   Fife, WA Wtr & Swr Rev (MBIA Insd)                           5.125   04/01/24        1,899,377
  2,500   Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj
          (MBIA Insd)                                                  5.000   12/01/33        2,523,000
  1,025   Grant Cnty, WA Pub Util Dist No 2 Rev Second Ser C Rfdg
          (AMBAC Insd) (a)                                             6.000   01/01/17        1,045,746
  8,220   Port Seattle WA Rev Intermediate Lien Rfdg (XLCA Insd)       5.000   02/01/28        8,341,656
  4,185   Port Seattle WA Rev Intermediate Lien Rfdg (XLCA Insd)       5.000   02/01/27        4,256,564
  2,000   Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg (FSA Insd)         5.500   03/01/18        2,111,860
    145   Snohomish Cnty, WA Pub Util 1 (FSA Insd)                     5.000   12/01/24          147,743
  2,565   Snohomish Cnty, WA Pub Util 1 (FSA Insd)                     5.500   12/01/23        2,741,908
  3,000   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                   5.250   09/01/33        3,099,390
  2,000   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                   5.750   12/01/25        2,177,180
  2,420   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                   5.750   12/01/26        2,631,508
  1,465   Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC Insd)            5.375   12/01/18        1,548,124
  2,075   Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC Insd) (a)        5.375   12/01/19        2,192,736
  1,600   Washington St Ser R 99A Rfdg (FGIC Insd)                     5.000   01/01/17        1,629,152
                                                                                          --------------
                                                                                              91,100,279
                                                                                          --------------
          WEST VIRGINIA 0.1%
  1,530   West Virginia Econ Dev Auth Lease Rev Correctional
          Juvenile & Pub-A (MBIA Insd)                                 5.500   06/01/19        1,643,694
                                                                                          --------------
          WISCONSIN 0.5%
  1,350   Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                      5.400   12/01/16        1,409,792

  1,500   Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                      5.500   12/01/18        1,571,040
  1,405   Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd) (a)                5.250   09/01/16        1,479,971
    750   Wilmot, WI Un High Sch Dist Ser B Rfdg (FSA Insd)            5.000   03/01/23          777,908
                                                                                          --------------
                                                                                               5,238,711
                                                                                          --------------
          PUERTO RICO 0.3%
  3,000   Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac
          Hosp Aux (MBIA Insd)                                         6.250   07/01/16        3,035,850
                                                                                          --------------
TOTAL LONG-TERM INVESTMENTS 97.7%
   (Cost $1,076,585,482)                                                                   1,100,640,862
SHORT-TERM INVESTMENTS 2.0%
   (Cost $22,890,000)                                                                         22,890,000
                                                                                          --------------
TOTAL INVESTMENTS 99.7%
   (Cost $1,099,475,482)                                                                   1,123,530,862
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%                                                     3,127,182
                                                                                          --------------
NET ASSETS 100.0%                                                                         $1,126,658,044
                                                                                          ==============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.5% of net assets.

(c)  Security purchased on a when-issued or delayed delivery basis.

(d)  Security converts to a fixed coupon rate at a predetermined date.

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AGL        - Assured Guaranty Ltd.
AMT        - Alternative Minimum Tax
AMBAC      - AMBAC Indemnity Corp.
CIFG       - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
MBIA       - Municipal Bond Investors Assurance Corp.
XLCA       - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                              UNREALIZED
                                                                             APPRECIATION
SHORT CONTRCTS:                                                 CONTRACTS   /DEPRECIATION
---------------                                                 ---------   -------------
U.S. Treasury Notes 10 - Year Futures September 2006 (Current
   Notional Value of $104,859 per Contract)                       1,414        $100,297
                                                                  -----        --------

SWAPS AGREEMENTS OUTSTANDING AS OF JUNE 30, 2006

INTEREST RATE SWAPS

                                                                                                  NOTIONAL     UNREALIZED
                                                              PAY/RECEIVE    FIXED   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY                   FLOTING RATE INDEX            FLOATING RATE    RATE      DATE        (000)    /DEPRECIATION
------------                 ----------------------          -------------   ----    ----------   --------   -------------
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index    Receive         4.249%   09/28/16     46,720    $(273,998.00)
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index    Receive         4.474%   10/03/26     22,520    $(171,087.00)
                                                                                                  -------    ------------
                                                                                                   69,240    $(445,085.00)
                                                                                                  =======    ============

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PAR
AMOUNT
 (000)   DESCRIPTION                                                      COUPON   MATURITY       VALUE
------   -----------                                                      ------   --------   ------------
         MUNICIPAL BONDS 98.8%
         ALABAMA 2.3%
$1,260   Dothan Houston Cnty, AL Arpt Auth (AMT) (MBIA Insd) (a)           5.400%  12/01/15   $  1,324,361
 1,000   Jefferson Cnty, AL Ltd Oblig Ser A                                5.000   01/01/07      1,005,500
   200   West Jefferson Cnty, AL Amusement & Pub Park Auth (Prerefunded
         @ 12/01/06)                                                       7.500   12/01/08        205,830
                                                                                              ------------
                                                                                                 2,535,691
                                                                                              ------------
         ARIZONA 1.4%
 1,000   Arizona St Univ Rev Sys Rfdg (AMBAC Insd)                         5.000   07/01/20      1,038,550
   480   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington
         Proj Tucson Ser A Rfdg (FSA Insd)                                 7.250   07/15/10        481,992
                                                                                              ------------
                                                                                                 1,520,542
                                                                                              ------------
         ARKANSAS 1.8%
 1,000   Arkansas St Fed Hwy Grant Antic Ser A                             5.500   08/01/06      1,001,470
   950   University of AR Rev UALR Cap Impt Ser B (FSA Insd)               4.500   12/01/19        954,265
                                                                                              ------------
                                                                                                 1,955,735
                                                                                              ------------
         CALIFORNIA 5.4%
 1,090   California Edl Fac Auth Rev Occidental College Ser A (MBIA
         Insd) (a)                                                         5.000   10/01/20      1,134,570
 1,000   California St (AMBAC Insd) (b)                                    6.400   09/01/08      1,053,270
 1,500   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)
         (AMBAC Insd)                                                      5.375   05/01/18      1,628,175
   385   Fairfield Suisun, CA Uni Sch Election 2002 (MBIA Insd)            5.250   08/01/18        409,744
   565   Perris, CA Pub Fin Auth Rev Tax Alloc (a)                         4.750   10/01/13        560,859
 1,100   Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)                    5.250   07/01/20      1,162,062
                                                                                              ------------
                                                                                                 5,948,680
                                                                                              ------------
         COLORADO 4.4%
   115   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A          6.800   07/01/09        118,698
 1,560   Colorado Springs, CO Utils Rev Sys Sub Lien Impt Ser A            5.000   11/15/19      1,620,824
 1,000   Denver, CO City & Cnty Arpt Rev Ser D Rfdg (AMT) (FSA Insd)       5.500   11/15/12      1,055,170
 1,000   Denver, CO Convention Ctr Hotel Auth Rev Rfdg (XLCA Insd)         5.250   12/01/14      1,069,250
 1,000   Weld & Adams Cntys, CO Sch Dist (FSA Insd)                        5.000   12/15/21      1,036,610
                                                                                              ------------
                                                                                                 4,900,552
                                                                                              ------------
         CONNECTICUT 1.1%
 1,000   Connecticut St Hlth & Edl Fac Auth Rev Griffin Hosp Ser B
         (Radian Insd)                                                     5.000   07/01/11      1,037,360
   165   New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)    7.250   07/01/09        166,734

                                                                                              ------------
                                                                                                 1,204,094
                                                                                              ------------
         FLORIDA 5.7%
   500   Baywinds Cmnty Dev Dist FL Spl Assmt Ser B                        4.900   05/01/12        500,645
 1,000   Brevard Cnty, FL Sch Brd Ctfs Ser B Rfdg (FGIC Insd)              5.000   07/01/20      1,031,080
 2,000   Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (AMT) (MBIA Insd) (b)    5.375   10/01/13      2,066,120
   500   Halifax, FL Hosp Med Ctr Rev Rfdg & Impt Ser A                    5.250   06/01/19        513,480
   140   Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing Ctr Part
         Rfdg                                                              8.125   12/01/07        140,087
    40   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran
         Twr Rfdg (Escrowed to Maturity)                                   8.125   07/01/06         40,004
   250   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran
         Twr Rfdg (Prerefunded @ 07/01/06)                                 8.625   07/01/20        257,530
 1,500   Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                    5.250   08/01/14      1,592,025
   115   Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg
         (Escrowed to Maturity)                                            7.125   11/01/06        116,279
                                                                                              ------------
                                                                                                 6,257,250
                                                                                              ------------
         GEORGIA 0.2%
   230   Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA Baptist Hlthcare
         Sys Proj (Escrowed to Maturity)                                   6.000   10/01/08        235,283
                                                                                              ------------
         ILLINOIS 5.2%
   545   Clay Cnty, IL Hosp Rev (Prerefunded @ 12/1/08) (a)                5.500   12/01/10        570,822
   500   Hodgkins, IL Tax Increment Rev Sr Lien Rfdg                       5.000   01/01/14        515,125
    80   Huntley, IL Spl Svc Area No 7 Spl Tax                             6.000   03/01/09         80,920
   500   Illinois Fin Auth Rev Landing at Plymouth Pl Proj Ser A           5.250   05/15/14        494,860
 1,010   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser
         A (a)                                                             5.000   06/01/09      1,024,322
 1,000   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr
         Ser A                                                             5.500   06/01/19      1,035,300
   500   Lincolnshire, IL Spl Svc Area Sedgebrook Proj                     5.000   03/01/11        506,925
   130   Peoria, IL Spl Tax Weaverridge Spl Svc Area                       7.625   02/01/08        135,109
   390   Pingree Grove Village, IL Spl Svc Area No 1 Spl Tax Ser 05-1
         Cambridge Lakes Proj                                              5.250   03/01/15        390,643
 1,000   Round Lake Beach, IL Tax                                          4.650   12/15/13      1,001,120
                                                                                              ------------
                                                                                                 5,755,146
                                                                                              ------------
         INDIANA 3.4%
 1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)        5.500   01/01/18      1,065,810
   830   Hobart, IN Bldg Corp First Mtg (FGIC Insd) (a)                    5.500   07/15/13        896,375
 1,400   Indiana Bd Bk Spl Prog Hendricks Redev Ser B (Prerefunded @
         02/01/07)                                                         6.000   02/01/12      1,445,248
   400   Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame
         Proj Ser A                                                        5.750   05/15/13        410,160
                                                                                              ------------
                                                                                                 3,817,593
                                                                                              ------------
         KANSAS 2.1%
   500   Burlington, KS Envrn Impt Rev                                     4.750   09/01/15        503,660
   500   Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc Ser L        5.250   11/15/16        522,905
 1,000   Shawnee Cnty, KS Sch Dist 501 Topeka                              5.000   02/01/20      1,028,640
   220   Wyandotte Cnty, KS City KS Univ Brd of Public Utility Office
         Bldg Complex Proj (MBIA Insd)                                     5.000   05/01/11        229,594

                                                                                              ------------
                                                                                                 2,284,799
                                                                                              ------------
         KENTUCKY 1.0%
 1,000   Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA Insd)            5.500   07/01/17      1,061,660
                                                                                              ------------
         MARYLAND 3.0%
 1,000   Baltimore, MD Convention Ctr Hotel Rev Ser A (XLCA Insd)          5.250   09/01/22      1,061,020
 1,000   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Park
         Proj Rfdg (CIFG Insd)                                             5.000   06/01/13      1,048,800
   625   Maryland St Econ Dev Corp Univ MD College Park Proj (Escrowed
         to Maturity)                                                      5.750   06/01/13        683,725
   500   Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj                4.700   07/01/15        499,815
                                                                                              ------------
                                                                                                 3,293,360
                                                                                              ------------
         MASSACHUSETTS 0.1%
    35   Massachusetts St Indl Fin Agy East Boston Neighborhood Proj       7.250   07/01/06         35,000
    85   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
         (Escrowed to Maturity) (Acquired 06/24/1998, Cost $85,000) (c)    6.200   06/01/08         88,097
                                                                                              ------------
                                                                                                   123,097
                                                                                              ------------
         MICHIGAN 2.9%
 1,000   Brighton, MI Area Sch Dist Rfdg (a)                               5.250   05/01/18      1,056,540
 1,000   Brighton, MI Area Sch Dist Rfdg                                   5.250   05/01/20      1,052,790
   335   John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg                        5.450   09/15/06        335,429
   500   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                     5.000   07/01/09        507,720
   250   Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj (AMT)    5.200   04/01/10        256,615
                                                                                              ------------
                                                                                                 3,209,094
                                                                                              ------------
         MINNESOTA 0.0%
    25   Minneapolis, MN Multi-Family Rev Hsg Belmont Apts Proj (AMT)
         (a)                                                               7.000   11/01/06         25,010
                                                                                              ------------
         MISSOURI 8.3%
   500   Carthage, MO Hosp Rev                                             4.000   04/01/07        499,415
   500   Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg       5.000   04/01/13        513,945
   610   Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg
         (a)                                                               5.500   04/01/14        617,039
 1,350   Kansas City, MO Indl Dev Auth Plaza Lib Proj                      6.000   03/01/16      1,385,289
 1,000   Macon, MO Ctfs Partn (MBIA Insd)                                  5.250   08/01/17      1,033,070
   830   Missouri St Dev Fin Brd Fac Rev Pub Safety Proj Ser A (a)         5.000   03/01/11        852,775
 2,125   O' Fallon, MO Ctfs Partn (MBIA Insd) (a)                          5.375   02/01/18      2,247,549
 2,000   Saint Charles, MO Ctf Partn Ser B                                 5.500   05/01/18      2,068,620
                                                                                              ------------
                                                                                                 9,217,702
                                                                                              ------------
         MONTANA 0.2%
   210   Crow Fin Auth, MT Tribal Purp Rev (Acquired 12/11/1997, Cost
         $210,000) (c)                                                     5.400   10/01/07        212,602
                                                                                              ------------
         NEBRASKA 0.9%
 1,000   Dodge Cnty, NE Sch Dist 001 Rfdg (FSA Insd)                       5.000   12/15/18      1,039,470
                                                                                              ------------
         NEW JERSEY 8.7%
 1,000   Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev
         (AMBAC Insd)                                                      5.250   01/01/20      1,064,380

 1,400   Essex Cnty, NJ Impt Auth Lease Gtd Cnty Correctional Fac Proj
         (Prerefunded @ 10/01/10) (FGIC Insd)                              5.750   10/01/30      1,499,652
   460   Middlesex Cnty, NJ Impt Auth Street Student Hsg Proj Ser A        2.500   08/15/06        459,103
 1,000   Morris Union Jointure Cmnty NJ Ctfs Part (Radian Insd)            5.250   05/01/20      1,044,110
   400   New Jersey Econ Dev Auth First Mtg Winchester Ser A Rfdg          3.000   11/01/06        398,012
 1,500   New Jersey Econ Dev Auth Rev Cigarette Tax                        5.500   06/15/16      1,595,265
   415   New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp Group Issue
         (Escrowed to Maturity) (Connie Lee Insd)                          7.000   07/01/06        415,033
 1,000   New Jersey Hlthcare Fac Fin Auth Rev St. Clare's Hosp Inc Ser
         A Rfdg (Radian Insd)                                              5.250   07/01/20      1,043,450
 1,000   New Jersey Hlthcare Fac Fin Auth Rev Virtua Hlth Issue (FSA
         Insd)                                                             5.250   07/01/10      1,039,640
   455   Rahway, NJ Ctfs Partn (MBIA Insd)                                 5.500   02/15/16        483,765
   565   Rahway, NJ Ctfs Partn (MBIA Insd)                                 5.600   02/15/17        602,911
                                                                                              ------------
                                                                                                 9,645,321
                                                                                              ------------
         NEW MEXICO 2.8%
 1,000   Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/2003,
         Cost $1,020,380) (c)                                              5.500   09/01/23      1,039,100
   700   Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/2003,
         Cost $728,707) (c)                                                4.000   09/01/08        700,371
 1,310   New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd Ser B
         (MBIA Insd)                                                       5.000   06/01/17      1,380,884
                                                                                              ------------
                                                                                                 3,120,355
                                                                                              ------------
         NEW YORK 4.1%
   180   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest
         Estates Fac Ser A (AMT)                                           5.875   12/01/09        182,153
 1,000   Long Island Pwr Auth NY Elec Gen Ser C (Prerefunded @
         09/01/13)                                                         5.500   09/01/17      1,063,150
   500   New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Ser A    6.250   03/01/15        530,750
   780   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn
         Proj (AMT)                                                        5.000   01/01/10        796,177
   480   New York City Ser A                                               7.000   08/01/07        488,381
    20   New York City Ser A (Prerefunded @ 08/01/06)                      7.000   08/01/07         20,352
   430   New York St Dorm Auth Rev Mt Sinai NYU Hlth Ser C                 5.000   07/01/11        433,582
     5   Niagara Falls, NY Pub Impt (MBIA Insd)                            6.900   03/01/20          5,013
 1,000   Tobacco Settlement Fin Corp NY Ser C-1                            5.250   06/01/13      1,023,510
                                                                                              ------------
                                                                                                 4,543,068
                                                                                              ------------
         NORTH CAROLINA 1.6%
   630   North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser D                6.450   01/01/14        679,360
 1,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                     5.250   01/01/19      1,049,120
                                                                                              ------------
                                                                                                 1,728,480
                                                                                              ------------
         OHIO 5.0%
   500   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj                 6.250   09/01/20        501,330
   500   Athens Cnty, OH Hosp Fac Rev & Impt O' Bleness Mem Ser A Rfdg     6.250   11/15/13        519,405
 1,370   Cleveland, OH Non Tax Rev Cleveland Stadium Proj Rfdg (AMBAC
         Insd)                                                             5.125   12/01/20      1,428,143
   500   Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj (AMT)              6.000   04/01/09        497,135
 1,000   Ohio Mun Elec Generation Agy Jt Venture 5 Ctfs Ben Int Rfdg
         (AMBAC Insd)                                                      5.000   02/15/21      1,028,340

 1,160   Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA Insd) (a)         5.250   12/01/18      1,230,308
   325   Toledo, OH Swr Sys Rev (AMBAC Insd)                               5.000   11/15/18        338,504
                                                                                              ------------
                                                                                                 5,543,165
                                                                                              ------------
         OREGON 3.4%
 2,575   Emerald Peoples Util Dist OR Ser A Rfdg (FSA Insd) (a)            5.250   11/01/16      2,743,714
 1,000   Port Morrow, OR Pollutn Ctl Portland Gen Ser A Rfdg (Mandatory
         Put @ 5/01/09)                                                    5.200   05/01/33      1,021,240
                                                                                              ------------
                                                                                                 3,764,954
                                                                                              ------------
         PENNSYLVANIA 10.2%
   250   Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj           5.100   07/01/14        252,832
 1,220   Canon McMillan Sch Dist PA Ser A Rfdg (MBIA Insd)                 5.000   12/15/15      1,280,488
   500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care
         Proj                                                              6.000   02/01/21        522,815
 1,150   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGL Insd)            5.250   08/01/18      1,206,684
   900   Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)                 5.000   08/01/10        933,003
 2,000   Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A (FGIC
         Insd)                                                             5.500   04/15/16      2,140,900
 1,500   Springfield, PA Sch Dist DE Ser A (FGIC Insd)                     5.000   03/15/20      1,551,750
 1,090   Wilson, PA Area Sch Dist (FGIC Insd)                              5.125   03/15/17      1,143,138
 2,070   York Cnty, PA Sch Technology (FGIC Insd)                          5.375   02/15/16      2,217,198
                                                                                              ------------
                                                                                                11,248,808
                                                                                              ------------
         RHODE ISLAND 0.1%
   150   Rhode Island St Econ Dev Grant Antic RI Dept Trans Ser A (FSA
         Insd)                                                             5.000   06/15/15        157,238
                                                                                              ------------
         SOUTH CAROLINA 2.9%
 1,020   Berkeley Cnty, SC Impt & Rfdg (FSA Insd)                          5.000   09/01/17      1,064,554
 1,000   Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw
         Cnty Sch Dist Proj (CIFG Insd)                                    5.000   12/01/22      1,026,530
 1,065   Lexington, SC Wtr & Swr Rev & Impt Comb Ser A Rfdg (MBIA Insd)
         (a)                                                               5.000   04/01/14      1,106,173
                                                                                              ------------
                                                                                                 3,197,257
                                                                                              ------------
         SOUTH DAKOTA 1.4%
 1,515   Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd)                        5.000   12/01/18      1,578,282
                                                                                              ------------
         TENNESSEE 2.3%
   495   Chattanooga, TN Hlth Edl Hsg Fac CDFI Phase I LLC Proj Ser A
         Rfdg                                                              5.000   10/01/15        496,965
   700   Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)                       *   06/01/15        470,260
 1,000   Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)                    5.750   12/01/11      1,083,860
   500   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev Trezevant Manor
         Proj Ser A                                                        5.250   09/01/16        491,965
                                                                                              ------------
                                                                                                 2,543,050
                                                                                              ------------
         TEXAS 3.6%
 1,000   Alliance Arpt Auth Inc TX Spl Fac Rev Fedex Corp Proj Rfdg
         (AMT)                                                             4.850   04/01/21        979,090
   395   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C
         Rfdg (AMT) (Mandatory Put @ 11/01/11)                             5.750   05/01/36        415,354
   500   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj                  5.000   08/15/13        503,665

   350   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj                  5.000   08/15/19        345,114
 1,000   Lower Colorado Riv Auth TX LCRA Svcs Corp Proj Rfdg (FGIC
         Insd)                                                             5.000   05/15/17      1,030,660
   500   Mesquite, TX Hlth Fac Dev Retirement Christian Care               5.000   02/15/15        499,730
   250   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Beverly Oaks
         Apt Proj Ser A (a)                                                7.500   02/01/10        256,700
                                                                                              ------------
                                                                                                 4,030,313
                                                                                              ------------
         VIRGINIA 0.9%
 1,000   Tobacco Settlement Fin Corp VA Asset Bkd                          5.250   06/01/19      1,018,850
                                                                                              ------------
         WASHINGTON 0.5%
   510   Skagit Cnty, WA Pub Hosp Dist No 001 Skagit Vy Hosp               5.250   12/01/10        523,102
                                                                                              ------------
         WEST VIRGINIA 1.4%
 1,500   West Virginia St Hosp Fin Auth (MBIA Insd)                        6.100   01/01/18      1,531,035
                                                                                              ------------
         WISCONSIN 0.5%
   500   Wisconsin St Hlth & Edl Fac Beaver Dam Cmnty Hosp Inc             5.500   08/15/14        503,255
                                                                                              ------------
TOTAL INVESTMENTS 98.8%
   (Cost $108,834,902)                                                                         109,273,893
OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%                                                       1,362,678
                                                                                              ------------
NET ASSETS 100.0%                                                                             $110,636,571
                                                                                              ============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.8% of net assets.

AGL        - Assured Guaranty Ltd.
AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
CIFG       - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
MBIA       - Municipal Bond Investors Assurance Corp.
Radian     - Radian Asset Assurance
XLCA       - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                               UNREALIZED
                                                                             APPRECIATION/
                                                                 CONTRACTS    DEPRECIATION
                                                                 ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 10-Year Futures September 2006 (Current
      Notional Value of $104,859 per contract)                       60          $9,454
                                                                    ---          ------

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)


              MUNICIPAL BONDS    98.6%
              ALABAMA    0.5%
 $ 2,000      Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev
              Baptist Hlth Sys Inc Ser A                                                5.000%          11/15/30     $   1,949,020
   1,000      Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                 5.000           01/01/24         1,014,680
       3      Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
              Energy Svc Co Proj Rfdg                                                   6.950           01/01/20               297
                                                                                                                     -------------
                                                                                                                         2,963,997
                                                                                                                     -------------

              ARIZONA    2.0%
   1,000      Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA Insd)                            5.000           07/01/30         1,020,120
   5,000      Phoenix, AZ Civic Impt Corp Sr Lien Ser B (AMT) (FGIC Insd)               5.250           07/01/32         5,100,450
   1,875      Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A
              Rfdg (AMBAC Insd)                                                         6.000           09/01/12         1,954,500
   1,750      Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A
              Rfdg (AMBAC Insd)                                                         6.125           09/01/17         1,825,057
   2,750      University Med Ctr Corp AZ Hosp Rev                                       5.000           07/01/35         2,684,192
                                                                                                                     -------------
                                                                                                                        12,584,319
                                                                                                                     -------------

              CALIFORNIA    16.7%
   4,870      Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt
              Proj C (FSA Insd)                                                          *              09/01/20         2,456,038
   2,000      California Cnty, CA Tob Securitization Agy Tob LA Cnty
              Securitization Ser A (d)                                                0/5.250           06/01/21         1,580,860
   1,670      California Cnty, CA Tob Securitization Agy Tob Sonoma
              Cnty Corp Rfdg                                                            5.000           06/01/26         1,635,899
   1,875      California Cnty, CA Tob Securitization Agy Tob Sonoma
              Cnty Corp Rfdg                                                            5.250           06/01/45         1,845,862
   1,000      California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                5.000           11/15/27         1,007,010
   3,000      California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                5.000           11/15/34         3,003,390
   1,200      California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                  5.250           04/01/39         1,226,088
     305      California Infrastructure & Econ Dev Bk Rev Bay Area Toll
              Brdgs First Lien A (Prerefunded @ 07/01/13) (FSA Insd)                    5.250           07/01/20           329,342
   5,000      California Infrastructure & Econ Dev Bk Rev Rites-PA-1202R
              (Inverse Fltg) (Acquired 09/10/03, Cost $5,484,100)
              (FSA Insd) (a) (b)                                                        6.298           07/01/11         5,798,100
   5,725      California St (FSA Insd)                                                  5.000           02/01/29         5,835,893
  10,000      California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)
              (AMBAC Insd)                                                              5.500           05/01/16        10,919,200

   6,575      California St Dept Wtr Res Pwr Supply Rev Rites-PA-1201R
              (Inverse Fltg) (Acquired 09/08/03, Cost $7,143,277)
              (MBIA Insd) (a)                                                           6.298           05/01/20         7,613,653
   5,000      California St Dept Wtr Res Pwr Supply Rev Ser A
              (Prerefunded @ 05/01/12) (XLCA Insd)                                      5.375           05/01/17         5,427,250
   7,500      California St Drivers Ser 482  (Inverse Fltg) (Acquired
              07/19/04, Cost $8,325,750) (XLCA Insd) (a) (b)                            6.210           10/01/10         8,321,925
   3,500      California St Pub Wks Brd Lease Rev Dept Corrections Ser C                5.250           06/01/28         3,604,895
   1,350      California Statewide Cmnty Dev Auth Rev Daughters of Charity
              Hlth Ser A                                                                5.000           07/01/39         1,316,763
   3,000      California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist
              Hlth Ser A                                                                5.000           03/01/35         2,987,550
   1,600      California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B           5.000           03/01/41         1,584,272
   2,200      California Statewide Cmnty Dev Auth Rev Kaiser Permanente Ser B           5.250           03/01/45         2,244,660
   2,640      Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd)                       *             09/01/13         1,686,379
   5,430      Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd)                       *             09/01/14         3,239,484
   3,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
              (MBIA Insd)                                                                 *             01/15/17         1,752,150
  21,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                *             01/15/24         7,659,540
  15,000      Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                *             01/15/30         3,799,050
   6,695      San Francisco, CA City & Cnty Second Ser Issue 29 B Rfdg
              (FGIC Insd)                                                               5.125           05/01/20         6,948,473
   5,000      Tobacco Securitization Auth Southn CA Tob Settlement Ser A1               5.000           06/01/37         4,776,550
   1,600      Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                    5.375           10/15/34         1,624,128
   5,000      West Contra Costa CA Uni Election of 2002 Ser B (FSA Insd)                5.000           08/01/26         5,104,900
                                                                                                                     -------------
                                                                                                                       105,329,304
                                                                                                                     -------------
              COLORADO    6.1%
   2,840      Adams Cnty, CO Single Family Mtg Rev Ser A (Escrowed to
              Maturity) (b)                                                             8.875           08/01/10         3,342,680
   5,000      Arapahoe Cnty, CO Wtr & Waste Proj Ser A (MBIA Insd)                      5.125           12/01/32         5,121,950
   5,000      Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Peak to
              Peak Rfdg (XLCA Insd)                                                     5.250           08/15/34         5,181,950
   3,000      Colorado Hlth Fac Auth Rev Convenant Retirement Cmntys Inc                5.000           12/01/35         2,903,400
   1,000      Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A                     5.250           06/01/34         1,014,380
   5,000      Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg                5.000           11/15/21         5,145,350
   5,000      Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg                5.000           11/15/29         5,059,600
   1,530      Dove Vly Metro Dist CO Arapahoe Cnty Rfdg (FSA Insd)                      5.000           11/01/25         1,574,171
  15,000      E 470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (MBIA Insd)                   *             09/01/20         7,564,800
   1,500      Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg                     5.500           12/01/37         1,522,935
                                                                                                                     -------------
                                                                                                                        38,431,216
                                                                                                                     -------------


              CONNECTICUT    1.9%
   2,785      Bridgeport, CT Rol Ser II R 182 (Inverse Fltg) (Acquired
              07/09/02, Cost $3,177,971) (FGIC Insd) (a) (b)                            6.669           08/15/15         3,160,056
   2,950      Bridgeport, CT Rol Ser II R 182  (Inverse Fltg) (Acquired
              07/09/02, Cost $3,323,232) (FGIC Insd) (a) (b)                            6.669           08/15/16         3,340,698
   2,530      Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
              Private Placement (c)                                                     6.400           09/01/11         2,587,912
   2,470      Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
              Private Placement (Prerefunded @ 09/01/07) (c)                            6.400           09/01/11         2,567,343
                                                                                                                     -------------
                                                                                                                        11,656,009
                                                                                                                     -------------
              DISTRICT OF COLUMBIA    1.3%
   5,150      District Columbia Tax Incrmnt Gallary Place Proj (FSA Insd)               5.250           07/01/27         5,360,841
   3,000      Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)          5.250           10/01/32         3,060,270
                                                                                                                     -------------
                                                                                                                         8,421,111
                                                                                                                     -------------

              FLORIDA    5.3%
   5,000      Broward Cnty, FL Arpt Sys Rev Ser J-I (AMT) (AMBAC Insd)                  5.250           10/01/26         5,124,000
   1,100      Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                            5.750           01/01/32         1,135,805
   9,000      Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A Rfdg
              (MBIA Insd)                                                                 *             02/01/18         4,594,500
     570      Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                          5.950           07/01/20           595,787
   1,000      Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A Rfdg                          5.250           06/01/26         1,015,020
   6,385      Lake Cnty, FL Sch Brd Ctf Partn (Prerefunded @ 07/01/12)
              (AMBAC Insd)                                                              5.375           07/01/16         6,854,681
     595      Orange Cnty, FL Tourist Dev Tax Rev (Escrowed to Maturity)
              (AMBAC Insd)                                                              6.000           10/01/16           598,213
  12,860      Orlando, FL Util Commn Wtr Rfdg                                           5.250           10/01/19        13,603,051
                                                                                                                     -------------
                                                                                                                        33,521,057
                                                                                                                     -------------

              GEORGIA    1.4%
   2,000      Atlanta, GA Tax Alloc Eastside Proj Ser B                                 5.600           01/01/30         2,027,800
   6,310      Municipal Elec Auth GA Combustion Turbine Ser A (MBIA Insd)               5.250           11/01/17         6,680,271
       5      Municipal Elec Auth GA Combustion Turbine Ser A (Prerefunded @
              11/01/12) (MBIA Insd)                                                     5.250           11/01/17             5,347
                                                                                                                     -------------
                                                                                                                         8,713,418
                                                                                                                     -------------

              ILLINOIS    6.8%
   1,500      Bolingbrook, IL Sales Tax Rev (d)                                       0/6.250           01/01/24         1,373,160
   3,000      Chicago, IL Lakefront Millennium Pkg Fac (MBIA Insd) (d)                0/5.650           01/01/19         3,263,670
   1,000      Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago (Escrowed to
              Maturity)                                                                 7.000           01/01/11         1,093,040
   8,050      Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg
              (AMT) (XLCA Insd)                                                         5.250           01/01/34         8,182,181
   1,200      Chicago, IL Proj & Rfdg Ser C (FGIC Insd) (b)                             5.750           01/01/16         1,285,824

   2,010      Chicago, IL Proj & Rfdg Ser C (Prerefunded @ 07/01/10)
              (FGIC Insd) (b)                                                           5.750           01/01/16         2,162,639
      40      Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA
              Collateralized)                                                           7.000           09/01/27            40,960
     945      Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal Ser A            7.750           01/01/14           978,075
   1,000      Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctf Partn
              (FGIC Insd)                                                               8.750           01/01/07         1,023,790
   5,000      Cook Cnty, IL Ser A (Prerefunded @ 05/15/11) (FGIC Insd)                  5.500           11/15/31         5,341,500
   1,250      Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A                  8.500           12/01/15         1,283,887
      90      Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                   8.000           11/15/06            90,798
   5,000      Illinois St First Ser (FSA Insd)                                          5.250           12/01/21         5,271,000
   9,250      Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec
              McCormick Rfdg (MBIA Insd) (d)                                          0/5.400           06/15/19         7,233,777
   3,210      Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Ser 05-1
              Cambridge Lakes Proj                                                      5.250           03/01/15         3,215,296
   1,000      Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107
              Raintree Vlg IL Proj                                                      6.250           03/01/35         1,011,920
                                                                                                                     -------------
                                                                                                                        42,851,517
                                                                                                                     -------------
              INDIANA    2.2%
   2,500      Indiana Bd Bk Spl Pgm Hendricks Redev (Prerefunded @ 02/01/07)
              (LOC - Canadian Imperial Bank)                                            6.200           02/01/23         2,583,675
   5,000      Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosp Proj Ser A
              (AMBAC Insd)                                                              5.000           05/01/35         5,080,000
   1,880      Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser A                     7.125           06/01/34         1,898,330
     550      Indianapolis, IN Loc Pub Impt Bd Bk Ser D                                 6.750           02/01/14           623,810
     140      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/11            95,735
     140      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/12            88,682
     135      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/13            79,227
     130      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/14            70,684
     130      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/15            65,476
     135      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/16            62,995
     225      Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (b)                *             06/30/17            97,256
   3,295      Vigo Cnty, IN Elem Sch Bldg First Mtg Impt & Rfdg (FSA Insd)              5.250           01/10/22         3,428,678
                                                                                                                     -------------
                                                                                                                        14,174,548
                                                                                                                     -------------
              IOWA    1.0%
   2,400      Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA Insd)              5.750           07/01/17         2,483,280
   1,000      Tobacco Settlement Auth IA Tob Settlement Rev Ser C                       5.375           06/01/38         1,001,360
   2,500      Tobacco Settlement Auth IA Tob Settlement Rev Ser C                       5.625           06/01/46         2,550,800

                                                                                                                     -------------
                                                                                                                         6,035,440
                                                                                                                     -------------

              KANSAS    1.1%
   6,600      Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita (MBIA Insd) (b)             5.625           09/01/13         7,003,788
                                                                                                                     -------------

              LOUISIANA    0.7%
   4,350      Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub Ser A
              (AMBAC Insd)                                                              5.000           07/15/33         4,361,397
                                                                                                                     -------------

              MARYLAND    0.3%
     600      Maryland St Hlth & Higher Ed Fac Auth Rev Edenwald Ser A                  5.400           01/01/37           599,196
   1,250      Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj                        5.200           07/01/34         1,225,612
                                                                                                                     -------------
                                                                                                                         1,824,808
                                                                                                                     -------------

              MASSACHUSETTS    2.1%
   3,500      Massachusetts St Hlth & Ed Fac Auth Rev Ser G (MBIA Insd)                 5.000           07/01/13         3,502,415
   2,000      Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue Ser D           5.000           07/01/33         1,963,660
   2,740      Massachusetts St Indl Fin Agy Rev First Mtg Reeds Landing
              Proj (d)                                                            7.350/7.450           10/01/28         2,624,673
   5,000      Massachusetts St Rites PA 1290 - Private Placement
              (Inverse Fltg)
              (Acquired 03/23/05, Cost $5,458,000) (FSA Insd) (a) (b)                   5.848           03/01/24         5,279,100
                                                                                                                     -------------
                                                                                                                        13,369,848
                                                                                                                     -------------

              MICHIGAN    3.7%
     810      Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C
              (Acquired 09/08/97, Cost $810,000) (a)                                    6.850           05/01/21           825,406
   5,000      Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg (FGIC Insd)                   5.125           07/01/31         5,107,400
   5,000      Michigan St Bldg Auth Rev Fac Pgm Ser II (Prerefunded @
              10/15/11)                                                                 5.500           10/15/16         5,362,800
   5,000      Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg (AMT)
              (XLCA Insd)                                                               5.450           12/15/32         5,188,650
   1,905      Michigan St Strategic Fd Solid Genesee Pwr Sta Proj Rfdg (AMT)            7.500           01/01/21         1,887,607
   5,000      Western Townships, MI Util Sew Rfdg (MBIA Insd)                           5.250           01/01/16         5,199,100
                                                                                                                     -------------
                                                                                                                        23,570,963
                                                                                                                     -------------

              MINNESOTA    0.3%
   2,000      Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                    6.000           11/15/35         2,135,140
                                                                                                                     -------------

              MISSOURI    1.9%
   1,000      Carthage, MO Hosp Rev                                                     5.750           04/01/22           991,720
   1,000      Carthage, MO Hosp Rev                                                     5.875           04/01/30           997,990
   3,000      Kansas City, MO Indl Dev Auth Plaza Lib Proj                              6.000           03/01/16         3,078,420
   2,835      Kansas City, MO Port Auth Fac Riverfront Park Proj Ser A (b)              5.750           10/01/06         2,834,972
   1,200      Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran
              Ser B Rfdg                                                                5.125           02/01/27         1,196,916
   2,275      Missouri JT Muni Elec Util Commn Pwr Proj Rev Plum Point Proj
              (MBIA Insd)                                                               5.000           01/01/26         2,345,298

     460      Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser A               10.000           08/01/10           503,217
                                                                                                                     -------------
                                                                                                                        11,948,533
                                                                                                                     -------------
              MONTANA    0.2%
   1,000      Forsyth, MT Pollutn Ctl Rev Northwestn Corp Colstrip Rfdg
              (AMBAC Insd)                                                              4.650           08/01/23           990,080
                                                                                                                     -------------
              NEVADA    0.3%
   1,750      Henderson, NV Loc Impt Dist No T-18                                       5.300           09/01/35         1,712,988
                                                                                                                     -------------

              NEW HAMPSHIRE    0.7%
   1,010      New Hampshire Higher Ed & Hlth Fac Auth Rev (b)                           8.800           06/01/09         1,103,294
     480      New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster
              College Issue Rfdg (b)                                                    6.100           07/01/09           481,704
     645      New Hampshire St Business Fin Auth Elec Fac Rev Plymouth
              Cogeneration  (AMT) (Acquired 06/29/93, Cost $631,308) (a)                7.750           06/01/14           661,693
   1,000      New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth
              Sys Ser A                                                                 6.875           10/01/19         1,052,440
   1,000      New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC Insd)                       6.750           11/01/11         1,029,050
                                                                                                                     -------------
                                                                                                                         4,328,181
                                                                                                                     -------------

              NEW JERSEY    6.1%
   2,000      Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig (Acquired
              01/29/97, Cost $2,074,739) (a) (e)                                        8.400           04/01/24         1,932,400
   3,250      Landis, NJ Swr Auth Swr Rev (Inverse Fltg) (FGIC Insd)                    7.917           09/19/19         3,760,673
   5,600      Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg (MBIA Insd)               6.250           08/15/10         5,889,352
   2,000      New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G
              Rfdg (f)                                                                  8.400           12/15/15         1,754,000
   2,000      New Jersey Econ Dev Auth Rev Cig Tax                                      5.750           06/15/34         2,094,240
   1,900      New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
              (Prerefunded @ 11/01/06)                                                  8.500           11/01/16         1,966,975
     565      New Jersey St Tpk Auth Tpk Rev (MBIA Insd)                                6.500           01/01/16           644,507
     190      New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity)
              (MBIA Insd)                                                               6.500           01/01/16           217,476
   2,725      New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity)
              (MBIA Insd)                                                               6.500           01/01/16         3,119,062
   5,710      New Jersey St Trans Corp Ctf Fed Trans Admin Gnt Ser A
              (AMBAC Insd)                                                              5.750           09/15/10         6,000,867
  10,000      New Jersey St Trans Corp Ctf Fed Trans Admin Gnt Ser B
              (Prerefunded @ 09/15/10) (AMBAC Insd) (g)                                 6.000           09/15/15        10,797,800
                                                                                                                     -------------
                                                                                                                        38,177,352
                                                                                                                     -------------
              NEW YORK    13.5%
   5,000      Metropolitan Trans Auth NY Rev Ser B (FGIC Insd)                          5.250           11/15/18         5,326,500
   1,000      Nassau Cnty, NY Tobacco Settlement Corp Ser A-3                           5.000           06/01/35           968,030
   1,000      Nassau Cnty, NY Tobacco Setllement Corp Ser A-3                           5.125           06/01/46           978,340

   5,000      New York City Hsg Dev Corp Multi-Family Rev Hsg Ser K (AMT)               5.000           11/01/37         4,925,700
   2,300      New York City Indl Dev Agy Amern Airl JFK Intl Arpt (AMT)                 7.625           08/01/25         2,660,893
   1,000      New York City Indl Dev Agy Amern Airl JFK Intl Arpt (AMT)                 7.750           08/01/31         1,168,790
   3,000      New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Ser A            6.250           03/01/15         3,184,500
   5,000      New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Rites PA 1289
              (Inverse Fltg) (Acquired 03/09/05, Cost $5,451,150)
              (MBIA Insd) (a)                                                           5.838           06/15/27         5,272,300
   4,800      New York City Ser A                                                       7.000           08/01/07         4,883,808
   2,930      New York City Ser B (MBIA Insd)                                           5.875           08/01/15         3,160,943
  14,430      New York City Ser B (Prerefunded @ 08/01/10) (MBIA Insd)                  5.875           08/01/15        15,646,305
   5,000      New York City Transitional Drivers Ser 307 (Inverse Fltg)
              (Acquired 11/06/02, Cost $5,439,826) (AMBAC Insd) (a) (b)                 6.200           08/01/19         5,583,150
   3,000      New York Cnty Tob Tr IV Settlement Pass Thru Ser A                        5.000           06/01/42         2,876,880
     695      New York St Dorm Auth Rev Mental Hlth Ser A                               5.750           02/15/11           716,177
     680      New York St Dorm Auth Rev Mental Hlth Ser A                               5.750           02/15/12           700,720
   2,500      New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse Fltg)             8.822           04/01/20         2,787,125
   3,000      New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union
              Gas Ser B (Inverse Fltg) (AMT)                                            9.868           07/01/26         3,181,320
  10,725      New York St Environmental Fac Rev Fds Second Resolution (b)               5.000           06/15/20        11,157,110
  10,000      Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg                             5.000           11/15/22        10,240,500
                                                                                                                     -------------
                                                                                                                        85,419,091
                                                                                                                     -------------
              NORTH CAROLINA    1.7%
   2,000      Charlotte Mecklenberg Hosp Auth NC Hlthcare Sys Rev Carolina
              Hlthcare Sys Ser A                                                        5.000           01/15/45         2,007,540
   8,500      North Carolina Muni Pwr Agy Ser A (MBIA Insd)                             5.250           01/01/19         8,917,520
                                                                                                                     -------------
                                                                                                                        10,925,060
                                                                                                                     -------------
              OHIO    0.5%
   3,340      Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj                         6.250           09/01/20         3,348,884
                                                                                                                     -------------
              OKLAHOMA    0.4%
   2,250      Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                 5.250           10/01/29         2,358,180
     300      Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B (AMT)
              (GNMA Collateralized)                                                     7.997           08/01/18           314,601
                                                                                                                     -------------
                                                                                                                         2,672,781
                                                                                                                     -------------
              OREGON    1.0%
   5,000      Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                          5.250           07/01/22         5,266,950
   1,000      Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg (Variable Rate
              Coupon)                                                                   5.200           05/01/33         1,021,240
                                                                                                                     -------------
                                                                                                                         6,288,190
                                                                                                                     -------------

              PENNSYLVANIA    1.1%
   1,000      Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont
              Care Proj                                                                 6.250           02/01/35         1,050,020
   5,250      Philadelphia, PA Auth Indl Rev Ser B (FSA Insd)                           5.500           10/01/16         5,637,503
                                                                                                                     -------------
                                                                                                                         6,687,523
                                                                                                                     -------------
              RHODE ISLAND    0.5%
     915      Rhode Island St Econ Dev Corp Rev (b)                                     7.250           07/01/10           937,235
   2,000      Rhode Island St Hlth & Ed Bldg Higher Ed Johnson & Wales Rfdg
              (XLCA Insd)                                                               5.375           04/01/19         2,106,140
                                                                                                                     -------------
                                                                                                                         3,043,375
                                                                                                                     -------------
              SOUTH CAROLINA    0.1%
     700      Piedmont Muni Pwr Agy SC Elec Rev Rfdg                                    5.000           01/01/25           688,387
                                                                                                                     -------------
              SOUTH DAKOTA    0.2%
   1,250      South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp & Hlth
              Sys Ser A                                                                 5.250           11/01/34         1,274,250
                                                                                                                     -------------
              TENNESSEE    0.9%
   1,000      Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj
              Ser A Rfdg                                                                5.000           10/01/25           969,270
   4,000      Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg
              (MBIA Insd)                                                               7.750           07/01/29         4,798,520
                                                                                                                     -------------
                                                                                                                         5,767,790
                                                                                                                     -------------
              TEXAS    11.5%
   2,000      Alliance Arpt Auth Inc TX Spl Fac Rev Fedex Corp Proj Rfdg (AMT)          4.850           04/01/21         1,958,180
     500      Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke's Lutheran
              Hosp (Escrowed to Maturity)                                               7.000           05/01/21           629,515
   3,170      Brazos Riv Auth TX Pollutn Ctl Rev Adj Elec Co Proj Ser C Rfdg
              (Variable Rate Coupon) (AMT)                                              5.750           05/01/36         3,333,350
      90      Coastal Wtr Auth TX Conveyance Sys Rev (Escrowed to Maturity)
              (AMBAC Insd)                                                              6.250           12/15/17            90,140
   5,000      Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT)
              (FGIC Insd)                                                               5.500           11/01/31         5,179,600
   6,065      Harris Cnty, TX Toll Rd Sub Lien Rfdg                                     5.000           08/01/33         6,099,328
   5,000      Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg
              (MBIA Insd)                                                               5.250           11/15/40         5,125,450
  10,000      Houston, TX Hotel Occupancy Tax Convtn & Entertnmnt Ser B
              (AMBAC Insd)                                                              5.750           09/01/14        10,783,700
   7,500      Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg) (Acquired
              10/20/99, Cost $7,623,805) (FSA Insd) (a)                                 7.548           05/15/14         8,377,200
   6,250      Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg) (Acquired
              10/20/99, Cost $6,312,134) (FSA Insd) (a)                                 7.548           05/15/15         6,995,000
   3,250      Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg) (Acquired
              10/20/99, Cost $3,254,875) (FSA Insd) (a) (b)                             7.548           05/15/16         3,641,040
   5,210      Mabank, TX Indpt Sch Dist (PSF Gtd) (b)                                   5.000           08/15/30         5,271,322
   2,000      Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj            7.200           01/01/21         2,060,960
   9,175      Midlothian, TX Indpt Sch Dist Rfdg (PSF Gtd)                              5.000           02/15/34         9,257,300

   1,375      Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll Ser C-2 Rfdg
              (Inverse Fltg) (AMT) (GNMA Collateralized)                                9.622           07/02/24         1,447,641
   2,220      Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                                   5.000           08/15/30         2,242,355
                                                                                                                     -------------
                                                                                                                        72,492,081
                                                                                                                     -------------
              UTAH    2.1%
   1,340      Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)                        7.800           09/01/15           515,900
   1,000      Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)                        8.000           09/01/20           385,000
   1,000      Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)                        7.800           09/01/25           385,000
  11,000      Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg                             6.150           02/15/12        11,969,100
                                                                                                                     -------------
                                                                                                                        13,255,000
                                                                                                                     -------------
              VERMONT    0.3%
   1,000      Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj Ser A (h)              5.375           05/01/36           989,510
   1,000      Vermont Ed & Hlth Bldg Fing Agy Rev Bennington College Proj               6.625           10/01/29         1,025,660
                                                                                                                     -------------
                                                                                                                         2,015,170
                                                                                                                     -------------
              WASHINGTON    1.3%
   8,000      King Cnty, WA Sch Dist No 411 (FGIC Insd) (b)                             5.250           12/01/20         8,425,920
                                                                                                                     -------------
              WEST VIRGINIA    0.9%
   1,500      West Virginia St Hosp Fin Auth Hosp Rev Bears & Bulls WV Univ
              Med Corp Rfdg (MBIA Insd)                                                 6.100           01/01/18         1,531,035
   4,000      West Virginia St Hosp Fin Auth Hosp Rev Bears & Bulls WV Univ
              Med Corp Rfdg (MBIA Insd)                                                 6.100           01/01/18         4,082,640
                                                                                                                     -------------
                                                                                                                         5,613,675
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS  98.6%                                                                                           622,022,191
                                                                                                                     -------------



DESCRIPTION                                                                        NUMBER OF SHARES                      VALUE
Equity    0.0%
GMT Holdings, LLC, Class B (i)                                                          4,000                                    0
                                                                                                                     -------------

TOTAL LONG-TERM INVESTMENTS    98.6%
   (Cost $606,969,192)                                                                                                 622,022,191

SHORT-TERM INVESTMENTS    0.5%
   (Cost $3,200,000)                                                                                                     3,200,000
                                                                                                                     -------------

TOTAL INVESTMENTS    99.1%
   (Cost $610,169,192)                                                                                                625,222,191

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                            5,892,933
                                                                                                                     -------------

NET ASSETS    100.0%                                                                                                 $ 631,115,124
                                                                                                                     =============

              Percentages are calculated as a percentage of net assets.
*             Zero coupon bond

(a)           These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 10.6% of net assets.
(b)           The Fund owns 100% of the outstanding bond issuance.
(c)           144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
              These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)           Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e)           Interest is accruing at less than the stated coupon.
(f)           Non-income producing security.
(g)           All or a portion of this security has been physically segregated in connection with open futures contracts.
(h)           Security purchased on a when-issued or delayed delivery basis.
(i)           Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
AMBAC    -    AMBAC Indemnity Corp.
AMT      -    Alternative Minimum Tax
FGIC     -    Financial Guaranty Insurance Co.
FSA      -    Financial Security Assurance Inc.
GNMA     -    Government National Mortgage Association
LOC      -    Letter of Credit
MBIA     -    Municipal Bond Investors Assurance Corp.
PSF      -    Public School Fund
XLCA     -    XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006



                                                                                                      UNREALIZED
                                                                                                     APPRECIATION/
                                                                                   CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
              U.S. Treasury Notes 10-Year Futures September 2006
              (Current Notional Value of $104,859 per contract)                           125        $      29,844
                                                                                   ----------        -------------

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

  PAR
AMOUNT
 (000)                             DESCRIPTION                              COUPON      MATURITY       VALUE
-------   ------------------------------------------------------------   ------------   --------   ------------
          MUNICIPAL BONDS 98.5%
          NEW YORK 97.6%

$ 1,290   Albany Cnty, NY Indl Dev Agy Indl Dev Rev Albany College of
          Pharmacy Ser A                                                        5.625%  12/01/34   $  1,334,041
    330   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj Ser A            6.875   06/01/39        323,238
  1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj
          (FSA Insd)                                                            5.750   05/01/21      1,357,362
  1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj
          (FSA Insd)                                                            5.750   05/01/22      1,357,362
  1,000   Erie Cnty, NY Tob Asset Sec Corp Ser A                                5.000   06/01/45        957,880
  1,250   Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac                    5.750   06/01/22      1,338,737
  1,530   Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac                    5.000   10/01/35      1,534,942
  1,290   Islip, NY Res Recovery Agy Res 1985 Fac Ser E (AMT) (FSA
          Insd)                                                                 5.750   07/01/22      1,392,400
  1,000   Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H
          Noyes Mem Hosp                                                        6.000   07/01/30      1,038,440
  1,500   Long Island Pwr Auth NY Elec Sys Rev Gen Ser B                        5.000   12/01/35      1,518,075
  2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                        5.500   09/01/19      2,125,800
  1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                5.500   11/15/19      1,078,080
  1,000   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                    5.125   01/01/29      1,022,000
  1,000   Monroe Cnty, NY Indl Dev Agy Nazareth College Rochester Proj
          (MBIA Insd)                                                           5.250   10/01/21      1,056,960
  1,320   Montgomery Cnty, NY Indl Dev Agy Lease HFM Boces Ser A (XLCA
          Insd)                                                                 5.000   07/01/34      1,338,599
  2,425   New York City Fiscal 2003 Ser I                                       5.750   03/01/15      2,630,058
  1,500   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (FSA Insd)          5.500   02/15/18      1,597,875
  1,000   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (FSA Insd)          5.500   02/15/19      1,065,250
  1,000   New York City Hsg Dev Corp Multi-Family Rev Hsg Ser J1                4.850   05/01/36        990,590
  2,500   New York City Hsg Dev Corp Multi-Family Rev Hsg Ser L (AMT)           5.050   11/01/39      2,473,175
  1,000   New York City Hsg Dev Corp Ser A (AMT)                                5.500   11/01/34      1,020,150
    455   New York City Indl Dev Agy Civic Fac Rev Cmnty Res
          Developmentally Disabled                                              7.500   08/01/26        464,396
    500   New York City Indl Dev Agy Civic Fac Rev College of New
          Rochelle Proj                                                         5.750   09/01/17        516,415
    500   New York City Indl Dev Agy Civic Fac Rev YMCA Greater NY
          Proj                                                                  6.000   08/01/07        510,825
  1,405   New York City Indl Dev Agy Fac Rev Royal Charter-NY
          Presbyterian (FSA Insd)                                               5.375   12/15/16      1,515,096
    500   New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Ser
          A                                                                     6.250   03/01/15        530,750
    500   New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Ser
          A                                                                     6.500   03/01/35        531,890
  1,125   New York City Indl Dev Agy Rev Liberty lac/Interactivecorp            5.000   09/01/35      1,126,564
    500   New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK Intl
          Arpt (AMT)                                                            7.750   08/01/31        584,395
  1,000   New York City Indl Dev Agy Spl Fac Rols RR II (Inverse
          Floating Rate) (AMT) (Acquired 12/09/05, Cost $1,114,880)
          (a)                                                                   6.711   01/01/19      1,095,720
    500   New York City Muni Wtr Fin Ser B (b)                                  6.000   06/15/33        540,290
  2,500   New York City Ser A                                                   5.500   08/01/20      2,657,150
  2,500   New York City Ser G                                                   5.000   08/01/24      2,544,675

  2,390   New York City Ser G                                                   5.000   12/01/28      2,413,613
  1,000   New York City Transitional Cultural Res Rev Amern Museum Nat
          History Ser A (MBIA Insd)                                             5.000   07/01/44      1,012,630
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser
          A Rfdg (c)                                                     5.500/14.000   11/01/26      1,067,610
  1,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser
          C (AMBAC Insd)                                                        5.250   08/01/21      1,585,410
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser
          D (MBIA Insd)                                                         5.250   02/01/19      1,059,060
  1,540   New York City Transitional Future Tax Secd Ser B                      5.500   02/01/15      1,642,564
  2,475   New York Cnty Tob Tr IV Settlement Pass Thru Ser A                    5.000   06/01/45      2,370,753
  1,060   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)
          (d)                                                                   5.250   08/15/22      1,118,056
  1,500   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser 1
          (FSA Insd)                                                            5.500   01/15/14      1,593,270
  2,000   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                5.000   07/01/27      1,996,120
  1,000   New York St Dorm Auth Rev City Univ Cons Third Ser 1 (FGIC
          Insd)                                                                 5.250   07/01/25      1,033,480
  1,230   New York St Dorm Auth Rev City Univ Ser D Rfdg (FSA Insd)             5.750   07/01/12      1,317,773
    650   New York St Dorm Auth Rev City Univ Sys Cons Ser A                    5.625   07/01/16        710,515
  1,000   New York St Dorm Auth Rev City Univ Sys Cons Ser B                    6.000   07/01/14      1,091,730
  1,890   New York St Dorm Auth Rev Dept Ed (d)                                 5.250   07/01/21      1,982,440
  2,000   New York St Dorm Auth Rev FHA Montefiore Hosp (FGIC Insd)             5.000   08/01/33      2,032,720
  1,000   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA
          Insd)                                                                 5.375   07/01/23      1,066,900
  1,055   New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A (AMBAC
          Insd) (d)                                                             5.500   07/01/13      1,140,814
  1,040   New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A (AMBAC
          Insd) (d)                                                             5.500   07/01/15      1,120,610
  1,000   New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC Insd)             5.000   07/01/41      1,008,580
    415   New York St Dorm Auth Rev Mental Hlth Svc Ser B (MBIA Insd)           5.250   08/15/31        428,297
  1,200   New York St Dorm Auth Rev Miriam Osborn Mem Home Ser B (ACA
          Insd)                                                                 6.375   07/01/29      1,287,936
  2,000   New York St Dorm Auth Rev Non St Supported Debt Mt Sinai NYU
          Hlth Ser C                                                            5.500   07/01/26      2,016,360
  1,250   New York St Dorm Auth Rev Non St Supported Debt Mtg Hosp Spl
          Surgery (FHA Gtd)                                                     5.000   08/15/29      1,280,287
  2,000   New York St Dorm Auth Rev Non St Supported Debt Providence
          Rest (ACA Insd)                                                       5.250   07/01/25      2,060,740
    750   New York St Dorm Auth Rev Nursing Home Menorah Campus (FHA
          Gtd)                                                                  5.950   02/01/17        773,790
  1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)          5.500   10/01/17      1,076,750
  1,000   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg               5.750   02/15/18      1,078,880
  1,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA
          Insd)                                                                 6.000   05/15/15      1,082,770
    500   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn
          Union Gas Ser B (Inverse Floating Rate) (AMT)                         9.868   07/01/26        530,220
  2,200   New York St Environ Fac Corp St Clean Wtr & Drinking NYC Mun
          Wtr Fin Auth Sub Ser B                                                5.000   06/15/26      2,263,426
  1,000   New York St Environ Fac Corp St Clean Wtr & Drinking
          Revolving Fd Pooled Fin Pgm I                                         5.250   09/15/19      1,063,250
  2,500   New York St Environ Fac Corp St Clean Wtr & Drinking
          Revolving Fds                                                         5.000   06/15/21      2,585,700
  1,250   New York St Hsg Fin Agy St Econ Dev Hsg Ser A (FGIC Insd)             5.000   09/15/34      1,272,875
  1,425   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev
          & Hsg Ser A                                                           5.000   09/15/23      1,471,085
  2,280   New York St Loc Govt Assist Corp Ser E Rfdg                           6.000   04/01/14      2,554,603
  2,000   New York St Mtg Agy Rev Homeowner Mtg Ser 130 (AMT)                   4.800   10/01/37      1,938,480
    700   New York St Mtg Agy Rev Ser 82 (AMT)                                  5.650   04/01/30        702,709
    995   New York St Mtg Agy Rev Ser 101 (AMT)                                 5.400   04/01/32      1,011,865

    460   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                  5.500   04/01/16        493,235
    500   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg            5.500   01/01/14        533,640
    220   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med
          Ser A                                                                 5.875   12/01/29        221,976
    100   Port Auth NY & NJ Spl Oblig (AMT)                                     7.000   10/01/07        101,613
  1,000   Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan
          Heights LP Proj Ser A (AMT) (LOC: JP Morgan Chase)                    5.375   12/01/36      1,027,200
  1,000   Rockland Cnty, NY Solid Waste Ser B (AMT) (AMBAC Insd)                5.000   12/15/23      1,021,510
    825   Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc
          League Suffolk Cnty (LOC: Fleet National)                             5.000   11/01/34        830,371
     40   Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B                 7.500   08/01/10         40,257
    250   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A             7.375   03/01/21        268,440
  2,000   Tobacco Settlement Fin Corp NY Ser C-1                                5.500   06/01/22      2,118,320
    325   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                     5.000   01/01/32        328,500
  2,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                     5.250   01/01/18      2,109,760
  1,590   Tsasc, Inc NY Ser 1                                                   5.000   06/01/34      1,542,221
  2,500   Tsasc, Inc NY Ser 1                                                   5.125   06/01/42      2,447,650
  1,000   Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg
          (AMBAC Insd)                                                          5.250   03/01/18      1,047,140
  1,000   Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC
          Insd)                                                                 5.750   04/01/20      1,070,420
    310   Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj Ser
          A                                                                     5.750   08/01/28        323,842
  1,000   Warren & Washington Cnty NY Indl Dev Agy Civic Fac Rev Glens
          Falls Hosp Proj Ser A (FSA Insd)                                      5.000   12/01/35      1,013,880
    500   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj
          Ser A                                                                 6.375   01/01/24        529,100
  2,000   Westchester Tob Asset Sec Corp NY                                     5.125   06/01/45      1,957,000
  1,000   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty
          Yonkers Inc Ser A (Prerefunded @ 02/01/11)                            6.625   02/01/26      1,113,470
                                                                                                   ------------
                                                                                                    116,153,396
                                                                                                   ============
          U. S. VIRGIN ISLANDS 0.9%

  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A          6.375   10/01/19      1,089,350
                                                                                                   ------------
TOTAL INVESTMENTS 98.5%
   (Cost $115,156,175)                                                                              117,242,746

OTHER ASSETS IN EXCESS OF LIABILITIES 1.5%                                                            1,755,776
                                                                                                   ------------
NET ASSETS 100.0%                                                                                  $118,998,522
                                                                                                   ============

     Percentages are calculated as a percentage of net assets.

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.92% of net assets.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d)  The Trust owns 100% of the outstanding bond issuance.

ACA  - American Capital Access

AMBAC - AMBAC Indemnity Corp.

AMT  - Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Co.

FHA  - Federal Housing Administration

FSA  - Financial Security Assurance Inc.

LOC  - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corp.

XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 10-Year Futures September 2006
      (Current Notional Value of $104,859 per contract)       54          $4,542
                                                             ---          ------

SWAP AGREEMENT OUTSTANDING AS OF JUNE 30, 2006:

INTEREST RATE SWAP

                                                              PAY/
                                                             RECEIVE                        NOTIONAL     UNREALIZED
                                                            FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY                 FLOATING RATE INDEX              RATE      RATE      DATE        (000)     DEPRECIATION
------------                 -------------------            --------   -----   ----------   --------   -------------
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.474%   10/03/26     $2,980      $(22,639)
                                                                                                         ========

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                          COUPON         MATURITY                  VALUE
             MUNICIPAL BONDS    99.2%
             ALABAMA    0.9%
 $     1,000 Alabama Drinking Wtr Fin Auth
             Revolving Fd Ln Ser C (AMBAC Insd)                   5.750%         08/15/18                   $  1,069,380
       2,000 Alabama Drinking Wtr Fin Auth
             Revolving Fd Ln Ser C (AMBAC Insd)                   5.375          08/15/23                      2,099,460
       2,000 Alabama Wtr Pollutn Ctl Auth (AMBAC Insd)            5.750          08/15/18                      2,130,100
       1,500 Alexander City, AL Spl Care Fac Fin
             Auth Med Fac Rev Russell Hosp Corp
             Ser A                                                5.750          12/01/36                      1,506,330
       1,000 Butler, AL Indl Dev Brd Solid GA
             Pacific Corp Proj Rfdg (AMT)                         5.750          09/01/28                      1,010,090
       1,500 Colbert Cnty Northwest Auth
             Hlthcare Fac                                         5.750          06/01/27                      1,518,450
         250 Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Ser A                              8.250          12/01/32                        264,567
       2,500 Huntsville/Carlton Cove, AL Carlton
             Cove Inc Proj Ser A                                  7.000          11/15/17                      1,446,750
           3 Mobile, AL Indl Dev Brd Solid Waste
             Disp Rev Mobile Energy Svc Co Proj Rfdg              6.950          01/01/20                            297
       1,395 Valley, AL Spl Care Fac Fin Auth
             Rev Lanier Mem Hosp Ser A                            5.600          11/01/16                      1,413,400
       1,750 Valley, AL Spl Care Fac Fin Auth
             Rev Lanier Mem Hosp Ser A                            5.650          11/01/22                      1,767,080
                                                                                                   ----------------------
                                                                                                              14,225,904
                                                                                                   ----------------------

             ALASKA    0.3%
       1,320 Alaska Indl Dev & Expt Auth
             Williams Lynxs AK Cargoport (AMT)
             (Acquired 05/17/01, Cost $1,320,000)(a)              7.800          05/01/14                      1,375,493
       3,890 Juneau, AK City & Borough Rev Saint
             Anns Care Ctr Proj                                   6.875          12/01/25                      3,906,221
                                                                                                   ----------------------
                                                                                                               5,281,714
                                                                                                   ----------------------

             ARIZONA    3.0%
       1,000 Arizona Hlth Fac Auth Rev Terraces
             Proj Ser A                                           7.500          11/15/23                      1,113,920
       1,250 Arizona Hlth Fac Auth Rev Terraces
             Proj Ser A                                           7.750          11/15/33                      1,395,962
       5,770 Cochise Cnty, AZ Indl Dev Sierra
             Vista Cmnty Hosp Ser A Rfdg                          6.750          12/01/26                      5,905,133
         990 Flagstaff, AZ Indl Dev Auth Rev Sr
             Living Cmnty Northn AZ Proj                          7.500          03/01/35                      1,068,259
         500 Flagstaff, AZ Indl Dev Auth Rev Sr
             Living Cmnty Northn AZ Proj                          6.300          09/01/38                        499,535
       7,000 Glendale, AZ Indl Dev Auth Rfdg                      5.000          12/01/35                      6,858,110
       4,000 Maricopa Cnty, AZ Hlth Fac Rev
             Catholic Hlthcare West Ser A                         5.500          07/01/26                      4,161,320
       4,000 Maricopa Cnty, AZ Indl Dev Auth
             Multi-Family Hsg Rev Natl Hlth Fac
             II Proj Ser B (Acquired 01/15/98,
             Cost $4,000,000) (a) (b)                             6.625          07/01/33                      3,802,440
       2,290 Maricopa Cnty, AZ Indl Dev
             Christian Care Mesa Inc Proj Ser A
             (Prerefunded @ 04/01/07)                             7.750          04/01/15                      2,394,584


       2,000 Maricopa Cnty, AZ Indl Dev
             Christian Care Mesa Inc Proj Ser A
             (Prerefunded @ 04/01/07)                             7.875          04/01/27                      2,092,860
       1,500 Peoria, AZ Indl Dev Auth Rev Sierra
             Winds Life Ser A Rfdg                                6.375          08/15/29                      1,546,410
       2,525 Pima Cnty, AZ Indl Dev Auth Ed Rev
             Fac Choice Ed & Dev Corp Proj                        6.250          06/01/26                      2,529,469
       1,865 Pima Cnty, AZ Indl Dev Auth Ed Rev
             Fac Milestones Charter Sch Proj                      6.750          11/01/33                      1,868,208
       1,590 Pima Cnty, AZ Indl Dev Auth Ed Rev
             Fac P.L.C Charter Sch Proj                           6.500          04/01/26                      1,569,791
       2,805 Pima Cnty, AZ Indl Dev Auth Ed Rev
             Fac P.L.C Charter Sch Proj                           6.750          04/01/36                      2,763,907
       4,225 Pima Cnty, AZ Indl Dev Auth Ed Rev
             Fac Premier & Air Co                                 7.000          09/01/35                      4,216,592
         800 Pima Cnty, AZ Indl Dev Auth Fac
             Skyline Tech High Sch Proj                           7.500          02/01/34                        799,456
       1,000 Pima Cnty, AZ Indl Dev Auth Rev La
             Posada at Park Ctr Ser A                             7.000          05/15/27                      1,030,470
         790 Red Hawk Canyon Cmnty Fac Dist No 2
             AZ Dist Assmt Rev                                    6.500          12/01/12                        802,095
       2,080 Tucson, AZ Multi-Family Rev Hsg
             Catalina Asstd Living Ser A (AMT)                    6.500          07/01/31                      1,770,475
                                                                                                   ----------------------
                                                                                                              48,188,996
                                                                                                   ----------------------

             CALIFORNIA    9.5%
       1,000 ABAG Fin Auth Nonprofit Corp CA
             Amern Baptist Homes Ser A Rfdg                       5.850          10/01/27                        993,040
       1,000 Beaumont, CA Fin Auth Loc Agy Ser A                  5.600          09/01/25                      1,040,630
       2,000 Beaumont, CA Fin Auth Loc Agy Ser A                  5.650          09/01/30                      2,071,420
       2,000 Beaumont, CA Fin Auth Loc Agy Ser A                  5.700          09/01/35                      2,063,380
       1,000 Beaumont, CA Fin Auth Loc Agy Ser D                  5.800          09/01/35                      1,037,640
       1,000 Blythe, CA Redev Agy Proj                            5.750          05/01/34                      1,034,550
       1,000 Brentwood, CA Infrastructure Auth Rev                5.875          09/02/34                      1,030,230
      15,000 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg                            5.000          11/15/34                     15,016,950
       3,000 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Solid Waste
             Mgmt Inc Proj Ser A 2 (AMT)                          5.400          04/01/25                      3,084,030
       6,150 California St Drivers Ser 1267
             (Inverse Fltg) (Acquired 03/14/06,
             Cost $7,554,537) (a) (c)                             8.158          02/01/12                      7,023,915
       5,000 California St Rites Pa 1366
             (Inverse Fltg) (Acquired 03/23/06,
             Cost $6,244,600) (a) (c)                             8.306          11/01/26                      5,794,100
       1,000 California Statewide Cmnty Dev Auth
             Elder Care Alliance Ser A                            8.250          11/15/32                      1,088,560
         940 California Statewide Cmnty Dev Auth
             Multi-Family Rev Hsg Heritage
             Pointe Sr Apt Ser QQ (AMT)
             (Acquired 02/19/02, Cost $937,650) (a)               7.500          10/01/26                        972,026
       8,000 California Statewide Cmnty Dev Auth
             Rev Rols RR II R 571CE 1 (Inverse Fltg)
             (Acquired 05/30/06, Cost
             $8,635,360) (a) (c)                                  6.232          03/01/45                      8,209,440
       1,000 California Statewide Cmnty Dev Auth
             San Francisco Art Institute
             (Acquired 07/05/02, Cost
             $1,000,000) (a)                                      7.375          04/01/32                      1,008,030
       1,000 Chino, CA Cmnty Fac Dist No 03 Impt
             Area 1                                               5.700          09/01/29                      1,029,570
       5,000 Contra Costa, CA Home Mtg Fin Auth
             Home Mtg Rev (Escrowed to Maturity)
             (MBIA Insd)                                              *          09/01/17                      2,425,400
       1,500 Corona-Norco, CA Univ Sch Dist Pub
             Fin Auth Spl Tax Rev Ser A                           5.800          09/01/35                      1,545,570
       2,300 Foothill/Eastern Tran Corridor Agy
             CA Toll Rd Rev (MBIA Insd)                               *          01/15/18                      1,267,760

      15,000 Golden St Tob Securitization Corp
             CA Tob Settlement Rev Rols RR II R
             448CE (Inverse Fltg) (Acquired
             11/10/05, Cost $14,652,000) (a) (c)                  5.798          06/01/45                     14,922,300
         800 Golden St Tob Securitization Corp
             CA Tob Settlement Ser 2003 A-1                       6.750          06/01/39                        896,136
       1,750 Huntington Beach, CA Cmnty No 2003
             1 Huntington Ctr                                     5.800          09/01/23                      1,803,742
       2,000 Indio, CA Redev Agy Tax Alloc Sub
             Merged Proj Area Ser B                               6.375          08/15/33                      2,146,440
         500 Indio, CA Redev Agy Tax Alloc Sub
             Merged Proj Area Ser B                               6.500          08/15/34                        540,700
       1,000 Jurupa, CA Cmnty Svc Dist Spl Cmnty
             Fac Dist No 4 Ser A                                  5.700          09/01/34                      1,028,900
       1,825 Lake Elsinore, CA Pub Fin Auth Loc
             Agy Rev Ser F                                        7.100          09/01/20                      1,915,374
       2,500 Lake Elsinore, CA Spl Tax Cmnty Fac
             Dist 2 Area AA                                       5.450          09/01/36                      2,526,875
       1,000 Lee Lake Wtr Dist CA Cmnty Fac Dist
             No 1 Spl Tax Sycamore Creek                          6.000          09/01/33                      1,054,320
       1,000 Lincoln, CA Spl Tax Cmnty Fac Dist
             No 2003 Ser 1                                        6.000          09/01/34                      1,049,860
       1,750 Los Angeles, CA Regl Arpt Impt Corp
             Lease Rev Fac Sublease LA Intl Ser
             A-1 Rfdg                                             7.125          12/01/24                      1,910,737
      17,440 Los Angeles, CA Regl Arpt Impt Corp
             Lease Rev Ser C (AMT)                                7.500          12/01/24                     19,265,619
       1,410 Millbrae, CA Residential Fac Rev
             Magnolia of Millbrae Proj Ser A
             (AMT)                                                7.375          09/01/27                      1,470,574
       1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area A                                 5.900          09/01/27                      1,049,080
       1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area A                                 6.000          09/01/34                      1,048,880
       1,000 Murrieta, CA Cmnty Fac Dist No 2
             the Oaks Impt Area B                                 6.000          09/01/27                      1,055,680
       3,000 Northstar Cmnty Svc Dist CA Spl Tax
             Cmnty Fac Dist No 1                                  5.450          09/01/28                      3,033,990
       1,000 Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde A                                           5.350          09/01/30                      1,008,900
       1,100 Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde A                                           5.400          09/01/35                      1,109,768
       1,000 Perris, CA Cmnty Fac Dist Spl Tax
             No 01-2 Ser A                                        6.375          09/01/32                      1,073,350
       2,000 Rancho Cordova Cmnty Fac Dist CA
             Spl Tax No 2003 1 Sunridge Anatolia                  5.500          09/01/37                      2,016,300
       2,000 Riverside, CA Univ Sch Dist Tax
             Cmnty Fac Dist 15 Impt Area 1                        5.550          09/01/30                      2,035,160
       6,000 San Jose, CA Multi-Family Hsg Rev
             Helzer Courts Apt Proj Ser A (AMT)                   6.400          12/01/41                      6,017,280
       2,000 San Marcos, CA Pub Fac Auth Spl Tax
             Rev Ser A                                            5.650          09/01/36                      2,039,100
       3,000 Temecula, CA Pub Fin Auth Spl Tax
             Roripaugh Cmnty Fac Dist 03-2                        5.500          09/01/36                      2,941,320
      35,000 Tobacco Securitization Southn CA
             Tob Settlement Cabs-First Sub                            *          06/01/46                      3,003,350
      27,200 Tobacco Securitization Southn CA
             Tob Settlement Cabs-Second Sub                           *          06/01/46                      2,202,384
      47,000 Tobacco Securitization Southn CA
             Tob Settlement Cabs-Third Sub                            *          06/01/46                      2,923,870
       1,000 Upland, CA Cmnty Fac Dist 2003 San
             Antonio Impt 1 A                                     5.900          09/01/24                      1,044,710

       1,500 Upland, CA Cmnty Fac Dist 2003 San
             Antonio Impt 1 A                                     6.000          09/01/34                      1,561,365
       1,965 Vallejo, CA Ctf Partn Touro Univ                     7.250          06/01/16                      2,093,020
         950 Vallejo, CA Pub Fin Auth Loc
             Hiddenbrooke Impt Dist Ser A                         5.800          09/01/31                        957,961
       1,000 Woodland, CA Spl Tax Cmnty Fac Dist
             1 Spring Lake                                        6.250          09/01/34                      1,079,980
       1,800 Yuba City, CA Redev Agy Tax Proj
             Ser A                                                6.000          09/01/31                      1,891,656
       3,000 Yuba City, CA Redev Agy Tax Proj
             Ser A                                                6.000          09/01/39                      3,142,590
                                                                                                   ----------------------
                                                                                                             152,597,512
                                                                                                   ----------------------

             COLORADO    2.6%
       1,060 Beacon Pt Metro Dist Co Ser A                        6.125          12/01/25                      1,106,947
       1,005 Beacon Pt Metro Dist Co Ser A                        6.250          12/01/35                      1,053,381
       1,000 Bromley Pk Metro Dist CO No 2 Ser B                  8.050          12/01/32                      1,064,710
       1,000 Castle Oaks Metro Dist CO Ltd Tax                    6.000          12/01/25                      1,027,810
       1,500 Castle Oaks Metro Dist CO Ltd Tax                    6.125          12/01/35                      1,546,440
         795 Colorado Ed & Cultural Fac Charter
             Sch Frontier Academy                                 7.250          06/01/20                        816,346
       2,000 Colorado Hlth Fac Auth Rev Baptist
             Home Assn Ser A                                      6.375          08/15/24                      1,950,580
       2,000 Colorado Hlth Fac Auth Rev Baptist
             Home Assn Ser B (Variable Rate
             Coupon)                                              7.250          08/15/27                      1,996,560
       1,060 Colorado Hlth Fac Auth Rev
             Christian Living Campus Proj                         7.050          01/01/19                      1,080,288
       2,000 Colorado Intl Ctr Metro Dist No 3                    6.500          12/01/35                      2,041,580
       3,425 Denver, CO Hlth & Hosp Auth Ser A
             Rfdg                                                 6.250          12/01/33                      3,707,562
       2,500 Elk Vly, CO Pub Impt Fee Ser A                       7.300          09/01/22                      2,655,600
       1,150 High Plains Metro Dist CO Ser A                      6.125          12/01/25                      1,200,933
       2,250 High Plains Metro Dist CO Ser A                      6.250          12/01/35                      2,358,315
         615 Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser A (c)                             6.750          10/01/14                        508,673
       1,920 Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser A (AMT)                           7.000          10/01/18                      1,543,814
       4,700 Lake Creek Affordable Hsg Corp Hsg
             Proj Ser A Rfdg                                      6.250          12/01/23                      4,790,475
         500 Neu Towne, CO Metro Dist                             7.250          12/01/34                        541,665
       3,500 Northwest CO Metro Dist No 3 Ltd Tax                 6.125          12/01/25                      3,631,600
       1,000 Serenity Ridge, CO Metro Dist No 2                   7.500          12/01/34                      1,099,680
       1,672 Skyland Metro Dist CO Gunnison Cnty
             Rfdg                                                 6.750          12/01/22                      1,713,466
       1,000 Southlands Metro Dist No 1 CO                        7.000          12/01/24                      1,089,750
       1,000 Wheatlands Metro Dist No 2 CO Ltd
             Tax                                                  6.000          12/01/25                      1,028,550
       1,500 Wheatlands Metro Dist No 2 CO Ltd
             Tax                                                  6.125          12/01/35                      1,545,330
                                                                                                   ----------------------
                                                                                                              41,100,055
                                                                                                   ----------------------

             CONNECTICUT    0.4%
       1,500 Connecticut St Dev Auth Indl Afco
             Cargo Bldg LLC Proj (AMT)                            8.000          04/01/30                      1,617,390
       2,000 Mohegan Tribe Indians CT Pub Impt
             Priority Dist (Acquired 09/27/01,
             Cost $1,955,120) (a)                                 6.250          01/01/31                      2,124,840
       3,500 Mohegan Tribe Indians CT Pub Impt
             Priority Dist (Acquired 11/03/04,
             Cost $3,418,565) (a)                                 5.250          01/01/33                      3,503,220
                                                                                                   ----------------------
                                                                                                               7,245,450
                                                                                                   ----------------------

             DELAWARE    0.2%
         850 Sussex Cnty, DE Rev Adj First Mtg
             Cadbury Lewes Ser A                                  5.900          01/01/26                        864,212
       1,000 Sussex Cnty, DE Rev Adj First Mtg
             Cadbury Lewes Ser A                                  6.000          01/01/35                      1,016,640

       1,060 Wilmington, DE Multi-Family Rent
             Rev Hsg Electra Arms Sr Assoc Proj
             (AMT)                                                6.250          06/01/28                      1,071,755
                                                                                                   ----------------------
                                                                                                               2,952,607
                                                                                                   ----------------------

             DISTRICT OF COLUMBIA    0.6%
       7,820 District of Columbia Ballpark Rev
             Drivers Ser 1325 (Inverse Fltg)
             (Acquired 05/07/06, Cost
             $9,074,015) (FGIC Insd) (a)                          7.844          02/01/14                      8,885,397
       1,000 District of Columbia Rev Methodist
             Home Issue                                           6.000          01/01/29                      1,009,000
          85 District of Columbia Ser A-1
             (Escrowed to Maturity) (MBIA Insd)                   6.500          06/01/10                         92,886
                                                                                                   ----------------------
                                                                                                               9,987,283
                                                                                                   ----------------------

             FLORIDA    9.2%
       1,000 Anthem Pk Cmnty Dev Dist FL Cap
             Impt Rev                                             5.800          05/01/36                      1,020,570
       1,375 Bay Laurel Ctr Cmnty Dev Dist FL
             Spl Assmt Candler                                    5.450          05/01/37                      1,373,872
       1,000 Bellalago Ed Fac Benefits Ser A                      6.000          05/01/33                      1,037,510
         985 Bellalago Ed Fac Benefits Ser B                      5.800          05/01/34                      1,009,251
       4,315 Bloomingdale, FL Cmnty Dev Dist Spl
             Assmt Rev                                            5.875          05/01/36                      4,461,149
         985 Bluewaters Cmnty Dev Dist of FL                      6.000          05/01/35                      1,024,961
       2,350 Boca Raton, FL Hsg Auth Mtg Hsg Rev
             First Lien Banyan Pl Sr Apt Rfdg
             (Acquired 03/23/06, Cost
             $2,317,265) (a)                                      5.900          10/01/36                      2,274,823
       1,855 Boca Raton, FL Hsg Auth Mtg Hsg Rev
             First Lien Banyan Pl Sr Apt Rfdg
             (Acquired 3/23/06, Cost $1,811,556)
             (a)                                                  5.800          10/01/26                      1,798,960
       2,500 Bonnet Creek Resort Cmnty Dev                        7.500          05/01/34                      2,732,650
       5,000 Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Rites Pa 1342
             (Inverse Fltg) (Acquired 12/08/05,
             Cost $4,707,600) (a) (c)                             6.907          04/01/34                      4,987,200
         785 Caribe Palm Cmnty Dev Dist FL Spl
             Assmt Ser A                                          5.850          05/01/35                        805,889
       1,000 City Ctr Cmnty Dev Dist FL Spl
             Assmt Rev Ser A                                      6.125          05/01/36                        995,150
       2,555 Escambia Cnty, FL Rev ICF/MR
             Pensacola Care Dev Ctr                              10.250          07/01/11                      2,602,012
       1,085 Escambia Cnty, FL Rev ICF/MR
             Pensacola Care Dev Ctr Ser A                        10.250          07/01/11                      1,104,964
       3,630 Florida Hsg Fin Corp Rev Hsg Beacon
             Hill Apt Ser C (AMT)                                 6.610          07/01/38                      3,726,522
       7,055 Florida Hsg Fin Corp Rev Hsg
             Cypress Trace Apt Ser G (AMT)                        6.600          07/01/38                      7,202,379
       4,775 Florida Hsg Fin Corp Rev Hsg
             Westchase Apt Ser B (AMT)                            6.610          07/01/38                      4,867,969
       2,500 Halifax Hosp Med Ctr FL Hosp Rev
             Rols RR II R 584CE (Inverse Fltg)
             (Acquired 06/16/06, Cost
             $2,683,000) (a) (c)                                  9.099          06/01/46                      2,644,650
       2,690 Hammock Bay Cmnty Dev Dist FL Spl
             Assmt Rev Ser A                                      6.125          05/01/35                      2,782,079
       1,480 Harbour Isles Cmnty Dev Dist of FL                   6.125          05/01/35                      1,547,606
         290 Heritage Harbor Cmnty Dev Dist FL
             Rev Rec                                              7.750          05/01/23                        283,701
         775 Heritage Harbor Cmnty Dev Dist FL
             Rev Spl Assmt Ser A                                  6.700          05/01/19                        788,857
       2,875 Highlands Cnty, FL Hlth Fac Auth
             Rev Rols RR II R 577 CE 2 (Inverse Fltg)
             (Acquired 06/08/06, Cost
             $3,299,724) (a) (c)                                  8.348          11/15/36                      3,146,975
       2,000 Highlands, FL Cmnty Dev Dist Spl
             Assmt                                                5.550          05/01/36                      2,010,240
       3,500 Hillsborough Cnty, FL Hsg Fin Hsg
             Clipper Cove Apt Proj Ser A (AMT)                    7.375          07/01/40                      3,728,760

         990 Islands at Doral III Cmnty 2004 Ser
             A                                                    5.900          05/01/35                      1,015,344
       1,000 Islands at Doral NE Cmnty Dev                        6.250          05/01/34                      1,055,780
       6,410 Jea, FL Wtr & Swr Sys Rev Drivers
             Ser 805 (Inverse Fltg) (Acquired
             03/22/05, Cost $6,268,702) (MBIA
             Insd) (a)                                            5.198          10/01/12                      5,980,017
       1,530 Kendall Breeze West Cmnty Dev Dist
             FL Spl Assmt (c)                                     5.875          05/01/34                      1,582,999
       1,975 Keys Cove Cmnty Dev Dist FL Assmt
             Rev                                                  5.875          05/01/35                      2,044,935
       2,940 Keys Cove Cmnty Dev Dist II FL                       5.500          05/01/36                      2,933,326
       2,000 Lee Cnty, FL Indl Dev Auth Hlthcare
             Fac Rev Cypress Cove Hlthpk Ser A                    6.750          10/01/32                      2,133,540
       3,500 Leon Cnty, FL Ed Fac Auth Rev
             Southgate Residence Hall Ser A Rfdg                  6.750          09/01/28                      3,586,660
       1,255 Lexington Cmnty Dev Dist FL                          6.125          05/01/34                      1,303,418
          75 Marshall Creek Cmnty Dev FL Spl
             Assmt Ser B                                          6.750          05/01/07                         75,408
       2,470 Meadow Woods Cmnty Dev Dist FL Ser A                 6.050          05/01/35                      2,529,996
       1,000 Miami Beach, FL Hlth Fac Hosp Mt
             Sinai Med Ctr FL Proj                                5.375          11/15/28                        989,670
       2,500 Miami Beach, FL Hlth Fac Hosp Mt
             Sinai Med Ctr Rfdg (Acquired
             04/26/04, Cost $2,411,600) (a)                       6.750          11/15/29                      2,771,850
       3,000 Midtown Miami, FL Cmnty Dev Dist
             Ser A                                                6.000          05/01/24                      3,219,420
       1,120 Miromar Lakes Cmnty Dev Dist Ser B
             Rfdg                                                 7.250          05/01/12                      1,200,573
         885 Northern Palm Beach Cnty Dist FL
             Impt Wtr Ctl & Impt Unit Dev No 16
             Rfdg                                                 7.500          08/01/24                        948,092
       1,750 Oak Creek Cmnty Dev Dist FL Spl
             Assmt                                                5.800          05/01/35                      1,800,715
       2,050 Orange Cnty, FL Hlth Fac Auth Rev
             First Mtg Orlando Lutheran Twr Rfdg                  8.625          07/01/20                      2,111,746
       2,250 Orange Cnty, FL Hlth Fac Auth Rev
             First Mtg Orlando Lutheran Twr Rfdg                  8.750          07/01/26                      2,317,792
       1,000 Orange Cnty, FL Hlth Fac Auth Rev
             Hosp Adventist Hlth Sys
             (Prerefunded @ 11/15/10)                             6.375          11/15/20                      1,099,430
       2,000 Orange Cnty, FL Hlth Fac Auth Rev
             Westminster Cmnty Care                               6.600          04/01/24                      2,057,740
         990 Overoaks, FL Cmnty Dev Dist CA Ser A                 6.125          05/01/35                      1,035,223
       5,000 Palm Coast Pk Cmnty Dev Dist FL Spl
             Assmt Rev                                            5.700          05/01/37                      4,988,750
         985 Parklands Lee Cmnty Dev Dist FL Spl
             Assmt Ser A                                          5.800          05/01/35                      1,006,345
         985 Pine Is Cmnty Dev Dist FL Spl Assmt                  5.750          05/01/35                      1,004,690
       3,000 Pinellas Cnty, FL Hlth Fac Auth
             Oaks of Clearwtr Proj                                6.250          06/01/34                      3,120,780
       1,000 Reunion East Cmnty Dev Dist                          5.800          05/01/36                      1,025,460
       2,000 Reunion West Cmnty Dev Dist                          6.250          05/01/36                      2,096,500
         965 Saddlebrook, FL Cmnty Ser A                          6.900          05/01/33                      1,032,193
         500 Saint John's Cnty, FL Indl Dev Auth
             Hlthcare Glenmoor Saint John's Proj
             Ser A                                                8.000          01/01/17                        533,745
       4,500 Saint John's Cnty, FL Indl Dev Auth
             Hlthcare Glenmoor Saint John's Proj
             Ser A                                                8.000          01/01/30                      4,803,705
       2,000 Saint John's Cnty, FL Indl Dev Auth
             Hlthcare Rev Bayview Proj Ser A                      7.100          10/01/26                      2,013,280
       1,960 Silver Palms Cmnty Dev Dist (c)                      5.900          05/01/34                      2,025,895
       1,300 South Dade Venture Cmnty Dev                         6.125          05/01/34                      1,366,820
       1,480 South Vlg Cmnty Dev Dist FL Cap
             Impt Rev Ser A                                       5.700          05/01/35                      1,504,553
         115 Stoneybrook West Cmnty Dev Dist FL
             Spl Assmt Rev Ser B                                  6.450          05/01/10                        115,595
       4,000 Tisons Landing Cmnty Dev Dist FL
             Spl Assmt Ser A                                      5.625          05/01/37                      4,010,680
       1,480 Town Ctr at Palm Coast Cmnty Dev
             Dist FL Cap Impt Rev                                 6.000          05/01/36                      1,518,421

       1,480 Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt                                            5.800          05/01/35                      1,508,298
       1,652 University Square Cmnty Dev Dist FL
             Cap Impt Rev (Acquired 10/07/99 to
             09/07/00, Cost $1,650,391) (a)                       6.750          05/01/20                      1,770,448
       2,000 Volusia Cnty, FL Indl Dev Auth
             Bishops Glen Proj Rfdg (Prerefunded
             @ 11/01/06)                                          7.625          11/01/26                      2,064,560
       2,000 West Vlg Impt Dist FL Rev Spl Assmt
             Unit of Dev No 3                                     5.500          05/01/37                      1,995,420
       2,000 Winter Garden Vlg at Fowler Groves
             Cmnty Dev Dist FL Spl                                5.650          05/01/37                      2,015,740
       1,000 World Comm Cmnty Dev Dist Ser A1                     6.250          05/01/22                      1,052,200
       1,695 World Comm Cmnty Dev Dist Ser A2                     6.125          05/01/35                      1,780,903
                                                                                                   ----------------------
                                                                                                             148,107,354
                                                                                                   ----------------------

             GEORGIA    1.5%
       2,000 Atlanta, GA Tax Alloc Atlantic Sta
             Proj                                                 7.750          12/01/14                      2,201,500
       1,235 Atlanta, GA Tax Alloc Princeton
             Lakes Proj (Acquired 03/10/06, Cost
             $1,235,000) (a)                                      5.500          01/01/31                      1,230,875
       2,305 Atlanta, GA Urban Residential Fin
             Auth Multi-Family Rev John Eagan
             Proj Ser A (AMT)                                     6.750          07/01/30                      2,360,366
       2,750 De Kalb Cnty, GA Residential Care
             Fac Kings Brdg Ser A                                 8.250          07/01/26                      2,810,060
       1,000 Effingham Cnty, GA Dev Auth Solfort
             James Proj (AMT)                                     5.625          07/01/18                      1,001,950
       1,800 Fulton Cnty, GA Residential Care
             Canterbury Court Proj Ser A                          6.000          02/15/22                      1,822,464
         650 Fulton Cnty, GA Residential Care
             Canterbury Court Proj Ser A                          6.125          02/15/34                        662,337
       3,500 Fulton Cnty, GA Residential Care Sr
             Lien RHA Asstd Living Ser A                          7.000          07/01/29                      3,604,510
       4,000 Milledgeville Baldwin Cnty, GA
             College & St Univ Fndtn                              5.625          09/01/30                      4,167,240
       1,000 Private Colleges & Univ Auth GA
             Mercer Hsg Corp Proj Ser A                           6.000          06/01/21                      1,033,320
       2,930 Renaissance on Peachtree Unit Invt
             Tr Ctf GA Custody Ctf (Variable
             Rate Coupon)                                         6.000          10/01/25                      2,588,362
                                                                                                   ----------------------
                                                                                                              23,482,984
                                                                                                   ----------------------

             HAWAII    0.4%
       2,500 Hawaii St Dept Budget & Fin Spl
             Purp Rev Kahala Nui Proj Ser A                       8.000          11/15/33                      2,869,200
       2,825 Kuakini, HI Hlth Sys Spl Ser A                       6.375          07/01/32                      3,028,089
                                                                                                   ----------------------
                                                                                                               5,897,289
                                                                                                   ----------------------

             IDAHO    0.1%
       1,000 Idaho Hlth Fac Auth Rev Vly Vista
             Care Ser A Rfdg                                      7.875          11/15/29                      1,040,600
                                                                                                   ----------------------

             ILLINOIS    7.6%
       2,500 Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd)                                              *          01/01/29                        722,975
       4,000 Bolingbrook, IL Sales Tax Rev
             Bolingbrook (d)                                0.000/6.250          01/01/24                      3,661,760
       1,984 Bolingbrook, IL Spl Svc Area No 01-1                 7.375          07/01/31                      2,139,308
       1,500 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj (Acquired
             11/13/02, Cost $1,500,000) (a)                       6.750          03/01/32                      1,578,060
       1,665 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj Ser 2004                    6.250          03/01/32                      1,697,035
       2,000 Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Forest City Tax Proj (d)               0.000/5.900          03/01/27                      1,862,100

       1,894 Bolingbrook, IL Spl Svc Area No 3
             Lakewood Ridge Proj                                  7.050          03/01/31                      2,010,841
         910 Cary, IL Spl Tax Svc Area No 1
             Cambridge Ser A                                      7.625          03/01/30                      1,004,431
       1,305 Chicago, IL 2006 Proj & Rfdg Ser A
             (MBIA Insd)                                          5.500          01/01/38                      1,378,824
       7,750 Chicago, IL O'Hare Intl Arpt Rev RR
             II R 239-1 (AMT) (Inverse Fltg)
             (Acquired 08/18/03, Cost
             $8,490,358) (FSA Insd) (a) (c)                       7.380          01/01/19                      8,895,605
          50 Chicago, IL Proj Ser A Rfdg
             (Prerefunded @ 01/01/11) (MBIA Insd)                 5.500          01/01/38                         53,619
       4,000 Chicago, IL Spl Assmt Lakeshore
             East Proj                                            6.625          12/01/22                      4,286,760
         760 Chicago, IL Tax Increment Alloc
             Read Dunning Ser B (ACA Insd)                        7.250          01/01/14                        785,620
       3,000 Chicago, IL Tax Increment Alloc Sub
             Cent Loop Redev Ser A (ACA Insd)                     6.500          12/01/06                      3,032,790
       1,925 Chicago, IL Tax Increment Alloc Sub
             Cent Loop Redev Ser A (ACA Insd)                     6.500          12/01/08                      2,032,357
       1,000 Clay Cnty, IL Hosp Rev (Prerefunded
             @ 12/01/08)                                          5.900          12/01/28                      1,064,220
       3,500 Cortland, IL Spl Tax Rev Sheaffer
             Sys Proj (Acquired 05/02/06, Cost
             $3,465,000) (a)                                      5.500          03/01/17                      3,481,590
       2,000 Deerfield, IL Ed Fac Chicagoland
             Jewish High Sch Proj                                 6.000          05/01/41                      2,004,960
       1,127 Gilberts, IL Spl Svc Area No 9 Spl
             Tax Big Timber Proj (Escrowed to
             Maturity) (c)                                        7.375          03/01/11                      1,224,249
       1,245 Gilberts, IL Spl Svc Area No 9 Spl
             Tax Big Timber Proj (Prerefunded @
             03/01/11)                                            7.750          03/01/27                      1,452,654
       1,500 Godfrey, IL Rev Utd Methodist Vlg
             Ser A                                                5.875          11/15/29                      1,218,645
       2,700 Hoopeston, IL Hosp Cap Imot Rev
             Hoopeston Cmnty Mem Hosp Impt & Rfdg                 6.550          11/15/29                      2,585,682
       1,660 Huntley, IL Increment Alloc Rev
             Huntley Redev Proj Ser A                             8.500          12/01/15                      1,705,003
         187 Huntley, IL Spl Svc Area No 10 Spl
             Tax Ser A (c)                                        6.250          03/01/09                        193,207
       2,621 Huntley, IL Spl Svc Area No 10 Spl
             Tax Ser A                                            6.500          03/01/29                      2,771,603
       9,000 Illinois Fin Auth Rev Clare at Wtr
             Tower Proj Ser A                                     6.125          05/15/38                      9,163,980
       4,500 Illinois Fin Auth Rev Clare Oaks
             Proj Ser A (e)                                       6.000          11/15/39                      4,477,770
       1,405 Illinois Fin Auth Rev Cmnty Fac
             Clinic Altgeld Proj                                  8.000          11/15/16                      1,442,317
         500 Illinois Fin Auth Rev Fairview
             Oblig Grp Ser A Rfdg                                 6.000          08/15/20                        506,565
         500 Illinois Fin Auth Rev Fairview
             Oblig Grp Ser A Rfdg                                 6.125          08/15/27                        504,825
       1,000 Illinois Fin Auth Rev Friendship
             Vlg Schaumburg Ser A                                 5.375          02/15/25                        998,180
       2,000 Illinois Fin Auth Rev Friendship
             Vlg Schaumburg Ser A                                 5.875          02/15/37                      2,007,300
       3,000 Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj A                                   6.000          05/15/37                      3,071,100
         750 Illinois Fin Auth Rev Luther Oaks
             Proj Ser A                                           6.000          08/15/26                        771,135
       2,000 Illinois Fin Auth Rev Luther Oaks
             Proj Ser A                                           6.000          08/15/39                      2,032,600
       3,000 Illinois Fin Auth Rev Northwestn
             Mem Hosp Ser A                                       5.500          08/15/43                      3,136,650
       1,000 Illinois Hlth Fac Auth Rev Ctr
             Baptist Home Proj                                    7.125          11/15/29                      1,050,900
       2,500 Illinois Hlth Fac Auth Rev Decatur
             Mem Hosp                                             5.750          10/01/24                      2,586,625
       3,000 Illinois Hlth Fac Auth Rev Fairview
             Oblig Grp Ser A Rfdg (Prerefunded @
             08/15/06)                                            7.400          08/15/23                      3,071,250
         650 Illinois Hlth Fac Auth Rev Loyola
             Univ Hlth Sys Ser A                                  6.000          07/01/21                        678,892

       1,200 Illinois Hlth Fac Auth Rev Lutheran
             Sr Ministries Oblig Ser A                            7.375          08/15/31                      1,296,084
       1,500 Illinois Hlth Fac Auth Rev Peace
             Mem Ministries Proj (Prerefunded @
             08/15/06)                                            7.500          08/15/26                      1,535,820
         250 Illinois Hlth Fac Auth Rev Ser A
             Rfdg                                                 6.200          08/15/23                        252,155
       1,125 Illinois Hlth Fac Auth Rev Ser A
             Rfdg                                                 6.400          08/15/33                      1,136,812
         400 Illinois Hlth Fac Auth Rev Silver
             Cross                                                5.500          08/15/19                        410,792
         675 Lake Cnty, IL Fst Presv Dist Ld
             Acquisition & Dev                                    5.750          12/15/17                        722,385
          80 Lake, Cook, Kane & McHenry Cntys,
             IL Cmnty Unit Sch Dist No 22 (FGIC
             Insd)                                                5.750          12/01/19                         85,373
       2,200 Manhattan, IL No 04 -1 Brookstone
             Springs Proj                                         6.100          03/01/35                      2,201,254
       1,000 Minooka, IL Spl Assmt Impt Lakewood
             Trls Unit 2 Proj                                     6.375          03/01/34                      1,036,380
       1,195 Montgomery, IL Spl Assmt Impt
             Lakewood Creek Proj                                  7.750          03/01/30                      1,303,446
       1,800 Peoria, IL Spl Tax Weaverridge Spl
             Svc Area                                             8.050          02/01/17                      1,871,010
       3,000 Pingree Grove, IL Spl Svc Area No 2
             Spl Tax Ser 05-2 Cambridge Lakes
             Proj                                                 6.000          03/01/35                      3,012,600
       2,250 Pingree Grove, IL Spl Svc Area No 7
             Spl Tax Ser 06-1 Cambridge Lakes
             Proj                                                 6.000          03/01/36                      2,250,720
       2,000 Plano, IL Spl Svc Area No 1
             Lakewood Springs Proj Ser A                          6.200          03/01/34                      2,042,800
       2,095 Regional Tran Auth IL Ser B (AMBAC
             Insd)                                                8.000          06/01/17                      2,717,990
         935 Sterling, IL Rev Hoosier Care Proj
             Ser A                                                7.125          06/01/34                        944,116
       3,135 Wheeling, IL Tax Increment Rev N
             Milwaukee/Lake Cook Tif Proj                         6.000          01/01/25                      3,008,315
       5,650 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2004 107 Raintree Vlg II
             Proj                                                 6.250          03/01/35                      5,717,348
       2,000 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 4 104 Mpi Grade Resv Proj                 6.375          03/01/34                      2,057,900
                                                                                                   ----------------------
                                                                                                             121,947,287
                                                                                                   ----------------------

             INDIANA    0.9%
         825 Crawfordsville, IN Redev Cmnty
             Redev Dist Tax Increment Rev
             (Acquired 10/15/97, Cost $825,000)
             (a) (c)                                              7.000          02/01/12                        849,931
       1,875 Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A                              7.125          06/01/34                      1,893,281
       6,500 Indiana Hlth Fac Hosp Rev Cmnty
             Fndtn Northwest IN Ser A                             6.000          03/01/34                      6,781,970
       2,000 Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT)                                       6.375          11/01/29                      2,147,560
       1,810 Portage, IN Spl Impt Dist Rev
             Marina Shores Proj                                   6.375          03/01/35                      1,789,818
         230 Saint Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj A                     6.000          05/15/26                        239,188
         265 Saint Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj A                     5.700          05/15/28                        266,423
         470 Saint Joseph Cnty, IN Econ Dev Rev
             Holy Cross Vlg Notre Dame Proj A                     6.000          05/15/38                        484,796
                                                                                                   ----------------------
                                                                                                              14,452,967
                                                                                                   ----------------------

             IOWA    0.7%
       1,000 Bremer Cnty, IA Retirement Fac Rev
             Bartels Lutheran Ser A                               5.375          11/15/27                        997,410
       2,000 Estherville, IA Hosp Rev Avera Holy
             Family Proj                                          6.250          07/01/26                      2,107,200
         375 Evansdale, IA Hlthcare Westn Home
             Proj                                                 6.000          11/01/26                        381,791
       3,400 Evansdale, IA Hlthcare Westn Home
             Proj Ser A (c)                                       6.000          11/01/26                      3,442,296

       1,950 Iowa Fin Auth Hlthcare Fac Care
             Initiatives Proj Rfdg                                9.250          07/01/25                      2,312,544
         500 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A                          5.750          11/15/19                        499,410
         500 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A                          6.000          11/15/24                        502,805
         800 Iowa Fin Auth Retirement Cmnty
             Friendship Haven Proj Ser A                          6.125          11/15/32                        805,368
       1,000 Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Proj                          6.150          10/01/36                      1,009,370
                                                                                                   ----------------------
                                                                                                              12,058,194
                                                                                                   ----------------------

             KANSAS    0.4%
         910 Lawrence, KS Coml Dev Rev Holiday
             Inn Sr Ser A Rfdg (b)                                8.000          07/01/16                        481,153
       1,000 Lenexa, KS Hlthcare Fac Rev
             Lakeview Vlg Inc Ser B                               6.250          05/15/26                      1,012,600
         915 Manhattan, KS Coml Dev Rev Holiday
             Inn Sr Ser A Rfdg (b)                                8.000          07/01/16                        490,687
         375 Olathe, KS Sr Living Fac Rev
             Aberdeen Vlg Inc Ser A Rfdg                          5.600          05/15/28                        373,102
       1,000 Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser A                       6.000          11/15/26                      1,041,460
       1,000 Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser A                       6.000          11/15/38                      1,032,990
       1,500 Overland Pk, KS Dev Corp Rev First
             Tier Overland Park Ser A                             7.375          01/01/32                      1,636,035
                                                                                                   ----------------------
                                                                                                               6,068,027
                                                                                                   ----------------------

             LOUISIANA    0.8%
       1,975 Louisiana Hsg Fin Agy Rev Azalea
             Estates Ser A Rfdg (AMT) (GNMA
             Collateralized)                                      5.375          10/20/39                      2,005,790
       1,800 Louisiana Loc Govt Environment Fac
             Cmnty Dev Auth Rev Hlthcare Saint
             James Place Ser A Rfdg                               7.000          11/01/29                      1,852,200
       4,100 Louisiana Loc Govt Environment Fac
             Cmnty Dev Auth Rev Hlthcare Saint
             James Place Ser A Rfdg                               7.000          11/01/25                      4,229,765
       1,500 Louisiana Pub Fac Auth Rev
             Progressive Hlthcare                                 6.375          10/01/20                      1,470,285
       1,000 Louisiana Pub Fac Auth Rev
             Progressive Hlthcare                                 6.375          10/01/28                        941,670
       2,973 Louisiana St Univ & Agric &
             Mechanical College Univ Rev Master
             Agreement (Acquired 11/30/98, Cost
             $2,973,329) (a)                                      5.750          10/30/18                      2,782,233
                                                                                                   ----------------------
                                                                                                              13,281,943
                                                                                                   ----------------------

             MARYLAND    1.3%
       1,000 Baltimore Cnty, MD Mtg Rev Shelter
             Elder Care Ser A                                     7.250          11/01/29                      1,030,520
       4,000 Frederick Cnty, MD Spl Oblig Urbana
             Cmnty Dev Auth Ser A                                 5.950          07/01/30                      4,124,960
       1,000 Frederick Cnty, MD Spl Oblig Urbana
             Cmnty Dev Auth Ser B                                 6.250          07/01/30                      1,032,950
         230 Maryland St Econ Dev Corp Air Cargo
             Rev Afco Cargo BWI II LLC Proj
             (AMT) (c)                                            6.250          07/01/07                        230,540
       1,180 Maryland St Econ Dev Corp MD Golf
             Course Sys (Prerefunded 06/01/11)                    8.250          06/01/28                      1,381,544
       1,540 Maryland St Hlth & Higher Ed
             Calvert Hlth Sys                                     5.500          07/01/36                      1,602,108
       1,000 Maryland St Hlth & Higher Ed
             Medstar Hlth Rfdg                                    5.500          08/15/33                      1,031,980

       3,000 Montgomery Cnty, MD Econ Dev
             Editorial Proj In Ed Ser A
             (Acquired 09/28/98, Cost
             $3,000,000) (a)                                      6.400          09/01/28                      2,682,630
       2,863 Prince Georges Cnty, MD Rev                          8.000          04/01/16                      2,860,710
       3,000 Prince Georges Cnty, MD Spl Oblig
             Spl Assmt Woodview Ser A                             8.000          07/01/26                      3,109,770
       1,000 Westminster, MD Econ Dev Carroll
             Lutheran Vlg Ser A                                   6.000          05/01/24                      1,027,430
       1,500 Westminster, MD Econ Dev Carroll
             Lutheran Vlg Ser A                                   6.250          05/01/34                      1,556,400
                                                                                                   ----------------------
                                                                                                              21,671,542
                                                                                                   ----------------------

             MASSACHUSETTS    2.6%
       1,000 Massachusetts St Dev Fin Agy
             Briarwood Ser B (Prerefunded @
             12/01/10)                                            8.000          12/01/22                      1,161,760
         250 Massachusetts St Dev Fin Agy Rev
             Evergreen Ctr Inc                                    5.000          01/01/24                        235,127
         500 Massachusetts St Dev Fin Agy Rev
             Evergreen Ctr Inc                                    5.500          01/01/35                        491,870
         735 Massachusetts St Dev Fin Agy Rev
             Gtr Lynn Mental Hlth (Acquired
             07/27/00, Cost $733,600)
             (Prerefunded @ 06/01/08) (a)                         7.750          06/01/18                        795,998
       1,880 Massachusetts St Dev Fin Agy Rev
             Hillcrest Ed Ctr Inc                                 6.375          07/01/29                      1,890,754
       2,890 Massachusetts St Dev Fin Agy Rev
             Hlthcare Fac Alliance Ser A                          7.100          07/01/32                      2,994,531
       1,000 Massachusetts St Dev Fin Agy Rev
             MCHSP Human Svc Providers Ser A
             (Prerefunded @ 07/01/10)                             8.000          07/01/20                      1,145,750
       3,650 Massachusetts St Dev Fin Agy Rev
             New England Ctr For Children                         6.000          11/01/19                      3,725,482
      10,315 Massachusetts St Dev Fin Agy Rev
             Rites PA 1316 (Inverse Fltg)
             (Acquired 07/20/05, Cost
             $11,406,224) (AMBAC Insd) (a) (c)                    5.858          10/01/39                     10,595,774
       3,100 Massachusetts St Hlth & Ed Civic
             Invt Ser B                                           9.150          12/15/23                      3,799,236
         933 Massachusetts St Hlth & Ed Nichols
             College Issue Ser C                                  6.000          10/01/17                        979,519
       1,000 Massachusetts St Hlth & Ed Northrn
             Berkshire Hlth Ser B                                 6.250          07/01/24                      1,049,680
       1,865 Massachusetts St Indl Fin Agy
             Assisted Living Fac Rev Marina Bay
             LLC Proj (AMT) (Prerefunded
             12/01/07)                                            7.500          12/01/27                      1,968,414
         980 Massachusetts St Indl Fin Agy
             Assisted Living Fac Rev Newton Grp
             Pptys LLC Proj (AMT) (Prerefunded @
             09/01/07)                                            8.000          09/01/27                      1,045,993
         560 Massachusetts St Indl Fin Agy Rev
             First Mtg GF/Pilgrim Inc Proj                        6.500          10/01/15                        539,980
       2,000 Massachusetts St Indl Fin Agy Rev
             First Mtg GF/Pilgrim Inc Proj                        6.750          10/01/28                      1,863,000
       1,975 Massachusetts St Indl Fin Agy Rev
             First Mtg Reeds Landing Proj (d)               7.350/7.450          10/01/28                      1,891,872
       2,130 Massachusetts St Indl Fin Agy Rev
             Gtr Lynn Mental Hlth (Acquired
             06/24/98, Cost $2,130,000)
             (Prerefunded @ 06/01/08) (a)                         6.375          06/01/18                      2,253,732
         220 Massachusetts St Indl Fin Agy Rev
             Gtr Lynn Mental Hlth (Acquired
             06/24/98, Cost $220,000) (Escrowed
             to Maturity) (a)                                     6.200          06/01/08                        228,015
       2,800 Massachusetts St Indl Fin Agy Rev
             Swr Fac Res Ctl Composting (AMT)
             (Acquired 08/10/89, Cost
             $2,800,000) (a)                                      9.250          06/01/10                      2,822,764

                                                                                                   ----------------------
                                                                                                              41,479,251
                                                                                                   ----------------------

             MICHIGAN    2.5%
       2,500 Chelsea, MI Econ Dev Corp Rev Utd
             Methodist Retirement Rfdg                            5.400          11/15/27                      2,427,950
         835 Detroit, MI Loc Dev Fin Auth Tax
             Increment Sub Ser C (Acquired
             09/08/97, Cost $835,000) (a)                         6.850          05/01/21                        850,882
       1,000 Gaylord, MI Hosp Fin Auth Ltd Oblig
             Rev Otsego Mem Hosp Rfdg                             6.500          01/01/31                      1,026,230
       1,700 Hillsdale, MI Hosp Fin Hillsdale
             Cmnty Hlth Ctr                                       5.000          05/15/13                      1,666,714
       4,000 Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A                                      6.250          07/01/40                      4,315,920
       2,390 Meridian, MI Econ Dev Corp Ltd
             Oblig Rev First Mtg Burcham Hills
             Ser A Rfdg                                           7.500          07/01/13                      2,439,760
       3,430 Meridian, MI Econ Dev Corp Ltd
             Oblig Rev First Mtg Burcham Hills
             Ser A Rfdg                                           7.750          07/01/19                      3,501,824
       3,045 Michigan St Hosp Fin Auth Rev Hosp
             Pontiac Osteopathic Ser A Rfdg                       6.000          02/01/14                      3,045,122
       1,500 Michigan St Hosp Fin Auth Rev Hosp
             Pontiac Osteopathic Ser A Rfdg                       6.000          02/01/24                      1,500,255
       2,000 Michigan St Hosp Fin Auth Rev
             Presbyterian Vlg Rfdg                                5.500          11/15/35                      2,021,680
       3,345 Michigan St Hosp Fin Auth Rev Rols
             RR II R 588CE (Inverse Fltg)
             (Acquired 06/23/06, Cost
             $3,593,266) (a)                                      8.349          11/15/46                      3,586,442
      10,325 Wayne Cnty, MI Arpt Auth Rev Rols
             RR II R 352 (AMT) (Inverse Fltg)
             (Acquired 04/05/05, Cost
             $11,112,797) (MBIA Insd) (a) (c)                     6.380          12/01/24                     11,172,682
       3,900 Wenonah Pk Ppty Inc Bay City Hotel
             Rev Bd                                               7.500          04/01/33                      3,510,195
                                                                                                   ----------------------
                                                                                                              41,065,656
                                                                                                   ----------------------

             MINNESOTA    3.7%
       2,000 Aitkin, MN Hlth Fac Rev Riverwood
             Hlthcare Ctr Proj                                    7.750          02/01/31                      2,167,980
       1,000 Cambridge, MN Hsg & Hlthcare Fac
             Rev Grandview West Proj Ser B                        6.000          10/01/33                        990,620
       2,000 Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 04/01/10)                             7.500          04/01/19                      2,247,220
       2,000 Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 04/01/10)                             7.750          04/01/29                      2,270,300
       2,700 Carlton, MN Hlthcare & Hsg Fac Rev
             Inter Faith Care Ctr Proj Rfdg                       5.700          04/01/36                      2,666,574
       2,250 Cuyuna Range Hosp Dist MN Hlth Fac
             Gross Rev                                            5.500          06/01/35                      2,259,337
         790 Duluth, MN Econ Dev Auth Hlthcare
             Fac Rev Saint Lukes Hosp                             6.000          06/15/12                        800,294
       1,500 Duluth, MN Econ Dev Auth Hlthcare
             Fac Rev Saint Lukes Hosp                             7.250          06/15/32                      1,599,075
       2,000 Glencoe, MN Hlthcare Fac Rev
             (Prerefunded @ 04/01/11)                             7.500          04/01/31                      2,282,600
       3,520 Minneapolis & St Paul, MN Metro
             Drivers Arpt Commn Arpt Rev
             (Inverse Fltg) (AMBAC Insd) (AMT)
             (Acquired 05/12/06, Cost
             $3,931,418) (a) (c)                                  7.037          01/01/13                      3,806,915
       1,400 Minneapolis, MN Student Hsg Rev
             Riverton Cmnty Hsg Proj Ser A                        5.600          08/01/26                      1,358,714
       3,100 Minneapolis, MN Student Hsg Rev
             Riverton Cmnty Hsg Proj Ser A                        5.700          08/01/40                      2,973,706
       1,000 Minneapolis, MN Tax Increment Rev
             Ivy Tower Proj                                       5.700          02/01/29                        991,040

         900 Minnesota Agric & Econ Dev Brd Rev
             Hlthcare Benedictine Proj Ser A                      5.500          08/01/23                        886,149
         875 Minnesota Agric & Econ Dev Brd Rev
             Hlthcare Benedictine Proj Ser A                      5.750          02/01/30                        862,181
       3,770 Moorhead, MN Sr Hsg Rev Sheyenne
             Crossing Proj                                        5.650          04/01/41                      3,670,095
       2,500 Northwest MN Multi-Cnty Pooled Hsg
             Pgm A Rfdg                                           6.250          07/01/40                      2,446,575
       1,500 Oakdale, MN Rev Sr Hsg Oak Meadows
             Proj Rfdg                                            6.250          04/01/34                      1,556,895
       1,100 Pine City, MN Lease Rev Lakes Intl
             Language Academy Ser A                               6.250          05/01/35                      1,090,441
       1,425 Ramsey, MN Lease Rev Pact Charter
             Sch Proj Ser A                                       6.750          12/01/33                      1,434,604
       1,500 Saint Cloud, MN Hsg & Redev Auth
             Sterling Heights Apt Proj (AMT)                      7.550          04/01/39                      1,568,985
       1,000 Saint Paul, MN Hsg & Redev Auth
             Higher Ground Academy Ser A Rfdg                     6.625          12/01/23                      1,011,150
       5,000 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj                              6.000          11/15/35                      5,337,850
       2,185 Saint Paul, MN Hsg & Redev Auth
             Lease Rev Hope Cmnty Academy Proj A                  6.250          12/01/33                      2,180,586
       2,295 Saint Paul, MN Hsg & Redev Auth LSE
             Rev Rfdg                                             6.750          01/01/35                      1,861,383
       1,000 Saint Paul, MN Hsg & Redev Cmnty of
             Peace Academy Proj Ser A                             7.875          12/01/30                      1,029,730
       2,250 Saint Paul, MN Port Auth Hotel Fac
             Rev Radisson Kellogg Proj Ser 2
             Rfdg (Prerefunded @ 08/01/08)                        7.375          08/01/29                      2,465,055
       1,250 Saint Paul, MN Port Auth Lease Rev
             Hltheast Midway Campus 03 Ser A                      5.875          05/01/30                      1,264,037
         700 Saint Paul, MN Port Auth Lease Rev
             Hltheast Midway Campus 03 Ser B                      6.000          05/01/30                        709,023
       1,000 Shakopee, MN Hlthcare Saint Francis
             Regl Med Ctr                                         5.250          09/01/34                      1,016,390
       1,000 Vadnais Heights, MN Lease Rev Agric
             & Food Sciences Ser A                                6.375          12/01/24                        986,090
       1,000 Vadnais Heights, MN Lease Rev Agric
             & Food Sciences Ser A                                6.600          12/01/34                        980,450
       1,450 Winona, MN Hlthcare Winona Hlth Ser
             A                                                    6.000          07/01/34                      1,537,812
                                                                                                   ----------------------
                                                                                                              60,309,856
                                                                                                   ----------------------

             MISSISSIPPI    0.0%
         615 Mississippi Bus Fin Corp (AMT)                       7.250          07/01/34                        629,262
                                                                                                   ----------------------

             MISSOURI    3.4%
       1,500 Carthage, MO Hosp Rev                                5.875          04/01/30                      1,496,985
       8,500 Carthage, MO Hosp Rev                                6.000          04/01/38                      8,409,815
       1,250 Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Svc
             Heisinger Proj                                       5.500          02/01/35                      1,279,800
         910 Fenton, MO Tax Increment Rev & Impt
             Gravois Bluffs Proj Rfdg
             (Prerefunded 10/01/11)                               6.125          10/01/21                      1,011,993
         960 Fenton, MO Tax Increment Rev & Impt
             Gravois Bluffs Proj Rfdg
             (Prerefunded 10/01/12)                               7.000          10/01/21                      1,099,757
       1,440 Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj                        5.000          04/01/17                      1,389,370
         120 Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj
             (Escrowed to Maturity)                               7.250          04/01/07                        122,713
       3,095 Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj
             (Prerefunded @ 04/01/07)                             7.625          04/01/17                      3,233,501

         209 Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj
             (Prerefunded @ 04/01/07)                             7.625          04/01/18                        218,353
       3,000 Joplin, MO Indl Dev Auth Hlth Fac
             Rev Freeman Hlth Sys Proj                            5.500          02/15/29                      3,086,130
       2,000 Kansas City, MO Indl Dev Auth First
             Mtg Bishop Spencer Ser A                             6.250          01/01/24                      2,073,300
       1,500 Kansas City, MO Indl Dev Auth First
             Mtg Bishop Spencer Ser A                             6.500          01/01/35                      1,564,590
         976 Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev Brentwood
             Manor Apt Proj Ser B (AMT)                           7.250          10/15/38                      1,019,559
       3,000 Kansas City, MO Indl Dev Plaza Lib
             Proj                                                 5.900          03/01/24                      2,946,810
       1,793 Kansas City, MO Multi-Family Hsg
             Rev Northwoods Apts Proj Ser A (AMT)                 6.450          05/01/40                      1,846,629
       4,310 Missouri St Hlth & Ed Fac Rev
             Drivers Ser 362 (Inverse Fltg)
             (Acquired 07/21/03, Cost
             $5,103,422) (a)                                      6.191          05/15/11                      4,675,660
       6,390 Missouri St Hlth & Ed Fac Rev
             Drivers Ser 847 (Inverse Fltg)
             (Acquired 04/05/05, Cost
             $6,971,107) (a) (c)                                  5.698          11/15/12                      6,747,648
       2,220 Nevada, MO Hosp Rev Neveda Regional
             Med Ctr                                              6.750          10/01/22                      2,351,158
       2,750 Saint Joseph, MO Indl Dev Auth
             Hlthcare Rev Living Cmnty Saint
             Joseph Proj                                          7.000          08/15/32                      2,916,925
         500 Saint Joseph, MO Indl Dev Auth Tax
             Increment Rev Shoppes at North Vlg
             Proj Ser A                                           5.100          11/01/19                        482,745
       1,000 Saint Joseph, MO Indl Dev Auth Tax
             Increment Rev Shoppes at North Vlg
             Proj Ser A                                           5.500          11/01/27                        978,420
       4,820 Saline Cnty, MO Indl Dev Auth Hlth
             Fac Rev (Acquired 01/12/99, Cost
             $4,727,371) (a)                                      6.500          12/01/28                      4,958,768
       1,000 Sikeston, MO Elec Rev Rfdg (MBIA
             Insd)                                                6.000          06/01/15                      1,133,360
                                                                                                   ----------------------
                                                                                                              55,043,989
                                                                                                   ----------------------

             NEVADA    0.5%
       3,500 Clark Cnty, NV Indl Dev Southwest
             Gas Corp Proj Ser D1 (AMT) (FGIC
             Insd)                                                5.250          03/01/38                      3,590,650
       3,000 Henderson, NV Hlthcare Fac Rev
             Catholic Hlthcare West Ser A                         5.625          07/01/24                      3,139,530
       1,000 Las Vegas, NV Loc Impt Bds Spl Impt
             Dist No 607                                          6.000          06/01/19                      1,036,150
                                                                                                   ----------------------
                                                                                                               7,766,330
                                                                                                   ----------------------

             NEW HAMPSHIRE    0.6%
       2,000 New Hampshire Higher Ed & Hlth Fac
             Auth Rev Havenwood-Heritage Heights                  7.350          01/01/18                      2,043,000
       2,000 New Hampshire Higher Ed & Hlth Fac
             Auth Rev Havenwood-Heritage Heights                  7.450          01/01/25                      2,042,980
       1,690 New Hampshire Hlth & Ed Fac Auth
             Rev Huntington At Nashua Ser A                       6.875          05/01/33                      1,782,004
       1,500 New Hampshire Hlth & Ed Fac
             Hlthcare Sys Covenant Hlth                           5.500          07/01/34                      1,543,980
       1,500 New Hampshire Hlth & Ed Fac Speare
             Mem Hosp                                             5.875          07/01/34                      1,526,730
       1,000 New Hampshire St Business Fin Auth
             Rev Alice Peck Day Hlth Sys Ser A                    6.875          10/01/19                      1,052,440
                                                                                                   ----------------------
                                                                                                               9,991,134
                                                                                                   ----------------------

             NEW JERSEY    6.0%
       2,240 Camden Cnty, NJ Impt Auth Lease Rev
             Dockside Refrig (Acquired 05/20/97,
             Cost $2,340,765) (a) (f)                             8.400          04/01/24                      2,164,288

       1,000 Middlesex Cnty, NJ Pollutn Ctl
             Pollutn Ctl Amerada Rfdg                             6.050          09/15/34                      1,064,010
       2,000 New Jersey Econ Dev Auth Cedar
             Crest Vlg Inc Fac Ser A                              7.000          11/15/16                      2,069,600
       2,500 New Jersey Econ Dev Auth Econ Dev
             Rev Utd Methodist Homes Ser A-1                      6.000          07/01/18                      2,654,450
       2,000 New Jersey Econ Dev Auth First Mtg
             Franciscan Oaks Proj                                 5.700          10/01/17                      2,045,300
       1,000 New Jersey Econ Dev Auth Retirement
             Cmnty Rev Ser A                                      8.000          11/15/15                      1,122,580
       1,000 New Jersey Econ Dev Auth Retirement
             Cmnty Rev Ser A                                      8.125          11/15/18                      1,065,320
       1,440 New Jersey Econ Dev Auth Retirement
             Cmnty Rev Ser A                                      8.125          11/15/23                      1,611,130
         710 New Jersey Econ Dev Auth Rev First
             Mtg Lions Gate Proj A                                5.750          01/01/25                        720,962
       1,230 New Jersey Econ Dev Auth Rev First
             Mtg Lions Gate Proj A                                5.875          01/01/37                      1,250,799
       1,000 New Jersey Econ Dev Auth Rev First
             Mtg Winchester Gardens Ser A
             (Prerefunded @ 11/01/06)                             8.500          11/01/16                      1,035,250
       1,500 New Jersey Econ Dev Auth Rev First
             Mtg Winchester Gardens Ser A
             (Prerefunded @ 11/01/06)                             8.625          11/01/25                      1,553,475
       1,365 New Jersey Econ Dev Auth Rev
             Kullman Assoc Proj Ser A (AMT)                       6.125          06/01/18                      1,219,778
       2,000 New Jersey Econ Dev Auth Rev Sr
             Living Fac Esplanade Bear (AMT)                      7.000          06/01/39                      1,581,420
       1,500 New Jersey Econ Dev Auth Rev Sr Mtg
             Arbor Glan Proj Ser A                                6.000          05/15/28                      1,530,300
       5,035 New Jersey Econ Dev Auth Spl Fac
             Rev Contl Airl Inc Proj (AMT)                        6.250          09/15/19                      5,159,616
       9,525 New Jersey Econ Dev Auth Spl Fac
             Rev Contl Airl Inc Proj (AMT)                        6.400          09/15/23                      9,785,223
       5,000 New Jersey Econ Dev Auth Spl Fac
             Rev Contl Airl Inc Proj (AMT)                        6.250          09/15/29                      5,120,500
      16,010 New Jersey Econ Dev Auth Spl Fac
             Rev Contl Airl Inc Proj (AMT)                        7.000          11/15/30                     16,796,731
       3,500 New Jersey Econ Dev Auth Utd
             Methodist Homes NJ Oblig                             5.750          07/01/29                      3,550,470
         900 New Jersey Hlthcare Fac Fin Auth
             Rev Avalon at Hillsborough A (AMT)                   6.375          07/01/25                        903,807
         575 New Jersey Hlthcare Fac Fin Auth
             Rev Avalon at Hillsborough A (AMT)                   6.625          07/01/35                        577,904
       3,225 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Hlth Sys Oblig Grp Ser A                     5.375          07/01/33                      3,278,567
         645 New Jersey Hlthcare Fac Fin Auth
             Rev Raritan Bay Med Ctr Issue Rfdg                   7.250          07/01/14                        663,898
       3,000 New Jersey Hlthcare Fac Fin Inst
             Inc Cherry Hill Proj                                 8.000          07/01/27                      3,102,240
       1,000 New Jersey St Ed Fac Auth Rev
             Felician College of Lodi Ser D
             (Acquired 11/07/97, Cost
             $1,000,000) (a)                                      7.375          11/01/22                      1,041,460
       6,000 New Jersey St Trans Tr Fd Auth
             Rites Port Auth 1381 (Inverse Fltg)
             (Acquired 05/30/06, Cost
             $9,220,200) (a) (c)                                 10.723          12/15/22                      8,818,980
       3,535 Tobacco Settlement Fin Corp NJ                       6.750          06/01/39                      3,948,736
       5,000 Tobacco Settlement Fin Corp NJ                       6.250          06/01/43                      5,396,400
       5,000 Tobacco Settlement Fin Corp NJ
             Asset Bkd                                            6.000          06/01/37                      5,270,250
                                                                                                   ----------------------
                                                                                                              96,103,444
                                                                                                   ----------------------


             NEW MEXICO    0.5%
       4,060 Albuquerque, NM Retirement Fac Rev
             La Vida Llena Proj Ser B Rfdg                        6.600          12/15/28                      4,211,925
       1,505 Cabezon Pub Impt Dist NM Spl Levg
             Rev                                                  6.000          09/01/24                      1,528,358
       1,005 New Mexico Hsg Auth Region III Sr
             Brentwood Gardens Apt Ser A (AMT)                    6.850          12/01/31                      1,076,747
         750 Ventana West Pub Impt Dist NM                        6.875          08/01/33                        792,540
                                                                                                   ----------------------
                                                                                                               7,609,570
                                                                                                   ----------------------

             NEW YORK    7.6%
         960 Bethlehem, NY Indl Dev Agy Sr Hsg
             Rev Van Allen Proj Ser A                             6.875          06/01/39                        940,330
       1,000 Brookhaven, NY Indl Dev Agy Mem
             Hosp Med Ctr Inc Ser A                               8.125          11/15/20                      1,084,200
       1,400 Brookhaven, NY Indl Dev Agy Sr
             Residential Hsg Rev Woodcrest
             Estates Fac Ser A (AMT)                              6.375          12/01/37                      1,418,942
       3,415 Dutchess Cnty, NY Indl Dev Agy
             Saint Francis Hosp Ser A Rfdg                        7.500          03/01/29                      3,699,982
       2,000 Erie Cnty, NY Indl Dev Agy Rev
             Orchard Pk Ccrc Inc Proj Ser A                       6.000          11/15/36                      2,058,980
       5,000 Metropolitan Trans Auth NY Rev
             Trans Ser F                                          5.000          11/15/35                      5,035,050
       1,975 Monroe Cnty, NY Indl Dev Agy
             Woodland Vlg Proj                                    8.000          11/15/15                      2,204,060
       3,000 New York City Indl Dev Agy JFK Intl
             Arpt Proj Ser B (AMT)                                8.500          08/01/28                      3,463,020
      15,400 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser A                      6.500          03/01/35                     16,382,212
       4,445 New York City Indl Dev Agy Rev Rols
             RR II R 523CE (Inverse Fltg)
             (Acquired 03/03/06, Cost
             $5,310,353) (a) (c)                                 12.039          03/01/15                      5,538,470
      10,000 New York City Indl Dev Agy Spl Fac
             Rev Amern Airl JFK Intl Arpt (AMT)                   7.500          08/01/16                     11,415,200
      11,750 New York City Indl Dev Agy Spl Fac
             Rev Amern Airl JFK Intl Arpt (AMT)                   7.625          08/01/25                     13,593,693
       5,000 New York City Indl Dev Agy Spl Fac
             Rev Amern Airl JFK Intl Arpt (AMT)                   7.750          08/01/31                      5,843,950
      10,000 New York City Muni Wtr Fin Drivers
             Ser 786 (Inverse Fltg) (Acquired
             03/15/05 to 07/21/05, Cost
             $10,865,500) (a)                                     5.697          12/15/12                     10,295,800
       4,800 New York City Ser A                                  7.000          08/01/07                      4,883,808
       5,000 New York City Transitional Drivers
             Ser 386 (Inverse Fltg) (Acquired
             02/02/04, Cost $5,458,300) (a) (c)                   5.697          02/01/12                      5,308,250
       2,500 New York St Energy Resh & Dev Auth
             Gas Fac Rev (Inverse Fltg)                           8.822          04/01/20                      2,787,125
       1,950 Saratoga Cnty, NY Indl Dev Agy Sr
             Hsg Rev Highpointe at Malta Proj
             Ser A                                                6.875          06/01/39                      1,934,771
       1,000 Suffolk Cnty, NY Gurwin Jewish
             Phase II                                             6.700          05/01/39                      1,073,700
       1,000 Suffolk Cnty, NY Indl Dev Agy
             Continuing Care Retirement Cmnty
             Rev (Prerefunded @ 11/01/09)                         7.250          11/01/28                      1,111,090
       2,975 Suffolk Cnty, NY Indl Dev Agy Eastn
             Long Is Hosp Assoc Ser A                             7.750          01/01/22                      3,153,232
       1,340 Suffolk Cnty, NY Indl Dev Agy Indl
             Dev Rev Spellman High Voltage Fac
             Ser A (AMT)                                          6.375          12/01/17                      1,312,530
       4,000 Suffolk Cnty, NY Indl Dev Agy
             Medford Hamlet Asstd Living Proj
             (AMT)                                                6.375          01/01/39                      3,963,680
       1,445 Suffolk Cnty, NY Indl Dev Agy
             Peconic Landing Ser A                                8.000          10/01/20                      1,606,002

       1,000 Syracuse, NY Indl Dev Agy Rev First
             Mtg Jewish Home Ser A                                7.375          03/01/31                      1,069,950
       5,000 Tsasc Inc NY Rols RR II R 513CE 2
             (Inverse Fltg) (Acquired 03/01/06,
             Cost $4,936,300) (a)                                 5.727          06/01/26                      4,808,000
       2,700 Ulster Cnty, NY Indl Dev Agy Civic
             Fac Rev Benedictine Hosp Proj Ser A                  6.450          06/01/24                      2,660,391
       2,315 Utica, NY Indl Dev Agy Civic Utica
             College Civic Fac                                    6.750          12/01/21                      2,505,501
       1,000 Westchester Cnty, NY Indl Dev
             Hebrew Hosp Sr Hsg Inc Ser A                         7.375          07/01/30                      1,071,490
                                                                                                   ----------------------
                                                                                                             122,223,409
                                                                                                   ----------------------

             NORTH CAROLINA    0.3%
       2,000 North Carolina Med Care Commn First
             Mtg Utd Methodist Homes
             (Prerefunded @ 10/01/09)                             7.000          10/01/17                      2,181,760
       2,600 North Carolina Med Care Commn
             Retirement Fac Rev First Mtg Ser A
             05                                                   5.500          10/01/35                      2,565,498
                                                                                                   ----------------------
                                                                                                               4,747,258
                                                                                                   ----------------------

             NORTH DAKOTA    0.2%
       2,000 Grand Forks, ND Sr Hsg Rev Spl Term
             4000 Vly Square Proj                                 6.250          12/01/34                      2,002,280
         935 Grand Forks, ND Sr Hsg Rev Spl Term
             4000 Vly Square Proj                                 6.375          12/01/34                        937,945
                                                                                                   ----------------------
                                                                                                               2,940,225
                                                                                                   ----------------------

             OHIO    3.5%
      10,200 Adams Cnty Hosp Fac Impt Rev Adams
             Cnty Hosp Proj                                       6.500          09/01/36                     10,226,010
       5,000 Athens Cnty, OH Hosp Fac Rev Impt
             O'Bleness Mem Ser A Rfdg                             7.125          11/15/33                      5,391,900
       3,000 Cleveland-Cuyahoga Cnty, OH Spl
             Assmt/Tax Increment                                  7.000          12/01/18                      3,187,470
       1,000 Cuyahoga Cnty, OH Hlthcare Fac
             Franciscan Cnty OH Inc Proj Ser C                    6.250          05/15/32                      1,015,610
       5,000 Cuyahoga Cnty, OH Rev Ser A Rfdg                     6.000          01/01/32                      5,449,350
       1,760 Dayton, OH Spl Fac Rev Air Freight
             Cargo Day LLC Proj (AMT)                             6.300          04/01/22                      1,682,842
       7,510 Erie Cnty, OH Hosp Fac Rev
             Firelands Regl Med Ctr Ser A                         5.625          08/15/32                      7,813,104
       5,955 Franklin Cnty, OH Hlthcare Fac Rev
             Impt Lutheran Sr City Proj Rfdg (c)                  6.125          12/15/28                      5,733,653
       2,600 Franklin Cnty, OH Hlthcare Fac Rev
             Impt OH Presbyterian Svc Ser A                       5.125          07/01/35                      2,578,654
       1,500 Lucas Cnty, OH Hlthcare & Impt
             Sunset Retirement Rfdg                               6.500          08/15/20                      1,591,380
         750 Lucas Cnty, OH Port Auth Rev Saint
             Mary Woods Proj Ser A                                6.000          05/15/24                        760,260
       2,250 Lucas Cnty, OH Port Auth Rev Saint
             Mary Woods Proj Ser A                                6.000          05/15/34                      2,259,833
       2,840 Madison Cnty, OH Hosp Impt Rev
             Madison Cnty Hosp Proj Rfdg
             (Prerefunded 08/01/08)                               6.400          08/01/28                      2,962,177
         955 Moraine, OH Solid Waste Disp Rev
             Gen Motors Corp Proj (AMT)                           5.650          07/01/24                        863,034
       4,340 Norwood, OH Tax Increment Rev Fin
             Cornerstone at Norwood                               6.200          12/01/31                      4,253,287
       1,130 Ohio St Solid Waste Rev Gen Motors
             Corp Proj (AMT)                                      6.300          12/01/32                      1,098,789
                                                                                                   ----------------------
                                                                                                              56,867,353
                                                                                                   ----------------------

             OKLAHOMA    3.4%
       1,000 Citizen Potawatomi Nation, OK Ser A                  6.500          09/01/16                      1,043,400
         520 Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A (Escrowed
             to Maturity)                                         7.000          08/01/10                        546,749
         750 Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A
             (Prerefunded @ 08/01/10)                             7.400          08/01/17                        854,063
       1,000 Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A
             (Prerefunded @ 08/01/10)                             7.625          08/01/20                      1,147,130
       1,000 Norman, OK Regl Hosp Auth Hosp Rev                   5.375          09/01/29                      1,010,850
       3,000 Norman, OK Regl Hosp Auth Hosp Rev                   5.375          09/01/36                      3,021,960
       2,000 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg                              6.000          04/01/18                      2,023,980
         750 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Ser A Rfdg                        5.700          04/01/25                        752,708
       1,000 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Ser A Rfdg                        7.000          04/01/25                      1,028,720
       1,250 Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Ser A Rfdg                        5.875          04/01/30                      1,263,275
       1,500 Oklahoma Cnty, OK Fin Auth Rev
             Retirement Fac Concordia Ser A                       6.125          11/15/25                      1,503,585
       5,500 Oklahoma Cnty, OK Fin Auth Rev
             Retirement Fac Concordia Ser A                       6.000          11/15/38                      5,412,330
       1,065 Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Ser A Rfdg
             (Prerefunded @ 08/15/09)                             5.750          08/15/12                      1,129,241
       1,000 Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Ser A Rfdg
             (Prerefunded @ 08/15/09)                             5.750          08/15/15                      1,060,320
       4,000 Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Ser A Rfdg
             (Prerefunded @ 08/15/09)                             5.625          08/15/19                      4,226,720
       3,250 Tulsa Cnty, OK Pub Fac Auth
             (Prerefunded @ 11/01/09) (AMBAC
             Insd)                                                6.250          11/01/22                      3,543,898
       6,365 Tulsa, OK Muni Arpt Tr Rev Amern
             Airl Proj Rfdg                                       6.250          06/01/20                      6,383,077
      16,855 Tulsa, OK Muni Arpt Tr Rev Ser A
             Rfdg (AMT)                                           7.750          06/01/35                     18,489,429
                                                                                                   ----------------------
                                                                                                              54,441,435
                                                                                                   ----------------------

             OREGON    0.8%
       2,000 Clackamas Cnty, OR Hosp Fac
             Willamette View Inc Proj Ser A
             (Prerefunded @ 11/01/09)                             7.500          11/01/29                      2,233,600
       2,145 Clatsop Care Ctr Hlth Dist OR Rev
             Sr Hsg                                               6.875          08/01/28                      2,174,065
       2,500 Multnomah Cnty, OR Hosp Fac Auth
             Rev Terwilliger Plaza Proj Rfdg
             (Acquired 05/21/04, Cost
             $2,442,200) (a)                                      6.500          12/01/29                      2,553,475
       4,998 Oregon St Hlth Hsg Ed & Cultural
             Fac Auth (AMT)                                       7.250          06/01/28                      5,166,765
         970 Oregon St Hlth Hsg Ed Auth OR
             Baptist Retirement Homes Ser A                       8.000          11/15/26                        992,950
                                                                                                   ----------------------
                                                                                                              13,120,855
                                                                                                   ----------------------

             PENNSYLVANIA    4.8%
       2,000 Allegheny Cnty, PA Hosp Dev Hlth
             Sys Ser B                                            9.250          11/15/15                      2,377,160
       2,000 Allegheny Cnty, PA Hosp Dev Hlth
             Sys Ser B                                            9.250          11/15/22                      2,370,000
       2,000 Allegheny Cnty, PA Hosp Dev Hlth
             Sys Ser B                                            9.250          11/15/30                      2,365,820
       2,000 Allegheny Cnty, PA Indl Dev Auth
             Lease Rev (AMT)                                      6.625          09/01/24                      1,996,620
       1,500 Allegheny Cnty, PA Redev Auth
             Pittsburgh Mills Proj                                5.600          07/01/23                      1,546,920
       1,500 Bucks Cnty, PA Indl Dev Auth
             Retirement Cmty Rev Ann's Choice
             Inc Fac Ser A                                        6.125          01/01/25                      1,551,420
       1,250 Bucks Cnty, PA Indl Dev Auth
             Retirement Cmty Rev Ann's Choice
             Inc Fac Ser A                                        6.250          01/01/35                      1,294,575

       1,000 Bucks Cnty, PA Indl Dev Auth Rev
             First Mtg Hlthcare Fac Chandler                      6.200          05/01/19                        999,370
       1,800 Bucks Cnty, PA Indl Dev Auth Rev
             First Mtg Hlthcare Fac Chandler                      6.300          05/01/29                      1,780,488
       1,500 Chester Cnty, PA Hlth & Ed Fac
             Chester Cnty Hosp Ser A                              6.750          07/01/31                      1,619,385
       2,000 Cumberland Cnty, PA Indl Dev Auth
             Rev First Mtg Woods Cedar Run Ser A
             Rfdg (b) (g)                                         6.500          11/01/28                        816,420
       3,000 Dauphin Cnty, PA Gen Auth Rev
             Office & Pkg Riverfront Office                       6.000          01/01/25                      2,742,690
       1,000 Fulton Cnty, PA Indl Dev Auth Hosp
             Rev Fulton Cnty Med Ctr Proj                         5.675          07/01/31                        998,570
       1,900 Fulton Cnty, PA Indl Dev Auth Hosp
             Rev Fulton Cnty Med Ctr Proj                         5.900          07/01/40                      1,898,328
       2,200 Indiana Cnty, PA Indl Dev Auth PSEG
             Pwr LLC Proj Rfdg (AMT)                              5.850          06/01/27                      2,304,214
       1,000 Lancaster Cnty, PA Hosp Auth Rev
             Hlth Ctr Saint Anne's Home                           6.625          04/01/28                      1,030,130
       1,200 Lehigh Cnty, PA Gen Purp Auth First
             Mtg Bible Fellowship Church                          7.625          11/01/21                      1,320,840
       3,000 Lehigh Cnty, PA Gen Purp Auth Rev
             Good Shepherd Group Ser A                            5.500          11/01/24                      3,090,300
       3,585 Lehigh Cnty, PA Gen Purp Auth Rev
             Kidspeace Oblig Grp (c)                              6.200          11/01/14                      3,520,721
       5,500 Lehigh Cnty, PA Gen Purp Auth Rev
             Kidspeace Oblig Grp Rfdg                             6.000          11/01/23                      5,243,370
       1,000 Lehigh Cnty, PA Indl Dev Auth Hlth
             Fac Rev Lifepath Inc Proj                            6.100          06/01/18                        951,210
       4,180 Montgomery Cnty, PA Higher Ed &
             Hlth Auth Rev Montgomery Impt & Rfdg                 6.875          04/01/36                      4,272,044
       1,085 Montgomery Cnty, PA Indl Dev Auth
             Rev Mtg Whitemarsh Cont Care Proj                    6.000          02/01/21                      1,134,509
       4,500 Montgomery Cnty, PA Indl Dev Auth
             Rev Mtg Whitemarsh Cont Care Proj                    6.250          02/01/35                      4,725,090
       1,390 Northeastern PA Hosp & Ed Auth
             Hlthcare Rev                                         7.125          10/01/29                      1,425,376
       1,690 Northeastern PA Hosp & Ed Auth
             Hlthcare Rev Oakwood Ter Proj
             (Acquired 12/27/05, Cost
             $1,690,000) (a) (c)                                  6.500          10/01/32                      1,668,199
       1,500 Pennsylvania Econ Dev Fin Auth
             Reliant Energy Ser A (AMT)                           6.750          12/01/36                      1,606,710
       3,000 Pennsylvania Econ Dev Fin Auth
             Reliant Energy Seward Ser A (AMT)                    6.750          12/01/36                      3,213,420
         980 Pennsylvania St Higher Ed Student
             Assn Inc Proj Ser A                                  6.750          09/01/32                      1,035,546
       6,400 Philadelphia, PA Arpt Rev Ser A
             (AMT) (MBIA Insd)                                    4.750          06/15/35                      6,237,696
       2,150 Philadelphia, PA Auth Indl Dev Rev
             Coml Dev Rfdg                                        7.750          12/01/17                      2,171,930
       1,925 Philadelphia, PA Hosp & Higher Ed
             Fac Auth Rev Centralized Comp Human
             Svc Ser A                                            6.125          01/01/13                      1,895,182
       1,500 Scranton Lackawanna, PA Hlth &
             Welfare Auth Rev Rfdg (Prerefunded
             @ 01/15/07)                                          7.250          01/15/17                      1,554,045
       2,000 Scranton Lackawanna, PA Hlth &
             Welfare Auth Rev Rfdg (Prerefunded @
             01/15/07)                                            7.350          01/15/22                      2,073,120
       1,500 Westmoreland Cnty, PA Indl Dev
             Hlthcare Fac Redstone Ser B
             (Prerefunded @ 11/15/10)                             8.000          11/15/23                      1,728,300
                                                                                                   ----------------------
                                                                                                              76,559,718
                                                                                                   ----------------------

             RHODE ISLAND    0.3%

       1,825 Rhode Island St Econ Dev Corp Rev
             Oblig Providence Pl                                  7.250          07/01/20                      1,860,442
       3,000 Tobacco Settlement Fin Corp RI
             Asset Bkd Ser A                                      6.000          06/01/23                      3,146,460
                                                                                                   ----------------------
                                                                                                               5,006,902
                                                                                                   ----------------------

             SOUTH CAROLINA    1.5%
       2,500 Lancaster Cnty, SC Assmt Rev
             Edenmoor Impt Dist Ser A (Acquired
             05/19/06, Cost $2,500,000) (a)                       5.750          12/01/37                      2,487,250
       1,700 Lancaster Cnty, SC Assmt Rev Sun
             City Carolina Lakes Impt                             5.450          12/01/37                      1,692,809
       3,000 South Carolina Jobs Econ Dev Auth
             Econ Dev Rev Westminster Impt & Rfdg                 5.375          11/15/30                      2,939,910
       1,570 South Carolina Jobs Econ Dev Auth
             Hosp Fac Rev Palmetto Hlth Alliance
             Ser A Impt & Rfdg                                    6.250          08/01/31                      1,711,693
       2,965 South Carolina Jobs Econ Dev Auth
             Student Hdg Rev Drivers Ser 650
             (Inverse Fltg) (Acquired 12/17/04,
             Cost $3,437,858) (MBIA Insd) (a) (c)                 6.447          08/01/12                      3,319,406
       1,000 South Carolina Jobs Econ Dev
             Episcopal Home Still Proj A                          6.000          05/15/17                      1,010,880
       2,000 South Carolina Jobs Econ Dev First
             Mtg Westley Com Proj                                 7.750          10/01/24                      2,166,780
       4,500 South Carolina Jobs Econ Dev First
             Mtg Westley Com Proj                                 8.000          10/01/31                      4,899,240
       3,000 Tobacco Settlement Rev Mgmt Auth SC
             Tob Settlement Rev Ser B                             6.375          05/15/28                      3,201,900
                                                                                                   ----------------------
                                                                                                              23,429,868
                                                                                                   ----------------------

             SOUTH DAKOTA    0.5%
       1,010 Keystone, SD Econ Dev Rev Wtr
             Quality Mgmt Corp Ser A (AMT)                        6.000          12/15/18                      1,003,061
       5,415 Sioux Falls, SD Multi-Family Hsg
             Inn Westport Proj Ser A (Acquired
             01/26/04 to 04/27/05, Cost
             $5,511,293) (a)                                      7.500          12/01/34                      5,548,913
       1,050 South Dakota St Hlth & Ed Fac Auth
             Rev Sioux Vly Hosp & Hlth Sys Ser A                  5.250          11/01/34                      1,070,370
                                                                                                   ----------------------
                                                                                                               7,622,344
                                                                                                   ----------------------

             TENNESSEE    1.7%
       3,000 Elizabethton, TN Hlth & Ed Fac Brd
             Rev Rfdg (MBIA Insd)                                 7.750          07/01/29                      3,598,890
       1,000 Johnson City, TN Hlth & Ed Fac Brd
             Hosp Rev First Mtg Mtn States Hlth
             Ser A Rfdg                                           7.500          07/01/33                      1,149,730
       4,950 Johnson City, TN Hlth & Ed Fac Brd
             Hosp Rev Rites PA 1351 (Inverse
             Fltg) (Acquired 02/02/06, Cost
             $5,313,231) (a) (c)                                  6.675          07/01/36                      5,245,565
       1,000 Johnson City, TN Hlth & Ed Fac Brd
             Retirement Fac Rev Appalachian
             Christian Vlg Proj Ser A                             6.250          02/15/32                      1,027,330
       1,750 Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A                                 7.000          12/01/23                      1,832,128
       1,000 Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A                                 7.250          12/01/34                      1,054,820
       1,000 Shelby Cnty, TN Hlth Ed & Hsg Fac
             Brd Rev Trezavant Manor Proj Ser A                   5.625          09/01/26                        987,800
       4,500 Shelby Cnty, TN Hlth Ed & Hsg Fac
             Brd Rev Trezavant Manor Proj Ser A                   5.750          09/01/37                      4,420,215
       5,130 Sullivan Cnty, TN Hlth Ed & Hsg Fac
             Brd Rev (c)                                          8.410          11/01/19                      5,354,284

       2,725 Trenton, TN Hlth & Ed Fac Brd Rev
             Inc Proj Ser A (Acquired 06/08/89,
             Cost $2,725,000) (a) (c)                            10.000          11/01/19                      2,883,650
       1,160 Trenton, TN Hlth & Ed Fac Brd Rev
             Inc Proj Ser B (Acquired 06/08/89,
             Cost $1,160,000) (a) (b) (c)                        10.000          11/01/20                        123,041
                                                                                                   ----------------------
                                                                                                              27,677,453
                                                                                                   ----------------------

             TEXAS    8.2%
         435 Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj Ser
             A (AMT)                                              6.250          10/01/08                        435,487
       3,000 Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj Ser
             A (AMT)                                              6.500          10/01/23                      2,956,830
       1,000 Atlanta, TX Hosp Auth Fac Rev                        6.700          08/01/19                      1,034,690
       2,035 Atlanta, TX Hosp Auth Fac Rev                        6.750          08/01/29                      2,075,944
         990 Austin-Bergstorm Landhost
             Enterprises Inc TX Arpt Hotel Sr
             Ser A (f)                                            6.750          04/01/27                        708,127
         980 Bexar Cnty, TX Hsg Fin Corp
             Multi-Family Hsg Rev Woodland Ridge
             Apt Proj Ser A (AMT)                                 7.000          01/01/39                      1,016,672
       2,000 Brazos Cnty, TX Hlth Fac Dev Oblig
             Grp                                                  5.375          01/01/32                      2,049,580
         735 Comal Cnty, TX Hlth Fac Dev
             Hlthcare Sys McKenna Mem Proj Ser A                  6.250          02/01/32                        773,977
       1,825 Dallas Cnty, TX Flood Ctl Dist No 1
             Cap Apprec Rfdg (Acquired 08/28/89,
             Cost $660,829) (a)                                       *          08/01/11                      1,374,316
       3,445 Dallas Cnty, TX Flood Ctl Dist No 1
             Rfdg                                                 7.250          04/01/32                      3,563,990
       4,305 Dallas Cnty, TX Flood Ctl Dist Rfdg
             (c)                                                  6.750          04/01/16                      4,488,867
       2,500 Decatur, TX Hosp Auth Hosp Wise
             Regl Hlth Sys Ser A                                  7.000          09/01/25                      2,694,425
       3,500 Decatur, TX Hosp Auth Hosp Wise
             Regl Hlth Sys Ser A                                  7.125          09/01/34                      3,766,175
       1,500 Grand Pairie, TX Hsg Fin Corp Indpt
             Sr Living Ctr Rev                                    7.500          07/01/17                      1,547,160
       3,000 Grand Pairie, TX Hsg Fin Corp Indpt
             Sr Living Ctr Rev                                    7.750          01/01/34                      3,093,480
       6,400 Houston, TX Arpt Sys Rev Spl Fac
             Contl Airl Ser B (AMT)                               6.125          07/15/17                      6,423,104
         500 Houston, TX Arpt Sys Rev Spl Fac
             Contl Airl Ser C (AMT)                               5.700          07/15/29                        482,595
      22,130 Houston, TX Arpt Sys Rev Spl Fac
             Contl Airl Ser E (AMT)                               6.750          07/01/21                     23,554,066
       3,115 Houston, TX Arpt Sys Rev Spl Fac
             Contl Airl Ser E (AMT)                               6.750          07/01/29                      3,315,170
       1,750 Houston, TX Arpt Sys Rev Sub Lien
             Ser A (AMT) (FSA Insd)                               5.125          07/01/32                      1,763,843
       3,000 Houston, TX Hlth Fac Dev Corp
             Buckingham Sr Living Cmnty Ser A                     7.125          02/15/34                      3,303,540
       4,440 Houston, TX Util Sys Rev Rols RR II
             R 537 (Inverse Fltg) (Acquired
             04/03/06, Cost $5,304,705) (MBIA
             Insd) (a)                                            8.113          05/15/28                      4,916,945
       3,750 Lower CO River Auth TX Rev Ser A
             Rfdg (Inverse Fltg) (Acquired
             10/20/99, Cost $3,784,875) (FSA
             Insd) (a)                                            7.548          05/15/15                      4,197,000
       8,880 Lower CO River Auth TX Rev Ser A
             Rfdg (Inverse Fltg) (Acquired
             10/20/99, Cost $9,073,939) (FSA
             Insd) (a)                                            7.548          05/15/14                      9,918,605
       1,000 Lubbock, TX Hlth Fac Dev Corp Ref
             First Mtg Carillon Proj A Rfdg                       6.500          07/01/26                      1,015,700
      10,000 Lubbock, TX Hlth Fac Dev Corp Rev
             First Mtg Carillon Proj A Rfdg                       6.625          07/01/36                     10,147,400
       1,255 Lubbock, TX Hlth Fac Dev Corp Rev
             First Mtg Carillon Proj Ser A
             (Prerefunded @ 07/01/09)                             6.500          07/01/19                      1,339,625

       2,245 Meadow Parc Dev Inc TX Multi-Family
             Rev Hsg Meadow Parc Apt Proj                         6.500          12/01/30                      2,281,122
       2,500 Metropolitan Hlth Fac Dev Corp TX
             Wilson N Jones Mem Hosp Proj                         7.250          01/01/31                      2,569,050
       2,755 Midlothian, TX Dev Auth Tax
             Increment Contract Rev                               6.700          11/15/23                      2,861,591
       2,000 Midlothian, TX Dev Auth Tax
             Increment Contract Rev                               7.875          11/15/26                      2,188,040
       1,500 Midlothian, TX Dev Auth Tax
             Increment Contract Rev (Acquired
             12/02/04, Cost $1,500,000) (a)                       6.200          11/15/29                      1,512,300
       1,000 Richardson, TX Hosp Auth Rev Baylor
             & Richardson Impt & Rfdg                             5.625          12/01/28                      1,020,960
         250 San Antonio, TX Hlth Fac Dev Corp
             Rev Encore Nursing Ctr Part                          8.250          12/01/19                        250,160
       2,500 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Northwest
             Sr Hsg Edgemore Proj A                               6.000          11/15/36                      2,587,250
       1,350 Texas St Dept Hsg & Cmnty Affairs
             Home Mtg Rev (AMT) (GNMA
             Collateralized)                                      6.900          07/02/24                      1,385,694
       1,675 Texas St Pub Fin Auth Sch
             Excellence Ed Proj Ser A (Acquired
             12/02/04, Cost $1,654,197) (a)                       7.000          12/01/34                      1,712,755
       1,500 Texas St Student Hsg Corp MSU Proj
             Midwestn St Univ                                     6.500          09/01/34                      1,598,010
       2,950 Tomball, TX Hosp Auth Rev Hosp
             Tomball Regl Hosp                                    6.000          07/01/29                      3,033,898
       1,000 Travis Cnty, TX Hlth Fac Dev Corp
             Retirement Fac Rev Querencia Barton
             Creek Proj                                           5.500          11/15/25                        978,940
       2,950 Travis Cnty, TX Hlth Fac Dev Corp
             Retirement Fac Rev Querencia Barton
             Creek Proj                                           5.650          11/15/35                      2,854,627
         945 Wichita Cnty, TX Hlth Fac Rolling
             Meadows Fac Ser A Rfdg                               6.250          01/01/28                        956,425
       2,500 Woodhill Pub Fac Corp TX
             Hsg-Woodhill Apt Proj                                7.500          12/01/29                      2,471,250
                                                                                                   ----------------------
                                                                                                             132,219,385
                                                                                                   ----------------------

             UTAH    0.2%
       1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (f)                                    7.800          09/01/15                        385,000
       1,165 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (f)                                    8.000          09/01/20                        448,525
         585 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (f)                                    7.800          09/01/25                        225,225
       2,355 Utah St Hsg Fin Agy Rev RHA Cmnty
             Svc Proj Ser A                                       6.875          07/01/27                      2,372,403
           5 Utah St Hsg Fin Agy Single Family
             Mtg Mezz A1 (AMBAC Insd)                             6.100          07/01/13                          5,105
                                                                                                   ----------------------
                                                                                                               3,436,258
                                                                                                   ----------------------

             VERMONT    0.2%
       1,000 Vermont Ed & Hlth Bldg Fin Agy Rev
             Bennington College Proj                              6.625          10/01/29                      1,025,660
       1,910 Vermont Ed & Hlth Bldg Fin Agy Rev
             Hlthcare Fac Copley Manor Proj                       6.500          04/01/33                      1,575,005
       1,000 Vermont Ed & Hlth Bldg Fin Agy Rev
             VT Council Dev Mental Hlth Ser A                     6.000          12/15/09                      1,039,600
                                                                                                   ----------------------
                                                                                                               3,640,265
                                                                                                   ----------------------

             VIRGINIA    2.2%

       4,000 Albemarle Cnty, VA Indl Dev Auth Ed
             Fac Rev Covenant Sch Inc Ser A                       7.750          07/15/32                      4,374,000
       5,000 Celebrate, VA South Cmnty Dev
             Celebrate VA South Proj                              6.250          03/01/37                      5,037,300
       2,500 Henrico Cnty, VA Econ Dev Auth
             Residential Care Fac Rev Utd
             Methodist Ser A Rfdg                                 6.500          06/01/22                      2,653,200
       1,000 New Port Cmnty Dev Auth VA Spl Assmt                 5.500          09/01/26                      1,003,640
       2,500 New Port Cmnty Dev Auth VA Spl Assmt                 5.600          09/01/36                      2,513,600
       4,000 Peninsula Ports Auth VA Residential
             Care Fac Rev VA Baptist Homes Ser C
             Rfdg                                                 5.400          12/01/33                      3,994,120
       4,000 Roanoke Cnty, VA Indl Dev Auth
             Glebe Inc Ser A                                      6.300          07/01/35                      4,000,000
       8,810 Tobacco Settlement Fin Corp VA
             Rites PA 1341 (Inverse Fltg)
             (Acquired 12/07/05, Cost
             $8,844,888) (a)                                      6.521          06/01/37                      9,344,591
       1,700 Virginia Small Business Fin Auth
             Rev Indl Dev SIL Clean Wtr Proj
             (AMT)                                                7.250          11/01/24                      1,754,417
                                                                                                   ----------------------
                                                                                                              34,674,868
                                                                                                   ----------------------

             WASHINGTON    0.7%
       1,000 King Cnty, WA Pub Hosp Dist No 004
             Snoqualmie Vly Hosp                                  7.250          12/01/15                      1,055,750
       8,830 Tobacco Settlement Auth WA Asset Bkd                 6.625          06/01/32                      9,605,274
                                                                                                   ----------------------
                                                                                                              10,661,024
                                                                                                   ----------------------

             WISCONSIN    1.1%
         800 Baldwin, WI Hosp Rev Mtg Ser A                       6.125          12/01/18                        802,368
       1,000 Baldwin, WI Hosp Rev Mtg Ser A                       6.375          12/01/28                      1,003,620
       1,745 Milwaukee, WI Rev Sr Air Cargo (AMT)                 6.500          01/01/25                      1,868,110
         750 Wisconsin Hlth & Ed Fac Eastcastle
             Pl Inc Proj                                          6.000          12/01/24                        765,570
       2,000 Wisconsin St Hlth & Ed Fac Auth Rev
             Aurora Hlthcare Inc Ser A                            5.600          02/15/29                      2,057,360
       3,000 Wisconsin St Hlth & Ed Fac Auth Rev
             Milwaukee Catholic Home Inc Proj                     7.500          07/01/26                      3,062,430
       1,000 Wisconsin St Hlth & Ed Fac Auth Rev
             Oakwood Vlg Proj Ser A                               7.625          08/15/30                      1,084,950
       1,500 Wisconsin St Hlth & Ed Fac Beaver
             Dam Cmnty Hosp Inc Ser A                             6.750          08/15/34                      1,611,345
       1,000 Wisconsin St Hlth & Ed Fac Divine
             Savior Hlthcare Ser C (Prerefunded
             @ 05/01/12)                                          7.500          05/01/32                      1,158,060
       2,000 Wisconsin St Hlth & Ed Fac Fort
             Hlthcare Inc Proj                                    6.100          05/01/34                      2,156,620
       1,500 Wisconsin St Hlth & Ed Fac
             Southwest Hlth Ctr Ser A                             6.125          04/01/24                      1,526,190
                                                                                                   ----------------------
                                                                                                              17,096,623
                                                                                                   ----------------------

             WYOMING    0.4%
       4,000 Sweetwater Cnty, WY Solid Waste
             Disp Rev Corp Proj Rfdg (AMT)                        5.600          12/01/35                      4,157,960
       1,500 Teton Cnty, WY Hosp Dist Hosp Saint
             Johns Med Ctr                                        6.750          12/01/27                      1,580,175
                                                                                                   ----------------------
                                                                                                               5,738,135
                                                                                                   ----------------------

             PUERTO RICO    1.2%
      15,000 Puerto Rico Comwlth Hwy & Trans
             Auth Trans Rev Ser K                                 5.000          07/01/40                     14,939,100
       5,000 Puerto Rico Pub Bldg Auth Rev Govt
             Fac Ser I                                            5.250          07/01/33                      5,123,000
                                                                                                   ----------------------
                                                                                                              20,062,100
                                                                                                   ----------------------

             U. S. VIRGIN ISLANDS    0.2%

       2,500 Northern Mariana Islands Ser A                       7.375          06/01/30                      2,714,850
       1,000 Virgin Islands Pub Fin Auth Resr
             Secd-Hovensa Refinery (AMT)                          5.875          07/01/22                      1,081,080
                                                                                                   ----------------------
                                                                                                               3,795,930

TOTAL MUNICIPAL BONDS    99.2%                                                                             1,595,547,608
                                                                                                   ----------------------


                                                                                NUMBER OF
DESCRIPTION                                                                      SHARES                   VALUE
EQUITY    0.0%
GMT Holdings, LLC (b) (h)                                                           2,240          $                   0
                                                                                                   ----------------------

TOTAL INVESTMENTS    99.2%
   (Cost $1,549,673,402)                                                                                   1,595,547,608

OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                                 12,758,308
                                                                                                   ----------------------

NET ASSETS    100.0%                                                                               $       1,608,305,916
                                                                                                   ======================

             Percentages are calculated as a percentage of net assets.

*            Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 15.7% of net assets.

(b)          Non-income producing security.

(c)          The Fund owns 100% of the outstanding bond issuance.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e)          Securities purchased on a when-issued or delayed delivery basis.

(f)          Interest is accruing at less than the stated coupon.

(g)          This borrower has filed for protection in federal bankruptcy court.

(h) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

ACA          -American Capital Access

AMBAC        -AMBAC Indemnity Corp.

AMT          -Alternative Minimum Tax

FGIC         -Financial Guaranty Insurance Co.

FSA          -Financial Security Assurance Inc.

GNMA         -Government National Mortgage Association

MBIA         -Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006